UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250 Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 407-5500

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

BRINKER CAPITAL DESTINATIONS TRUST

Destinations Large Cap Equity Fund

Destinations Small-Mid Cap Equity Fund

Destinations International Equity Fund

Destinations Equity Income Fund

Destinations Real Assets Fund

Destinations Core Fixed Income Fund

Destinations Low Duration Fixed Income Fund

Destinations Global Fixed Income Opportunities Fund

Destinations Municipal Fixed Income Fund

Destinations Multi Strategy Alternatives Fund

FORM N-Q

May 31, 2018

Schedules of Investments

May 31, 2018

(unaudited)

Destinations Large Cap Equity Fund

Face Amount	Security	Value
CORPORATE BOND & NOTE - 0.0%
Consumer Cyclical - 0.0%
$ 513,579	Caesars Entertainment Corp., Senior Unsecured Notes, 5.000% due 10/1/24	$948,221

	TOTAL CORPORATE BOND & NOTE (Cost - $840,483)	948,221

Shares/Units
COMMON STOCKS - 97.5%
BASIC MATERIALS - 1.8%
Chemicals - 1.6%
7,577	Air Products & Chemicals Inc.	1,223,004
3,845	Albemarle Corp.	359,392
8,000	CF Industries Holdings Inc.	329,120
482,551	DowDuPont Inc.	30,936,345
4,998	Eastman Chemical Co.	521,341
4,671	FMC Corp.	406,798
2,751	International Flavors & Fragrances Inc.	335,980
11,251	LyondellBasell Industries NV, Class A Shares	1,261,462
15,273	Monsanto Co.	1,946,697
12,228	Mosaic Co.	336,148
72,142	Nutrien Ltd.	3,653,992
8,848	PPG Industries Inc.	892,940
9,958	Praxair Inc.	1,556,037
2,862	Sherwin-Williams Co.	1,085,413

	Total Chemicals	44,844,669

Forest Products & Paper - 0.0%
14,369	International Paper Co.	768,741

Iron/Steel - 0.0%
11,052	Nucor Corp.	709,428

Mining - 0.2%
314,019	Freeport-McMoRan Inc.	5,306,921
18,550	Newmont Mining Corp.	722,151

	Total Mining	6,029,072

	TOTAL BASIC MATERIALS	52,351,910

COMMUNICATIONS - 16.9%
Advertising - 0.1%
13,522	Interpublic Group of Cos., Inc.	305,597
8,030	Omnicom Group Inc.	578,803

	Total Advertising	884,400

Internet - 12.1%
162,599	Alibaba Group Holding Ltd., ADR*	32,196,228
25,811	Alphabet Inc., Class A Shares*	28,392,100
29,147	Alphabet Inc., Class C Shares*	31,624,204
59,650	Amazon.com Inc.*	97,206,833
22,635	Booking Holdings Inc.*	47,735,404
196,498	Ctrip.com International Ltd., ADR*	8,860,095
32,821	eBay Inc.*	1,238,008
4,278	Expedia Group Inc.	517,766
2,176	F5 Networks Inc.*	376,687
360,577	Facebook Inc., Class A Shares*	69,151,457
22,620	MercadoLibre Inc.	6,578,575

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATIONS - 16.9% - (continued)
Internet - 12.1% - (continued)
34,328	Netflix Inc.*	$12,069,725
300,658	Symantec Corp.	6,247,673
121,400	Tencent Holdings Ltd.	6,178,850
3,587	TripAdvisor Inc.*	187,026
2,945	VeriSign Inc.*	384,146

	Total Internet	348,944,777

Media - 1.6%
12,110	CBS Corp., Class B Shares	609,981
17,404	Charter Communications Inc., Class A Shares*	4,543,140
572,801	Comcast Corp., Class A Shares	17,859,935
5,611	Discovery Inc., Class A Shares*	118,336
10,279	Discovery Inc., Class C Shares*	203,216
7,933	DISH Network Corp., Class A Shares*	234,420
13,633	News Corp., Class A Shares	204,904
3,538	News Corp., Class B Shares	54,662
27,081	Time Warner Inc.	2,549,947
194,906	Twenty-First Century Fox Inc., Class A Shares, ADR	7,513,626
14,200	Twenty-First Century Fox Inc., Class B Shares	542,014
12,284	Viacom Inc., Class B Shares	332,896
102,538	Walt Disney Co.	10,199,455

	Total Media	44,966,532

Telecommunications - 3.1%
930,235	AT&T Inc.	30,065,195
33,845	CenturyLink Inc.	616,656
943,464	Cisco Systems Inc.	40,295,347
12,096	Juniper Networks Inc.	322,237
5,631	Motorola Solutions Inc.	604,432
395,610	Verizon Communications Inc.	18,858,729

	Total Telecommunications	90,762,596

	TOTAL COMMUNICATIONS	485,558,305

CONSUMER CYCLICAL - 7.1%
Airlines - 0.2%
4,254	Alaska Air Group Inc.	258,686
74,491	American Airlines Group Inc.	3,243,338
22,827	Delta Air Lines Inc.	1,233,799
18,991	Southwest Airlines Co.	970,060
8,254	United Continental Holdings Inc.*	574,396

	Total Airlines	6,280,279

Apparel - 0.9%
12,503	Hanesbrands Inc.	227,930
5,297	Michael Kors Holdings Ltd.*	303,995
301,486	NIKE Inc., Class B Shares	21,646,695
2,675	PVH Corp.	428,000
1,952	Ralph Lauren Corp., Class A Shares	262,700
6,619	Under Armour Inc., Class A Shares*(a)	138,337
6,812	Under Armour Inc., Class C Shares*(a)	128,883
11,436	VF Corp.	928,146

	Total Apparel	24,064,686

Auto Manufacturers - 0.5%
19,269	Ferrari NV	2,530,983

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 7.1% - (continued)
Auto Manufacturers - 0.5% - (continued)
135,880	Ford Motor Co.	$1,569,414
43,805	General Motors Co.	1,870,474
12,232	PACCAR Inc.	761,197
32,314	Tesla Inc.*(a)	9,200,765

	Total Auto Manufacturers	15,932,833

Auto Parts & Equipment - 0.2%
54,841	Aptiv PLC	5,346,997
6,887	BorgWarner Inc.	335,948
8,576	Goodyear Tire & Rubber Co.	209,512

	Total Auto Parts & Equipment	5,892,457

Distribution/Wholesale - 0.1%
10,007	Fastenal Co.	532,673
10,798	LKQ Corp.*	343,052
1,803	WW Grainger Inc.	557,109

	Total Distribution/Wholesale	1,432,834

Home Builders - 0.4%
11,863	DR Horton Inc.	500,737
170,436	Lennar Corp., Class A Shares	8,818,358
2,689	Lennar Corp., Class B Shares	111,271
620	NVR Inc.*	1,854,135
9,448	PulteGroup Inc.	285,802

	Total Home Builders	11,570,303

Home Furnishings - 0.0%
4,389	Leggett & Platt Inc.	181,266
2,504	Whirlpool Corp.	362,454

	Total Home Furnishings	543,720

Housewares - 0.0%
17,055	Newell Brands Inc.	402,157

Leisure Time - 0.3%
96,891	Carnival Corp.	6,034,371
5,853	Harley-Davidson Inc.	240,441
7,170	Norwegian Cruise Line Holdings Ltd.*	375,278
5,957	Royal Caribbean Cruises Ltd.	625,366

	Total Leisure Time	7,275,456

Lodging - 0.4%
216,618	Caesars Entertainment Corp.*	2,631,909
26,212	Hilton Worldwide Holdings Inc.	2,115,571
1,607	Las Vegas Sands Corp.	129,540
10,448	Marriott International Inc., Class A Shares	1,414,241
51,540	MGM Resorts International	1,620,933
25,051	Wynn Resorts Ltd.	4,910,246

	Total Lodging	12,822,440

Retail - 4.1%
2,527	Advance Auto Parts Inc.	325,022
956	AutoZone Inc.*	620,750
8,850	Best Buy Co., Inc.	604,013
6,341	CarMax Inc.*	437,022
864	Chipotle Mexican Grill Inc., Class A Shares*	371,676
65,023	Costco Wholesale Corp.	12,890,159
4,305	Darden Restaurants Inc.	376,300

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 7.1% - (continued)
Retail - 4.1% - (continued)
25,868	Dollar General Corp.	$2,262,933
138,193	Dollar Tree Inc.*	11,413,360
16,631	Dollarama Inc.	1,919,356
4,315	Foot Locker Inc.	232,880
7,240	Gap Inc.	202,575
5,106	Genuine Parts Co.	463,574
40,612	Home Depot Inc.	7,576,168
5,874	Kohl’s Corp.	392,089
8,590	L Brands Inc.	291,287
168,469	Lowe’s Cos., Inc.	16,006,240
10,612	Macy’s Inc.	370,465
27,722	McDonald’s Corp.	4,435,797
4,167	Nordstrom Inc.	204,308
2,958	O’Reilly Automotive Inc.*	796,915
13,418	Ross Stores Inc.	1,058,412
119,764	Starbucks Corp.	6,787,026
287,897	Tapestry Inc.	12,586,857
85,007	Target Corp.	6,196,160
3,556	Tiffany & Co.	465,054
22,146	TJX Cos., Inc.	2,000,227
4,372	Tractor Supply Co.	324,883
56,155	Ulta Beauty Inc.*	13,865,231
29,707	Walgreens Boots Alliance Inc.	1,853,420
50,564	Walmart Inc.	4,173,553
80,099	Yum China Holdings Inc.	3,147,891
27,334	Yum! Brands Inc.	2,223,074

	Total Retail	116,874,677

Textiles - 0.0%
2,207	Mohawk Industries Inc.*	450,316

Toys/Games/Hobbies - 0.0%
3,874	Hasbro Inc.	336,070
11,493	Mattel Inc.	178,371

	Total Toys/Games/Hobbies	514,441

	TOTAL CONSUMER CYCLICAL	204,056,599

CONSUMER NON-CYCLICAL - 20.7%
Agriculture - 1.0%
66,369	Altria Group Inc.	3,699,408
305,362	Archer-Daniels-Midland Co.	13,350,427
123,709	Philip Morris International Inc.	9,839,814

	Total Agriculture	26,889,649

Beverages - 0.9%
9,175	Brown-Forman Corp., Class B Shares	518,938
133,393	Coca-Cola Co.	5,735,899
5,990	Constellation Brands Inc., Class A Shares	1,336,249
6,274	Dr Pepper Snapple Group Inc.	748,488
6,423	Molson Coors Brewing Co., Class B Shares	395,978
55,448	Monster Beverage Corp.*	2,836,720
155,154	PepsiCo Inc.	15,554,188

	Total Beverages	27,126,460

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 20.7% - (continued)
Biotechnology - 3.4%
158,839	Alexion Pharmaceuticals Inc.*	$18,445,973
4,353	Alnylam Pharmaceuticals Inc.*	432,993
23,321	Amgen Inc.	4,188,918
28,296	Biogen Inc.*	8,317,892
165,184	Celgene Corp.*	12,996,677
255,462	Gilead Sciences Inc.	17,218,139
53,903	Illumina Inc.*	14,685,333
6,092	Incyte Corp.*	415,901
2,678	Regeneron Pharmaceuticals Inc.*	804,257
130,415	Vertex Pharmaceuticals Inc.*	20,083,910

	Total Biotechnology.	97,589,993

Commercial Services - 2.2%
15,426	Automatic Data Processing Inc.	2,005,689
2,992	Cintas Corp.	545,292
9,043	Ecolab Inc.	1,289,622
38,690	Equifax Inc.	4,409,112
3,129	Gartner Inc.*	415,344
5,538	Global Payments Inc.	615,604
7,538	H&R Block Inc.	206,918
12,636	IHS Markit Ltd.*	622,702
5,774	Moody’s Corp.	984,871
117,812	New Oriental Education & Technology Group Inc., ADR	11,718,760
11,638	Nielsen Holdings PLC	351,119
317,321	PayPal Holdings Inc.*	26,042,534
5,483	Quanta Services Inc.*	197,443
4,365	Robert Half International Inc.	277,963
8,858	S&P Global Inc.	1,749,455
5,823	Total System Services Inc.	496,061
63,831	TransUnion	4,378,807
2,938	United Rentals Inc.*	468,817
5,396	Verisk Analytics Inc., Class A Shares*	573,271
16,073	Western Union Co.	319,692
68,446	Worldpay Inc., Class A Shares*	5,439,404

	Total Commercial Services	63,108,480

Cosmetics/Personal Care - 0.8%
30,536	Colgate-Palmolive Co.	1,926,516
16,139	Coty Inc., Class A Shares	213,842
7,787	Estee Lauder Cos., Inc., Class A Shares	1,163,689
207,587	Procter & Gamble Co.	15,189,141
81,121	Unilever NV, Class NY Registered Shares, ADR	4,524,118

	Total Cosmetics/Personal Care	23,017,306

Food - 0.9%
6,638	Campbell Soup Co.	223,302
14,237	Conagra Brands Inc.	527,623
19,776	General Mills Inc.	836,327
4,900	Hershey Co.	441,196
9,388	Hormel Foods Corp.	336,935
22,603	JM Smucker Co.	2,429,823
8,645	Kellogg Co.	556,652
20,766	Kraft Heinz Co.	1,193,630
30,943	Kroger Co.	752,843

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 20.7% - (continued)
Food - 0.9% - (continued)
4,167	McCormick & Co., Inc.	$420,867
418,567	Mondelez International Inc., Class A Shares	16,437,126
16,675	Sysco Corp.	1,084,375
10,351	Tyson Foods Inc., Class A Shares	698,382

	Total Food	25,939,081

Healthcare-Products - 3.1%
264,834	Abbott Laboratories	16,295,236
1,465	ABIOMED Inc.*	558,370
2,510	Align Technology Inc.*	833,195
17,445	Baxter International Inc.	1,235,804
52,854	Becton Dickinson & Co.	11,711,918
47,778	Boston Scientific Corp.*	1,451,973
1,701	Cooper Cos., Inc.	384,953
37,983	Danaher Corp.	3,770,952
7,988	DENTSPLY SIRONA Inc.	349,954
65,682	Edwards Lifesciences Corp.*	9,018,795
5,453	Henry Schein Inc.*	377,348
9,593	Hologic Inc.*	363,479
40,873	IDEXX Laboratories Inc.*	8,510,167
19,958	Intuitive Surgical Inc.*	9,174,094
113,233	Medtronic PLC	9,774,273
4,937	ResMed Inc.	507,573
55,567	Stryker Corp.	9,669,769
13,953	Thermo Fisher Scientific Inc.	2,905,992
3,184	Varian Medical Systems Inc.*	375,298
7,038	Zimmer Biomet Holdings Inc.	784,808

	Total Healthcare-Products	88,053,951

Healthcare-Services - 2.3%
11,337	Aetna Inc.	1,996,786
33,028	Anthem Inc.	7,313,060
39,141	Centene Corp.*	4,585,760
22,977	Cigna Corp.	3,891,614
4,912	DaVita Inc.*	328,318
4,299	Envision Healthcare Corp.*	184,341
9,842	HCA Healthcare Inc.	1,015,104
4,841	Humana Inc.	1,408,634
5,069	IQVIA Holdings Inc.*	501,476
3,538	Laboratory Corp. of America Holdings*	638,927
121,635	Quest Diagnostics Inc.	12,957,777
125,925	UnitedHealth Group Inc.	30,412,147
3,048	Universal Health Services Inc., Class B Shares	350,459

	Total Healthcare-Services	65,584,403

Household Products/Wares - 0.1%
3,040	Avery Dennison Corp.	319,291
8,712	Church & Dwight Co., Inc.	409,028
4,483	Clorox Co.	541,681
12,230	Kimberly-Clark Corp.	1,233,395

	Total Household Products/Wares	2,503,395

Pharmaceuticals - 6.0%
55,644	AbbVie Inc.	5,505,417
11,564	Allergan PLC	1,743,851

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 20.7% - (continued)
Pharmaceuticals - 6.0% - (continued)
53,737	AmerisourceBergen Corp., Class A Shares	$4,413,957
394,360	Bristol-Myers Squibb Co.	20,751,223
268,434	Cardinal Health Inc.	13,982,727
217,728	CVS Health Corp.	13,801,778
33,690	Eli Lilly & Co.	2,864,998
190,213	Express Scripts Holding Co.*	14,420,048
245,525	Johnson & Johnson	29,369,700
7,247	McKesson Corp.	1,028,639
516,168	Merck & Co., Inc.	30,727,481
17,991	Mylan NV*	691,934
5,619	Nektar Therapeutics, Class A Shares*	451,037
158,375	Novartis AG, ADR	11,802,105
4,551	Perrigo Co. PLC	332,951
547,763	Pfizer Inc.	19,681,125
16,941	Zoetis Inc., Class A Shares	1,417,962

	Total Pharmaceuticals	172,986,933

	TOTAL CONSUMER NON-CYCLICAL	592,799,651

ENERGY - 6.3%
Oil & Gas - 4.3%
18,991	Anadarko Petroleum Corp.	1,325,572
4,990	Andeavor	720,706
13,206	Apache Corp.	528,240
16,070	Cabot Oil & Gas Corp.	367,200
215,438	Chevron Corp.	26,778,943
3,294	Cimarex Energy Co.	306,078
5,153	Concho Resources Inc.*	707,558
250,391	ConocoPhillips	16,873,849
18,182	Devon Energy Corp.	755,826
20,069	EOG Resources Inc.	2,364,329
8,490	EQT Corp.	437,575
194,989	Exxon Mobil Corp.	15,840,906
3,618	Helmerich & Payne Inc.	240,163
9,359	Hess Corp.	565,471
691,006	Marathon Oil Corp.	14,808,259
16,602	Marathon Petroleum Corp.	1,312,056
7,231	Newfield Exploration Co.*	211,434
16,882	Noble Energy Inc.	602,687
197,409	Occidental Petroleum Corp.	16,621,838
14,673	Phillips 66	1,709,258
52,644	Pioneer Natural Resources Co.	10,165,556
8,465	Range Resources Corp.	134,086
143,268	Royal Dutch Shell PLC, Class A Shares, ADR	9,968,588
15,220	Valero Energy Corp.	1,844,664

	Total Oil & Gas	125,190,842

Oil & Gas Services - 1.9%
320,369	Baker Hughes a GE Co.	11,081,564
371,725	Halliburton Co.	18,489,601
13,258	National Oilwell Varco Inc.	549,146
338,983	Schlumberger Ltd.	23,277,963

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 6.3% - (continued)
Oil & Gas Services - 1.9% - (continued)
15,283	TechnipFMC PLC	$476,065

	Total Oil & Gas Services	53,874,339

Pipelines - 0.1%
66,840	Kinder Morgan Inc.	1,114,891
14,458	ONEOK Inc.	985,457
28,740	Williams Cos., Inc.	771,957

	Total Pipelines	2,872,305

	TOTAL ENERGY	181,937,486

FINANCIAL - 17.2%
Banks - 6.5%
513,008	Bank of America Corp.	14,897,752
267,145	Bank of New York Mellon Corp.	14,626,189
267,378	BB&T Corp.	14,037,345
16,843	Capital One Financial Corp.	1,583,242
341,411	Citigroup Inc.	22,768,699
17,100	Citizens Financial Group Inc.	698,535
6,024	Comerica Inc.	568,003
24,570	Fifth Third Bancorp	751,351
123,046	First Republic Bank	12,255,381
54,786	Goldman Sachs Group Inc.	12,375,062
37,975	Huntington Bancshares Inc.	564,688
343,966	JPMorgan Chase & Co.	36,807,802
37,481	KeyCorp	728,631
5,226	M&T Bank Corp.	899,290
129,778	Morgan Stanley	6,507,069
7,466	Northern Trust Corp.	765,414
16,369	PNC Financial Services Group Inc.	2,347,478
39,219	Regions Financial Corp.	715,355
30,015	Signature Bank*	3,826,612
161,473	State Street Corp.	15,519,170
16,191	SunTrust Banks Inc.	1,093,054
1,847	SVB Financial Group*	576,504
54,796	US Bancorp	2,739,252
152,994	Wells Fargo & Co.	8,260,146
194,133	Zions Bancorporation	10,640,430

	Total Banks	186,552,454

Diversified Financial Services - 4.6%
1,932	Affiliated Managers Group Inc.	307,690
1,670	Alliance Data Systems Corp.	352,070
25,031	American Express Co.	2,460,547
5,145	Ameriprise Financial Inc.	713,252
4,292	BlackRock Inc., Class A Shares	2,292,915
3,941	Cboe Global Markets Inc.	384,484
372,424	Charles Schwab Corp.	20,714,223
11,835	CME Group Inc., Class A Shares	1,927,921
12,308	Discover Financial Services	909,069
9,418	E*TRADE Financial Corp.*	596,630
11,360	Franklin Resources Inc.	381,355
276,003	Intercontinental Exchange Inc.	19,565,853
193,740	Invesco Ltd.	5,292,977

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 17.2% - (continued)
Diversified Financial Services - 4.6% - (continued)
93,864	Mastercard Inc., Class A Shares	$17,845,424
4,165	Nasdaq Inc.	382,597
9,503	Navient Corp.	131,237
4,459	Raymond James Financial Inc.	430,561
317,283	Synchrony Financial	10,987,510
8,422	T Rowe Price Group Inc.	1,022,599
111,050	TD Ameritrade Holding Corp.	6,574,160
293,035	Visa Inc., Class A Shares	38,305,535

	Total Diversified Financial Services	131,578,609

Equity Real Estate Investment Trusts (REITs) - 1.7%
3,520	Alexandria Real Estate Equities Inc.	439,718
27,546	American Tower Corp.	3,811,540
5,735	Apartment Investment & Management Co., Class A Shares	234,160
4,799	AvalonBay Communities Inc.	794,426
5,356	Boston Properties Inc.	652,200
79,490	Crown Castle International Corp.	8,278,883
7,141	Digital Realty Trust Inc.	767,515
12,296	Duke Realty Corp.	345,764
2,784	Equinix Inc.	1,104,830
212,104	Equity Residential	13,572,535
2,294	Essex Property Trust Inc.	548,335
4,376	Extra Space Storage Inc.	421,190
2,520	Federal Realty Investment Trust	299,603
21,734	GGP Inc.	440,766
16,251	HCP Inc.	389,537
25,824	Host Hotels & Resorts Inc.	558,573
9,912	Iron Mountain Inc.	329,971
14,795	Kimco Realty Corp.	228,730
3,776	Macerich Co.	210,059
3,920	Mid-America Apartment Communities Inc.	366,755
18,515	Prologis Inc.	1,191,440
5,200	Public Storage	1,101,568
9,802	Realty Income Corp.	522,447
5,124	Regency Centers Corp.	297,602
4,086	SBA Communications Corp., Class A Shares*	645,874
48,574	Simon Property Group Inc.	7,782,526
3,167	SL Green Realty Corp.	308,846
9,223	UDR Inc.	336,363
12,381	Ventas Inc.	676,745
5,989	Vornado Realty Trust	417,493
12,874	Welltower Inc.	742,186
26,279	Weyerhaeuser Co.	980,995

	Total Equity Real Estate Investment Trusts (REITs)	48,799,175

Insurance - 3.7%
27,372	Aflac Inc.	1,233,382
139,943	Allstate Corp.	13,081,872
339,375	American International Group Inc.	17,915,606
8,518	Aon PLC	1,191,413
6,278	Arthur J Gallagher & Co.	416,106
1,746	Assurant Inc.	162,989
168,751	Berkshire Hathaway Inc., Class B Shares*	32,320,879

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 17.2% - (continued)
Insurance - 3.7% - (continued)
3,296	Brighthouse Financial Inc.*	$155,275
46,224	Chubb Ltd.	6,041,015
5,198	Cincinnati Financial Corp.	360,585
1,429	Everest Re Group Ltd.	321,940
12,427	Hartford Financial Services Group Inc.	650,305
7,622	Lincoln National Corp.	505,262
9,618	Loews Corp.	470,032
168,145	Marsh & McLennan Cos., Inc.	13,513,813
262,491	MetLife Inc.	12,071,961
9,372	Principal Financial Group Inc.	522,958
20,236	Progressive Corp.	1,256,453
14,759	Prudential Financial Inc.	1,429,262
3,685	Torchmark Corp.	312,598
9,517	Travelers Cos., Inc.	1,223,125
7,841	Unum Group	304,309
4,591	Willis Towers Watson PLC	693,930
8,933	XL Group Ltd.	496,496

	Total Insurance.	106,651,566

Investment Companies - 0.0%
10,924	Jefferies Financial Group Inc.	239,017

Private Equity - 0.1%
107,317	Brookfield Asset Management Inc., Class A Shares	4,275,509

Real Estate - 0.4%
10,503	CBRE Group Inc., Class A Shares*	485,134
64,462	Jones Lang LaSalle Inc.	10,556,297

	Total Real Estate	11,041,431

Savings & Loans - 0.2%
458,138	New York Community Bancorp Inc.	5,309,819
13,016	People’s United Financial Inc.	239,625

	Total Savings & Loans	5,549,444

	TOTAL FINANCIAL	494,687,205

INDUSTRIAL - 9.7%
Aerospace/Defense - 2.9%
14,734	Arconic Inc.	260,055
68,235	Boeing Co.	24,029,638
9,656	General Dynamics Corp.	1,947,712
4,149	Harris Corp.	624,300
2,714	L3 Technologies Inc.	538,268
8,671	Lockheed Martin Corp.	2,727,376
77,762	Northrop Grumman Corp.	25,447,614
70,855	Raytheon Co.	14,844,122
5,660	Rockwell Collins Inc.	778,307
1,680	TransDigm Group Inc.	561,305
77,250	United Technologies Corp.	9,642,345

	Total Aerospace/Defense	81,401,042

Building Materials - 0.6%
37,181	Fortune Brands Home & Security Inc.	2,088,457
381,922	Johnson Controls International PLC.	12,817,302
2,186	Martin Marietta Materials Inc.	487,194
10,972	Masco Corp.	408,926

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.7% - (continued)
Building Materials - 0.6% - (continued)
4,601	Vulcan Materials Co.	$587,732

	Total Building Materials	16,389,611

Electrical Components & Equipment - 0.1%
1,466	Acuity Brands Inc.	173,355
8,048	AMETEK Inc.	587,745
22,332	Emerson Electric Co.	1,581,999

	Total Electrical Components & Equipment	2,343,099

Electronics - 1.6%
11,226	Agilent Technologies Inc.	695,114
3,163	Allegion PLC	241,748
10,602	Amphenol Corp., Class A Shares	921,632
90,804	Avnet Inc.	3,461,449
426,394	Corning Inc.	11,585,125
4,946	FLIR Systems Inc.	266,589
64,371	Fortive Corp.	4,679,128
3,888	Garmin Ltd.	233,630
51,741	Honeywell International Inc.	7,653,011
315,924	Koninklijke Philips NV, Class NY Registered Shares, ADR	12,997,113
890	Mettler-Toledo International Inc.*	490,159
3,723	PerkinElmer Inc.	276,731
12,218	TE Connectivity Ltd.	1,137,251
2,771	Waters Corp.*	533,750

	Total Electronics	45,172,430

Engineering & Construction - 0.2%
4,669	Fluor Corp.	227,567
4,110	Jacobs Engineering Group Inc.	266,328
155,350	nVent Electric PLC*	4,206,878

	Total Engineering & Construction	4,700,773

Environmental Control - 0.6%
7,897	Republic Services Inc., Class A Shares	532,495
59,098	Stericycle Inc.*	3,752,723
161,891	Waste Management Inc.	13,390,004

	Total Environmental Control	17,675,222

Hand/Machine Tools - 0.0%
1,987	Snap-on Inc.	293,718
5,344	Stanley Black & Decker Inc.	744,099

	Total Hand/Machine Tools	1,037,817

Machinery-Construction & Mining - 0.1%
20,918	Caterpillar Inc.	3,177,653

Machinery-Diversified - 0.8%
208,913	Cognex Corp.	9,549,413
5,430	Cummins Inc.	773,178
11,328	Deere & Co.	1,693,649
4,321	Flowserve Corp.	178,630
4,472	Rockwell Automation Inc.	784,434
20,547	Roper Technologies Inc.	5,666,657
30,417	Wabtec Corp.(a)	2,965,962
6,268	Xylem Inc.	441,267

	Total Machinery-Diversified	22,053,190

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 9.7% - (continued)
Miscellaneous Manufacturers - 1.8%
20,757	3M Co.	$4,093,903
5,109	AO Smith Corp.	322,225
5,426	Dover Corp.	418,941
15,330	Eaton Corp. PLC	1,173,971
1,212,858	General Electric Co.	17,077,041
24,634	Illinois Tool Works Inc.	3,539,906
8,703	Ingersoll-Rand PLC	761,861
4,638	Parker-Hannifin Corp.	792,634
141,411	Pentair PLC	6,171,176
241,144	Textron Inc.	16,055,367

	Total Miscellaneous Manufacturers	50,407,025

Packaging & Containers - 0.0%
12,191	Ball Corp.	450,458
3,285	Packaging Corp. of America	385,987
5,735	Sealed Air Corp.	249,817
8,856	WestRock Co.	521,441

	Total Packaging & Containers	1,607,703

Shipbuilding - 0.0%
1,578	Huntington Ingalls Industries Inc.	348,849

Transportation - 1.0%
4,850	CH Robinson Worldwide Inc.	421,950
31,085	CSX Corp.	2,009,645
6,187	Expeditors International of Washington Inc.	460,808
37,774	FedEx Corp.	9,410,259
2,949	JB Hunt Transport Services Inc.	377,767
3,603	Kansas City Southern	386,061
9,960	Norfolk Southern Corp.	1,510,434
62,014	Union Pacific Corp.	8,853,119
69,190	United Parcel Service Inc., Class B Shares	8,034,343

	Total Transportation	31,464,386

	TOTAL INDUSTRIAL	277,778,800

TECHNOLOGY - 16.1%
Computers - 2.5%
21,493	Accenture PLC, Class A Shares	3,347,320
256,175	Apple Inc.	47,871,422
20,502	Cognizant Technology Solutions Corp., Class A Shares	1,544,826
9,922	DXC Technology Co.	913,915
54,192	Hewlett Packard Enterprise Co.	825,886
57,119	HP Inc.	1,258,332
58,607	International Business Machines Corp.	8,281,755
9,382	NetApp Inc.	640,978
143,487	Seagate Technology PLC.	8,085,493
10,282	Western Digital Corp.	858,650

	Total Computers	73,628,577

Office/Business Equipment - 0.0%
7,288	Xerox Corp.	198,088

Semiconductors - 4.8%
29,119	Advanced Micro Devices Inc.*(a)	399,804
12,808	Analog Devices Inc.	1,244,681
263,898	Applied Materials Inc.	13,400,740

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 16.1% - (continued)
Semiconductors - 4.8% - (continued)
17,300	ASML Holding NV, Class NY Registered Shares, ADR	$3,402,045
36,449	Broadcom Inc.*	9,187,700
935,986	Cypress Semiconductor Corp.	15,406,330
690,153	Intel Corp.	38,096,446
1,305	IPG Photonics Corp.*	314,857
5,442	KLA-Tencor Corp.	616,198
5,628	Lam Research Corp.	1,115,357
226,512	Maxim Integrated Products Inc.	13,284,929
8,122	Microchip Technology Inc.	790,920
40,510	Micron Technology Inc.*	2,332,971
87,039	NVIDIA Corp.	21,950,365
4,425	Qorvo Inc.*	355,106
86,676	QUALCOMM Inc.	5,037,609
6,382	Skyworks Solutions Inc.	629,329
75,300	Texas Instruments Inc.	8,426,823
8,720	Xilinx Inc.	593,919

	Total Semiconductors	136,586,129

Software - 8.8%
266,126	Activision Blizzard Inc.	18,870,995
75,243	Adobe Systems Inc.*	18,756,575
5,883	Akamai Technologies Inc.*	443,461
2,952	ANSYS Inc.*	480,585
7,622	Autodesk Inc.*	984,000
361,848	CA Inc.	12,932,447
9,835	Cadence Design Systems Inc.*	417,496
10,982	Cerner Corp.*	655,406
4,678	Citrix Systems Inc.*	494,090
4,564	Dropbox Inc., Class A Shares*	136,874
49,875	Electronic Arts Inc.*	6,529,136
45,222	Fidelity National Information Services Inc.	4,622,593
64,008	Fiserv Inc.*	4,646,981
50,509	Intuit Inc.	10,182,614
641,539	Microsoft Corp.	63,409,715
52,619	MSCI Inc., Class A Shares	8,554,271
500,994	Oracle Corp.	23,406,440
11,127	Paychex Inc.	729,708
22,031	Red Hat Inc.*	3,578,275
255,509	salesforce.com Inc.*	33,044,979
103,032	ServiceNow Inc.*	18,299,514
121,554	Splunk Inc.*	13,469,399
5,227	Synopsys Inc.*	460,342
4,011	Take-Two Interactive Software Inc.*	449,553
14,469	VMware Inc., Class A Shares*	1,989,198
26,980	Workday Inc., Class A Shares*	3,533,301

	Total Software	251,077,948

	TOTAL TECHNOLOGY	461,490,742

UTILITIES - 1.7%
Electric - 1.6%
895,349	AES Corp.	11,415,700
7,953	Alliant Energy Corp.	329,413

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.7% - (continued)
Electric - 1.6% - (continued)
8,462	Ameren Corp.	$500,866
17,083	American Electric Power Co., Inc.	1,160,790
15,017	CenterPoint Energy Inc.	392,394
9,805	CMS Energy Corp.	452,305
10,767	Consolidated Edison Inc.	826,152
23,219	Dominion Energy Inc.	1,490,428
6,203	DTE Energy Co.	635,373
24,292	Duke Energy Corp.	1,874,371
144,376	Edison International	8,974,412
6,240	Entergy Corp.	504,878
11,021	Eversource Energy	629,079
33,406	Exelon Corp.	1,382,674
15,455	FirstEnergy Corp.	531,961
30,357	NextEra Energy Inc.	5,033,494
10,461	NRG Energy Inc.	358,080
17,831	PG&E Corp.	772,617
3,879	Pinnacle West Capital Corp.	308,807
23,793	PPL Corp.	650,025
17,613	Public Service Enterprise Group Inc.	933,137
4,811	SCANA Corp.	174,639
42,295	Sempra Energy	4,505,686
34,915	Southern Co.	1,567,684
10,986	WEC Energy Group Inc.	693,766
17,718	Xcel Energy Inc.	806,523

	Total Electric	46,905,254

Gas - 0.0%
12,068	NiSource Inc.	305,321

Water - 0.1%
28,902	American Water Works Co., Inc.	2,402,912

	TOTAL UTILITIES	49,613,487

	TOTAL COMMON STOCKS (Cost - $2,436,720,220)	2,800,274,185

PREFERRED STOCK - 0.0%
TECHNOLOGY - 0.0%
Software - 0.0%
15,057	Magic Leap Inc., Series D, Private Placement(Restricted)*(b)(c) (Cost - $406,539)	406,539

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,437,967,242)	2,801,628,945

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 2.4%
TIME DEPOSITS - 2.4%
$11,312,494		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	$11,312,494
2,918	CAD	Brown Brothers Harriman - Grand Cayman, 0.510% due 6/1/18	2,250
16,658	GBP	Citibank - London, 0.230% due 6/1/18	22,142
8,230,924		National Australia Bank - London, 1.050% due 6/1/18	8,230,924
8,221,494		Standard Chartered Bank - London, 1.050% due 6/1/18	8,221,494
41,620,184		Sumitomo Mitsui Banking Corp. - Tokyo, 1.050% due 6/1/18	41,620,184

		TOTAL TIME DEPOSITS (Cost - $ 69,409,488)	69,409,488

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.5% MONEY MARKET FUND - 0.5%
13,152,766		Federated Government Obligations Fund, Premier Class(d) (Cost - $ 13,152,766)	13,152,766

		TOTAL INVESTMENTS - 100.4% (Cost - $ 2,520,529,496#)	2,884,191,199

		Liabilities in Excess of Other Assets - (0.4)%	(12,393,128)

		TOTAL NET ASSETS - 100.0%.	$2,871,798,071

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Destinations Large Cap Equity Fund

Summary of Investments by Security Sector^
Consumer Non-cyclical	20.6%
Financial	17.2
Communications	16.8
Technology	16.0
Industrial	9.6
Consumer Cyclical	7.1
Energy	6.3
Basic Materials	1.8
Utilities	1.7
Short-Term Investments	2.4
Money Market Fund	0.5

100.0%

^	As a percentage of total investments.

At May 31, 2018, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index June Futures	104	6/18	$14,297,658	$14,068,600	$(229,058)

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
GBP	—	British Pound

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 76.6%
BASIC MATERIALS - 2.0%
Chemicals - 1.8%
22,500	Air Products & Chemicals Inc.	$3,631,725
104,381	Codexis Inc.*	1,565,715
23,077	HB Fuller Co.	1,189,619
13,668	Ingevity Corp.*	1,040,682
18,239	KMG Chemicals Inc.	1,219,277
46,361	Olin Corp.	1,498,851
93,737	Valvoline Inc.	1,915,984
24,071	WR Grace & Co.	1,723,243

	Total Chemicals	13,785,096

Iron/Steel - 0.2%
61,411	Allegheny Technologies Inc.*	1,751,442

	TOTAL BASIC MATERIALS	15,536,538

COMMUNICATIONS - 3.7%
Advertising - 0.7%
244,589	Interpublic Group of Cos., Inc.	5,527,711

Internet - 1.5%
37,705	Bandwidth Inc., Class A Shares*	1,406,774
31,556	Cardlytics Inc.*(a)	644,374
49,185	Chegg Inc.*	1,375,705
19,618	Cogent Communications Holdings Inc.	1,004,442
76,040	Mimecast Ltd.*	3,389,103
19,609	Q2 Holdings Inc.*	1,120,654
132,699	QuinStreet Inc.*	1,819,303
32,487	Zscaler Inc.*(a)	853,108

	Total Internet	11,613,463

Media - 0.3%
30,017	Nexstar Media Group Inc., Class A Shares	1,990,127

Telecommunications - 1.2%
36,168	Fusion Connect Inc.*	141,417
56,300	Motorola Solutions Inc.	6,043,242
41,101	RADCOM Ltd.*(a)	782,974
208,590	Viavi Solutions Inc.*	1,983,691

	Total Telecommunications	8,951,324

	TOTAL COMMUNICATIONS	28,082,625

CONSUMER CYCLICAL - 6.6%
Airlines - 0.6%
75,200	Alaska Air Group Inc.	4,572,912

Apparel - 0.6%
107,540	Crocs Inc.*	1,918,514
11,032	Oxford Industries Inc.	910,361
27,484	Steven Madden Ltd.	1,452,529

	Total Apparel	4,281,404

Auto Parts & Equipment - 0.2%
92,398	Horizon Global Corp.*	614,447
64,058	Spartan Motors Inc.	992,899

	Total Auto Parts & Equipment	1,607,346

Distribution/Wholesale - 0.3%
30,518	G-III Apparel Group Ltd.*	1,278,704

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER CYCLICAL - 6.6% - (continued)
Distribution/Wholesale - 0.3% - (continued)
15,910	SiteOne Landscape Supply Inc.*	$1,203,592

	Total Distribution/Wholesale	2,482,296

Entertainment - 0.8%
96,800	Cinemark Holdings Inc.	3,268,936
36,184	Eldorado Resorts Inc.*	1,635,517
47,738	Golden Entertainment Inc.*	1,456,964

	Total Entertainment	6,361,417

Home Builders - 0.2%
35,501	Skyline Corp.*	1,126,802

Leisure Time - 1.6%
44,700	Brunswick Corp.	2,842,920
163,518	Callaway Golf Co.	3,097,031
66,713	Malibu Boats Inc., Class A Shares*	2,860,654
74,625	MCBC Holdings Inc.*	2,200,691
45,849	Vista Outdoor Inc.*	776,682

	Total Leisure Time	11,777,978

Lodging - 0.2%
113,808	Century Casinos Inc.*	966,230
10,027	Monarch Casino & Resort Inc.*	446,602

	Total Lodging	1,412,832

Retail - 2.1%
21,277	BJ’s Restaurants Inc.	1,191,512
76,168	Boot Barn Holdings Inc.*	1,803,658
23,659	Citi Trends Inc.	710,006
43,896	Del Frisco’s Restaurant Group Inc.*	581,622
25,194	Express Inc.*	214,401
74,625	Freshpet Inc.*	1,701,450
39,700	Genuine Parts Co.	3,604,363
28,874	Hibbett Sports Inc.*	763,717
39,616	Michaels Cos., Inc.*	727,350
41,709	Movado Group Inc.	2,047,912
25,892	Noodles & Co., Class A Shares*(a)	223,965
26,053	Tailored Brands Inc.	854,799
30,721	Wingstop Inc.	1,554,790

	Total Retail	15,979,545

	TOTAL CONSUMER CYCLICAL	49,602,532

CONSUMER NON-CYCLICAL - 17.5%
Beverages - 0.4%
22,255	MGP Ingredients Inc.	1,970,680
66,749	Primo Water Corp.*	1,133,398

	Total Beverages	3,104,078

Biotechnology - 1.8%
188,968	Adverum Biotechnologies Inc.*	1,181,050
32,761	Arena Pharmaceuticals Inc.*	1,497,833
15,773	Argenx SE, ADR*	1,506,321
30,211	Atara Biotherapeutics Inc.*	1,504,508
20,294	Blueprint Medicines Corp.*	1,706,320
22,703	Loxo Oncology Inc.*	4,025,923
42,891	Ovid Therapeutics Inc.*	338,410
339,185	Sesen Bio Inc.*	769,950

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 17.5% - (continued)
Biotechnology - 1.8% - (continued)
102,386	Vericel Corp.*	$1,377,092

	Total Biotechnology	13,907,407

Commercial Services - 1.7%
58,630	Career Education Corp.*	902,316
112,244	Everi Holdings Inc.*	840,708
34,190	Huron Consulting Group Inc.*	1,384,695
31,508	Kelly Services Inc., Class A Shares	706,094
37,092	Korn/Ferry International	2,028,191
24,334	Matthews International Corp., Class A Shares	1,338,370
16,335	Medifast Inc.	2,392,914
140,805	Team Inc.*(a)	2,992,106

	Total Commercial Services	12,585,394

Food - 2.3%
34,909	B&G Foods Inc.(a)	982,689
14,677	Calavo Growers Inc.	1,291,576
47,147	Chefs’ Warehouse Inc.*	1,282,398
83,115	Darling Ingredients Inc.*	1,561,731
45,491	Hain Celestial Group Inc.*	1,160,930
113,889	Hostess Brands Inc., Class A Shares*	1,552,307
63,800	Kellogg Co.	4,108,082
30,990	Performance Food Group Co.*	1,107,893
34,600	Pinnacle Foods Inc.	2,212,324
45,088	TreeHouse Foods Inc.*	2,160,166

	Total Food	17,420,096

Healthcare-Products - 4.4%
39,439	AxoGen Inc.*	1,936,455
197,312	Cerus Corp.*	1,300,286
13,600	Cooper Cos., Inc.	3,077,816
23,642	CryoLife Inc.*	651,337
18,547	Inogen Inc.*	3,388,351
32,328	Inspire Medical Systems Inc.*	969,840
32,717	Intersect ENT Inc.*	1,395,380
31,271	iRhythm Technologies Inc.*	2,377,534
45,221	Nuvectra Corp.*	761,974
62,577	OrthoPediatrics Corp.*(a)	1,317,871
42,575	Patterson Cos., Inc.	890,669
92,919	Sientra Inc.*	1,678,117
89,182	Tactile Systems Technology Inc.*	4,426,103
84,400	Zimmer Biomet Holdings Inc.	9,411,444

	Total Healthcare-Products	33,583,177

Healthcare-Services - 2.9%
16,358	Charles River Laboratories International Inc.*	1,758,812
34,287	Encompass Health Corp.	2,220,083
58,100	Envision Healthcare Corp.*	2,491,328
39,900	Humana Inc.	11,610,102
104,754	Natera Inc.*	1,221,432
48,954	Teladoc Inc.*(a)	2,491,758

	Total Healthcare-Services	21,793,515

Household Products/Wares - 0.1%
14,300	Spectrum Brands Holdings Inc.(a)	1,139,567

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER NON-CYCLICAL - 17.5% - (continued)
Pharmaceuticals - 3.9%
29,019	Aclaris Therapeutics Inc.*	$524,373
25,526	Adamas Pharmaceuticals Inc.*	731,065
95,500	AmerisourceBergen Corp., Class A Shares	7,844,370
213,565	Array BioPharma Inc.*	3,491,788
61,318	Clementia Pharmaceuticals Inc.*	868,876
87,315	CTI BioPharma Corp.*	375,454
89,045	Foamix Pharmaceuticals Ltd.*(b)	466,596
12,054	G1 Therapeutics Inc.*	522,059
34,834	Global Blood Therapeutics Inc.*	1,677,257
40,282	Mirati Therapeutics Inc.*	1,711,985
22,423	MyoKardia Inc.*	1,067,335
35,527	Optinose Inc.*(a)	819,608
100,800	Perrigo Co. PLC	7,374,528
55,983	Prestige Brands Holdings Inc.*	1,871,512

	Total Pharmaceuticals	29,346,806

	TOTAL CONSUMER NON-CYCLICAL	132,880,040

ENERGY - 5.3%
Energy-Alternate Sources - 0.3%
26,148	SolarEdge Technologies Inc.*	1,460,366
42,203	TPI Composites Inc.*	1,109,939

	Total Energy-Alternate Sources	2,570,305

Oil & Gas - 3.6%
61,100	Anadarko Petroleum Corp.	4,264,780
29,800	Andeavor	4,304,014
193,500	Cabot Oil & Gas Corp.	4,421,475
96,847	Callon Petroleum Co.*	1,146,669
63,818	Carrizo Oil & Gas Inc.*	1,612,043
25,789	Murphy USA Inc.*	1,721,673
117,300	Noble Energy Inc.	4,187,610
124,300	Patterson-UTI Energy Inc.	2,570,524
7,543	Penn Virginia Corp.*	520,165
54,745	Ring Energy Inc.*	756,028
132,429	SRC Energy Inc.*	1,713,631

	Total Oil & Gas	27,218,612

Oil & Gas Services - 0.6%
42,700	Baker Hughes a GE Co.	1,476,993
41,787	Mammoth Energy Services Inc.*(a)	1,577,877
39,696	Select Energy Services Inc., Class A Shares*	566,462
38,988	Solaris Oilfield Infrastructure Inc., Class A Shares*	601,975

	Total Oil & Gas Services	4,223,307

Pipelines - 0.8%
217,300	Williams Cos., Inc.	5,836,678

	TOTAL ENERGY	39,848,902

FINANCIAL - 17.5%
Banks - 6.7%
45,671	Bank of NT Butterfield & Son Ltd.	2,180,790
61,261	BankUnited Inc.	2,583,376
31,826	Chemical Financial Corp.	1,786,075
24,385	Eagle Bancorp Inc.*	1,476,512

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 17.5% - (continued)
Banks - 6.7% - (continued)
105,733	First Horizon National Corp.	$1,960,290
84,600	First Republic Bank	8,426,160
190,670	FNB Corp.	2,526,377
34,256	IBERIABANK Corp.	2,737,055
75,044	Live Oak Bancshares Inc.	2,217,550
180,481	MB Financial Inc.	8,913,957
117,000	Pinnacle Financial Partners Inc.	7,844,850
23,231	Preferred Bank	1,479,815
72,613	Sterling Bancorp Inc.	988,989
51,051	TCF Financial Corp.	1,343,152
42,624	TriState Capital Holdings Inc.*	1,095,437
31,862	Triumph Bancorp Inc.*	1,307,935
61,415	Univest Corp. of Pennsylvania	1,787,176

	Total Banks	50,655,496

Diversified Financial Services - 0.7%
28,500	Affiliated Managers Group Inc.	4,538,910
8,466	Blackhawk Network Holdings Inc., Class A Shares*	380,970
17,529	Federated Investors Inc., Class B Shares	425,429

	Total Diversified Financial Services	5,345,309

Equity Real Estate Investment Trusts (REITs) - 5.5%
143,400	American Campus Communities Inc.	5,750,340
347,100	American Homes 4 Rent, Class A Shares	6,914,232
74,814	Blackstone Mortgage Trust Inc., Class A Shares	2,363,374
74,390	Columbia Property Trust Inc.	1,645,506
55,442	Corporate Office Properties Trust	1,546,832
45,000	Crown Castle International Corp.	4,686,750
102,700	CyrusOne Inc.	5,687,526
37,688	Education Realty Trust Inc.	1,377,119
92,435	Lexington Realty Trust	797,714
402,000	Medical Properties Trust Inc.	5,455,140
312,200	Retail Opportunity Investments Corp.	5,657,064

	Total Equity Real Estate Investment Trusts (REITs)	41,881,597

Insurance - 3.6%
15,900	Everest Re Group Ltd.	3,582,111
63,647	Goosehead Insurance Inc., Class A Shares*	1,027,899
19,212	Hanover Insurance Group Inc.	2,329,263
115,200	Hartford Financial Services Group Inc.	6,028,416
17,442	Kinsale Capital Group Inc.	923,728
99,526	National General Holdings Corp.	2,725,022
71,500	Progressive Corp.	4,439,435
27,259	Validus Holdings Ltd.	1,847,070
28,800	Willis Towers Watson PLC	4,353,120

	Total Insurance	27,256,064

Private Equity - 0.2%
136,692	Hercules Capital Inc.	1,693,614

Savings & Loans - 0.8%
53,065	Banc of California Inc.	1,029,461
16,184	Meta Financial Group Inc.	1,831,220

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIAL - 17.5% - (continued)
Savings & Loans - 0.8% - (continued)
121,716	Sterling Bancorp	$2,988,128

	Total Savings & Loans	5,848,809

	TOTAL FINANCIAL	132,680,889

INDUSTRIAL - 12.0%
Aerospace/Defense - 0.6%
20,250	L3 Technologies Inc.	4,016,183
27,282	Triumph Group Inc.	578,378

	Total Aerospace/Defense	4,594,561

Building Materials - 1.4%
40,400	Martin Marietta Materials Inc.	9,003,948
14,294	Masonite International Corp.*	944,834
52,432	PGT Innovations Inc.*	1,085,342

	Total Building Materials	11,034,124

Electrical Components & Equipment - 2.0%
92,300	Energizer Holdings Inc.	5,606,302
28,903	Generac Holdings Inc.*	1,447,751
56,200	Hubbell Inc., Class B Shares	6,052,178
54,232	nLight Inc.*(a)	2,014,719

	Total Electrical Components & Equipment	15,120,950

Electronics - 0.4%
28,314	IntriCon Corp.*	901,801
62,252	Stoneridge Inc.*	1,962,805

	Total Electronics	2,864,606

Engineering & Construction - 0.4%
14,851	EMCOR Group Inc.	1,127,637
20,154	NV5 Global Inc.*	1,265,671
63,913	Sterling Construction Co., Inc.*	812,334

	Total Engineering & Construction	3,205,642

Environmental Control - 0.3%
23,599	Clean Harbors Inc.*	1,250,747
14,626	Tetra Tech Inc.	803,699

	Total Environmental Control	2,054,446

Hand/Machine Tools - 1.1%
85,488	Milacron Holdings Corp.*	1,684,968
21,786	Regal Beloit Corp.	1,730,898
35,100	Stanley Black & Decker Inc.	4,887,324

	Total Hand/Machine Tools	8,303,190

Machinery-Diversified - 1.1%
21,341	Altra Industrial Motion Corp.	882,451
25,277	Cactus Inc., Class A Shares*	852,340
40,288	Columbus McKinnon Corp.	1,669,132
11,226	Kadant Inc.	1,095,096
16,800	Rockwell Automation Inc.	2,946,888
15,384	SPX FLOW Inc.*	670,281

	Total Machinery-Diversified	8,116,188

Metal Fabricate/Hardware - 0.2%
56,108	TriMas Corp.*	1,604,689

Miscellaneous Manufacturers - 2.5%
39,935	Actuant Corp., Class A Shares	932,482
39,009	Axon Enterprise Inc.*	2,484,093

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIAL - 12.0% - (continued)
Miscellaneous Manufacturers - 2.5% - (continued)
57,000	Dover Corp.	$4,400,970
21,690	EnPro Industries Inc.	1,597,685
23,897	Hexcel Corp.	1,692,624
48,900	Ingersoll-Rand PLC	4,280,706
33,745	ITT Inc.	1,741,917
20,221	Standex International Corp.	2,017,045

	Total Miscellaneous Manufacturers	19,147,522

Packaging & Containers - 1.0%
50,668	Owens-Illinois Inc.*	942,425
102,100	Sealed Air Corp.	4,447,476
35,657	Silgan Holdings Inc.	970,583
18,827	Sonoco Products Co.	962,625

	Total Packaging & Containers	7,323,109

Transportation - 1.0%
36,477	CryoPort Inc.*	473,836
27,270	Echo Global Logistics Inc.*	758,106
13,787	Saia Inc.*	1,136,049
166,200	Schneider National Inc., Class B Shares	4,899,576

	Total Transportation	7,267,567

	TOTAL INDUSTRIAL	90,636,594

TECHNOLOGY - 7.4%
Computers - 2.1%
8,727	CACI International Inc., Class A Shares*	1,454,355
29,081	Carbon Black Inc.*(a)	683,694
51,098	Conduent Inc.*	983,636
56,495	Diebold Nixdorf Inc.(a)	649,693
382,000	Hewlett Packard Enterprise Co.	5,821,680
56,541	Kornit Digital Ltd.*(a)	969,678
56,977	PlayAGS Inc.*	1,442,657
119,705	USA Technologies Inc.*	1,610,032
13,012	Varonis Systems Inc.*	1,010,382
28,572	Virtusa Corp.*	1,387,171

	Total Computers	16,012,978

Semiconductors - 2.9%
94,854	Adesto Technologies Corp.*	863,172
42,600	Analog Devices Inc.	4,139,868
366,000	Cypress Semiconductor Corp.	6,024,360
151,615	MACOM Technology Solutions Holdings Inc.*(a)	3,418,918
21,695	Nova Measuring Instruments Ltd.*	632,626
23,338	Semtech Corp.*	1,129,559
28,985	SMART Global Holdings Inc.*	1,290,702
63,200	Xilinx Inc.	4,304,552

	Total Semiconductors	21,803,757

Software - 2.4%
92,872	Altair Engineering Inc., Class A Shares*	3,268,166
33,245	Alteryx Inc., Class A Shares*(a)	1,130,995
61,053	Asure Software Inc.*(a)	1,070,259
74,368	Everbridge Inc.*	3,426,134
59,458	Five9 Inc.*	2,074,489
37,050	Instructure Inc.*	1,593,150

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
TECHNOLOGY - 7.4% - (continued)
Software - 2.4% - (continued)
39,928	Smartsheet Inc., Class A Shares*	$995,006
15,216	Tabula Rasa HealthCare Inc.*	830,033
33,788	Talend SA, ADR*	1,918,483
53,817	Upland Software Inc.*	1,925,572

	Total Software	18,232,287

	TOTAL TECHNOLOGY	56,049,022

UTILITIES - 4.6%
Electric - 4.6%
16,524	Black Hills Corp.	961,036
94,300	CMS Energy Corp.	4,350,059
156,600	FirstEnergy Corp.	5,390,172
131,200	Great Plains Energy Inc.	4,452,928
28,007	Hawaiian Electric Industries Inc.	961,480
13,676	IDACORP Inc.	1,263,115
46,116	Portland General Electric Co.	1,967,309
193,900	PPL Corp.	5,297,348
51,800	Sempra Energy	5,518,254
96,600	Xcel Energy Inc.	4,397,232

	Total Electric	34,558,933

	TOTAL UTILITIES	34,558,933

	TOTAL COMMON STOCKS (Cost - $518,246,559)	579,876,075

EXCHANGE TRADED FUNDS (ETFs) - 20.4%
410,225	iShares Core S&P Mid-Cap	79,899,523
882,978	iShares Core S&P Small-Cap	73,145,898
13,011	iShares Russell 2000 Value	1,709,255

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $132,804,041)	154,754,676

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $651,050,600)	734,630,751

Face Amount
SHORT-TERM INVESTMENTS - 2.9%
TIME DEPOSITS - 2.9%
$ 13,157,782	ANZ National Bank - London, 1.050% due 6/1/18	13,157,782
1,901,858	BNP Paribas - Paris, 1.050% due 6/1/18	1,901,858
693,202	JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	693,202
5,993,508	Sumitomo Mitsui Banking Corp. - Tokyo, 1.050% due 6/1/18	5,993,508

	TOTAL TIME DEPOSITS (Cost - $21,746,350)	21,746,350

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.2%
MONEY MARKET FUND - 2.2%
16,880,310	Federated Government Obligations Fund, Premier Class(c) (Cost - $16,880,310)	16,880,310

	TOTAL INVESTMENTS - 102.1% (Cost - $689,677,260#)	773,257,411

	Liabilities in Excess of Other Assets - (2.1)%	(16,075,292)

	TOTAL NET ASSETS - 100.0%	$757,182,119

Schedules of Investments

(unaudited) (continued)

Destinations Small-Mid Cap Equity Fund

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	17.2%
Financial	17.2
Industrial	11.7
Technology	7.2
Consumer Cyclical	6.4
Energy	5.2
Utilities	4.5
Communications	3.6
Basic Materials	2.0
Exchange Traded Funds (ETFs)	20.0
Short-Term Investments	2.8
Money Market Fund	2.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 78.2%
Argentina - 0.5%
29,701	Banco Macro SA, ADR	$2,334,796
102,212	Loma Negra Cia Industrial Argentina SA, ADR*	1,318,535
177,884	YPF SA, ADR	3,230,373

	Total Argentina	6,883,704

Australia - 1.7%
328,322	Amcor Ltd.	3,485,634
312,846	Brambles Ltd.	2,132,387
369,299	DuluxGroup Ltd.	2,074,830
741,248	Nanosonics Ltd.*	1,483,402
244,039	Nick Scali Ltd.	1,239,646
67,709	Orica Ltd.	903,585
754,645	Pro Medicus Ltd.	4,212,134
949,480	South32 Ltd.	2,659,763
532,742	Webjet Ltd.(a)	5,011,179

	Total Australia	23,202,560

Austria - 0.3%
109,862	Erste Group Bank AG	4,548,689

Belgium - 0.2%
25,956	Anheuser-Busch InBev SA	2,432,566

Bermuda - 0.2%
82,483	Hiscox Ltd.	1,646,943
76,100	Liberty Latin America Ltd., Class C Shares*	1,634,628

	Total Bermuda	3,281,571

Brazil - 1.4%
372,550	B3 SA - Brasil Bolsa Balcao	2,167,225
147,013	Banco Bradesco SA, ADR	1,154,052
270,750	BB Seguridade Participacoes SA	1,890,451
209,254	Kroton Educacional SA	606,806
220,630	Linx SA	1,125,608
48,384	Localiza Rent a Car SA	320,144
120,803	Pagseguro Digital Ltd., Class A Shares*	4,019,116
230,320	Petroleo Brasileiro SA, ADR	2,731,595
756,778	Rumo SA*	2,798,123
161,023	Smiles Fidelidade SA	2,510,043
76,139	TOTVS SA	573,504

	Total Brazil	19,896,667

Canada - 1.8%
42,041	Alimentation Couche-Tard Inc., Class B Shares	1,755,302
99,000	Canadian Natural Resources Ltd.	3,427,246
11,000	Canadian Pacific Railway Ltd.	2,120,853
324,706	Computer Modelling Group Ltd.	2,391,411
43,111	Equitable Group Inc.(a)	1,816,932
5,168	Fairfax Financial Holdings Ltd.	2,901,525
66,882	Jamieson Wellness Inc.	1,289,981
41,431	Magna International Inc.	2,654,484
33,900	Restaurant Brands International Inc.	2,000,778
145,978	Seven Generations Energy Ltd., Class A Shares*	1,889,034
36,548	Thomson Reuters Corp.	1,420,826

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Canada - 1.8% (continued)
37,100	TransCanada Corp.	$1,551,893

	Total Canada	25,220,265

China - 8.3%
81,148	Alibaba Group Holding Ltd., ADR*	16,068,115
18,357	Baidu Inc., ADR*	4,452,674
6,251,859	China Construction Bank Corp., Class H Shares(b)	6,296,921
889,705	China Everbright Ltd.	1,945,876
1,730,418	China Mengniu Dairy Co., Ltd.	6,280,700
341,247	China Mobile Ltd.	3,059,090
1,336,589	CSPC Pharmaceutical Group Ltd.	4,145,109
44,928	Ctrip.com International Ltd., ADR*	2,025,804
188,000	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,392,331
1,356,337	Haitong Securities Co., Ltd., Class H Shares(b)	1,690,359
474,023	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	2,893,255
182,995	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares	1,569,336
5,238,840	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	4,309,782
995,751	Kangde Xin Composite Material Group Co., Ltd., Class A Shares*	2,947,796
1,843,761	Kingdee International Software Group Co., Ltd.	2,008,110
22,953	Kweichow Moutai Co., Ltd., Class A Shares	2,689,863
401,736	Midea Group Co., Ltd., Class A Shares	3,314,144
57,035	Momo Inc., ADR*	2,619,047
133,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	1,294,162
254,811	Shenzhou International Group Holdings Ltd.	2,976,417
1,786,423	Sino Biopharmaceutical Ltd.	4,485,627
585,132	Sinopharm Group Co., Ltd., Class H Shares(b)	2,599,118
114,112	Sunny Optical Technology Group Co., Ltd.*	2,297,942
83,446	TAL Education Group, ADR*	3,543,117
335,112	Tencent Holdings Ltd.	16,891,886
3,378,183	WH Group Ltd.(c)	3,461,277
2,034,000	Yihai International Holding Ltd.(a)(b)	3,739,820
176,640	Yunnan Baiyao Group Co., Ltd., Class A Shares	3,139,288

	Total China	114,136,966

Denmark - 0.5%
43,137	GN Store Nord AS	1,645,915
13,996	Jyske Bank AS, Class Registered Shares	763,380
57,879	Royal Unibrew AS	4,158,045
18,561	Sydbank AS	630,417

	Total Denmark	7,197,757

Egypt - 0.1%
8,667,245	Cleopatra Hospital*	1,832,586

Finland - 0.3%
70,780	Sampo OYJ, Class A Shares	3,476,082
29,647	Wartsila OYJ Abp	625,529

	Total Finland	4,101,611

France - 4.5%
23,758	Air Liquide SA(a)	2,921,263
20,291	Airbus SE	2,328,255
21,966	Akka Technologies	1,520,681
25,786	Aubay	1,165,868
39,332	BNP Paribas SA(a)	2,452,340
80,511	Danone SA	6,143,144

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
France - 4.5% (continued)
1,619	Dassault Aviation SA*	$3,152,151
28,847	Dassault Systemes SE	4,052,241
40,518	Esker SA	2,880,058
10,591	Infotel SA	698,592
38,711	Lectra	979,826
61,853	Legrand SA(a)	4,659,241
17,687	L’Oreal SA	4,251,512
2,289	LVMH Moet Hennessy Louis Vuitton SE	794,979
26,883	MGI Digital Graphic Technology*	1,895,156
42,640	Pernod Ricard SA	7,182,906
87,480	Schneider Electric SE	7,595,192
42,511	Thales SA	5,402,574
26,741	TOTAL SA	1,625,163

	Total France	61,701,142

Germany - 5.9%
16,563	Aumann AG*	1,169,846
77,638	Bayer AG, Class Registered Shares	9,239,468
2,250	Beiersdorf AG	258,439
34,572	Brenntag AG	1,995,312
25,165	CANCOM SE	2,861,371
21,574	Corestate Capital Holding SA	1,213,430
123,172	Deutsche Wohnen SE	5,779,667
56,672	Fresenius SE & Co. KGaA	4,358,257
64,362	GEA Group AG	2,371,053
60,998	Henkel AG & Co. KGaA	7,533,547
25,687	Hypoport AG*	4,651,310
206,935	Infineon Technologies AG	5,686,628
68,315	Isra Vision AG	3,474,438
16,800	LEG Immobilien AG	1,839,826
8,580	Linde AG	1,967,566
23,466	Merck KGaA	2,396,771
58,252	Nexus AG	1,839,746
62,639	Scout24 AG(c)	3,210,549
32,088	Siemens Healthineers AG*(c)	1,275,589
45,240	Symrise AG	3,676,097
64,257	TAG Immobilien AG	1,354,759
463,223	Telefonica Deutschland Holding AG	1,958,497
56,841	va-Q-tec AG*	791,193
102,430	Vonovia SE	4,835,110
14,398	Wirecard AG	2,226,388
8,973	XING SE	2,824,827

	Total Germany	80,789,684

Greece - 0.2%
143,278	Sarantis SA	2,412,890

Hong Kong - 2.0%
757,400	AIA Group Ltd.	6,911,103
600,000	China Overseas Land & Investment Ltd.	2,003,528
510,000	CK Hutchison Holdings Ltd.	5,725,817
727,100	Esprit Holdings Ltd.*	233,985
67,300	Jardine Matheson Holdings Ltd.	4,199,417
1,117,371	Man Wah Holdings Ltd.	985,971

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.0% (continued)
408,211	Techtronic Industries Co., Ltd.	$2,442,239
6,495,093	Tongda Group Holdings Ltd.	1,543,213
142,783	Tongda Hong Tai Holdings Ltd.*	25,604
1,124,000	Vitasoy International Holdings Ltd.	3,482,619

	Total Hong Kong	27,553,496

India - 5.7%
125,471	Amara Raja Batteries Ltd.	1,479,152
400,357	Axis Bank Ltd.	3,220,842
474,427	Berger Paints India Ltd.	2,092,642
39,698	Britannia Industries Ltd.	3,489,611
466,648	Byke Hospitality Ltd.	1,173,569
280,995	Can Fin Homes Ltd.	1,575,730
456,260	Coal India Ltd.	1,993,871
119,608	Divi’s Laboratories Ltd.	1,852,480
333,013	Edelweiss Financial Services Ltd.	1,600,813
658,914	Exide Industries Ltd.	2,539,593
284,863	Gulf Oil Lubricants India Ltd.	3,725,213
340,593	Housing Development Finance Corp., Ltd.	9,219,109
932,866	JM Financial Ltd.	1,886,923
411,674	JSW Steel Ltd.	2,016,443
203,811	Kotak Mahindra Bank Ltd.	3,974,893
275,751	Manpasand Beverages Ltd.	908,232
26,727	Maruti Suzuki India Ltd.	3,381,184
205,607	MAS Financial Services Ltd.	1,849,454
253,254	Max Financial Services Ltd.*	1,831,909
229,825	Motherson Sumi Systems Ltd.	1,054,756
1,595,553	NTPC Ltd.	3,971,711
558,286	Power Grid Corp. of India Ltd.	1,730,625
24,485	PVR Ltd.	479,418
243,980	SBI Life Insurance Co., Ltd.(c)	2,489,429
204,082	Sun TV Network Ltd.	2,766,036
142,681	Supreme Industries Ltd.	2,746,518
221,686	Tata Chemicals Ltd.	2,432,562
135,632	Tata Communications Ltd.	1,245,813
718,540	Tata Global Beverages Ltd.	2,857,164
133,398	Titan Co., Ltd.	1,789,800
136,987	Vakrangee Ltd.	66,003
81,284	V-Mart Retail Ltd.	2,868,636
291,910	Wipro Ltd.	1,138,227
174,386	Zee Entertainment Enterprises Ltd.	1,443,854

	Total India	78,892,215

Indonesia - 0.9%
29,598,200	Ace Hardware Indonesia Tbk PT	2,658,318
2,122,400	Bank Central Asia Tbk PT	3,459,746
11,085,695	Kimia Farma Persero Tbk PT	2,022,537
19,601,511	Nippon Indosari Corpindo Tbk PT	1,536,628
6,431,600	Sarana Menara Nusantara Tbk PT, (Restricted)(d)	1,202,118
2,899,837	Tower Bersama Infrastructure Tbk PT	1,056,249

	Total Indonesia	11,935,596

Ireland - 0.3%
29,798	Kerry Group PLC, Class A Shares	3,148,584

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Ireland - 0.3% (continued)
12,769	Ryanair Holdings PLC, ADR*	$1,480,055

	Total Ireland	4,628,639

Isle of Man - 0.0%
25,391	Playtech PLC	263,902

Israel - 0.2%
14,064	Check Point Software Technologies Ltd.*	1,369,271
39,601	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,970,057

	Total Israel	3,339,328

Italy - 0.4%
376,689	Banca Mediolanum SpA	2,683,213
178,481	Gruppo MutuiOnline SpA	2,771,056

	Total Italy	5,454,269

Japan - 12.0%
105,700	Arcland Service Holdings Co., Ltd.	2,354,719
129,300	Astellas Pharma Inc.	1,973,567
39,000	Bridgestone Corp.	1,558,631
12,753	Carenet Inc.	133,143
111,700	Chiba Bank Ltd.	856,944
46,000	Chugai Pharmaceutical Co., Ltd.	2,590,514
127,000	Daiwa Securities Group Inc.	734,782
48,100	Digital Arts Inc.	2,564,251
4,000	Disco Corp.	750,692
33,812	en-japan Inc.	1,655,796
64,085	Evolable Asia Corp.(a)	1,235,498
123,400	Fujitsu General Ltd.	1,916,239
110,300	Hachijuni Bank Ltd.	488,000
19,410	Hirose Electric Co., Ltd.	2,519,700
299,565	Infomart Corp.	3,071,312
157,000	Inpex Corp.	1,741,182
46,400	IR Japan Holdings Ltd.	1,194,240
70,400	Ito En Ltd.	2,882,983
36,100	Itokuro Inc.*(a)	2,000,556
71,500	Japan Elevator Service Holdings Co., Ltd.(a)	1,459,163
230,600	Japan Material Co., Ltd.	3,715,897
92,531	Japan Property Management Center Co., Ltd.	1,247,504
133,900	Japan Tobacco Inc.	3,609,232
55,900	Kansai Paint Co., Ltd.	1,195,302
82,600	Kao Corp.	6,389,205
152,500	KDDI Corp.	4,117,195
44,600	Kobayashi Pharmaceutical Co., Ltd.	3,919,593
31,000	Koito Manufacturing Co., Ltd.	2,271,682
3,900	Kose Corp.	845,404
38,600	Kusuri no Aoki Holdings Co., Ltd.	2,832,660
48,344	M&A Capital Partners Co., Ltd.*	4,673,002
12,200	Mabuchi Motor Co., Ltd.	563,930
185,700	Mebuki Financial Group Inc.	673,559
45,200	MISUMI Group Inc.	1,301,758
291,300	Mitsubishi Electric Corp.	4,118,973
519,100	Morningstar Japan KK(a)	1,869,256
15,300	Murata Manufacturing Co., Ltd.	2,267,125
57,200	Nihon Kohden Corp.	1,584,803

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Japan - 12.0% (continued)
102,600	Nippon Telegraph & Telephone Corp.	$4,804,961
10,400	Nissin Foods Holdings Co., Ltd.	771,522
72,800	Nomura Research Institute Ltd.	3,652,082
165,400	North Pacific Bank Ltd.	544,974
33,600	Obic Co., Ltd.	2,897,626
43,100	Omron Corp.	2,253,111
212,600	Open Door Inc.*(a)	4,152,301
288,910	Prestige International Inc.	4,192,454
87,400	Qol Co., Ltd.	1,862,821
229,498	Rakus Co., Ltd.(a)	3,784,623
139,500	Renesas Electronics Corp.*	1,379,067
55,700	Rohto Pharmaceutical Co., Ltd.	1,783,602
192,400	Santen Pharmaceutical Co., Ltd.	3,333,227
39,700	Secom Co., Ltd.	2,953,468
45,600	Sega Sammy Holdings Inc.	802,570
52,800	Seria Co., Ltd.	2,539,885
114,400	Seven & i Holdings Co., Ltd.	5,053,294
93,369	SMS Co., Ltd.	3,491,791
20,100	Sohgo Security Services Co., Ltd.	917,650
6,100	Stanley Electric Co., Ltd.	207,154
13,732	Strike Co., Ltd.	509,110
199,000	Sumitomo Corp.	3,330,665
36,300	Sumitomo Mitsui Financial Group Inc.	1,499,342
34,400	Suzuki Motor Corp.	1,972,070
268,000	Systena Corp.	3,009,128
37,200	Takeda Pharmaceutical Co., Ltd.	1,516,592
74,700	Terumo Corp.	4,411,244
38,700	Tokio Marine Holdings Inc.	1,857,167
74,000	Toyo Suisan Kaisha Ltd.	2,636,339
46,000	Trust Tech Inc.	1,372,435
34,400	USS Co., Ltd.	649,350
120,700	Vector Inc.	2,437,272
520,000	Yahoo Japan Corp.(a)	1,886,780
54,200	Yakuodo Co., Ltd.	1,976,657
32,700	Yamato Holdings Co., Ltd.	936,508
54,600	Yokogawa Electric Corp.	992,794
117,001	Yume No Machi Souzou Iinkai Co., Ltd.(a)	2,213,377

	Total Japan	165,463,005

Malaysia - 0.7%
11,070,531	7-Eleven Malaysia Holdings Bhd	4,226,595
1,507,600	Astro Malaysia Holdings Bhd	528,999
343,000	Carlsberg Brewery Malaysia Bhd	1,706,223
128,000	Dutch Lady Milk Industries Bhd	2,174,401
4,187,967	My EG Services Bhd	932,607

	Total Malaysia	9,568,825

Mexico - 1.3%
233,526	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	1,510,913
33,999	Fomento Economico Mexicano SAB de CV, ADR	2,832,797
117,056	Gruma SAB de CV, Class B Shares	1,231,974
632,878	Grupo Lala SAB de CV, Class B Shares	693,287

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Mexico - 1.3% (continued)
618,128	Infraestructura Energetica Nova SAB de CV	$2,581,088
1,431,500	Qualitas Controladora SAB de CV	3,688,426
923,180	Unifin Financiera SAB de CV SOFOM ENR	2,627,338
1,054,496	Wal-Mart de Mexico SAB de CV	2,656,735

	Total Mexico	17,822,558

Netherlands - 1.0%
65,321	Altice NV, Class A Shares*	230,721
15,235	ASML Holding NV	2,972,365
11,971	Core Laboratories NV	1,486,559
45,188	Heineken NV	4,530,350
75,655	ING Groep NV	1,099,436
28,315	Koninklijke Philips NV	1,156,102
25,307	NXP Semiconductors NV*	2,884,998

	Total Netherlands	14,360,531

New Zealand - 0.3%
254,334	Freightways Ltd.	1,404,557
442,293	Restaurant Brands New Zealand Ltd.	2,406,286

	Total New Zealand	3,810,843

Nigeria - 0.0%
1,551,703	Lekoil Ltd., CDI*	415,632

Norway - 0.2%
58,696	DNB ASA	1,048,965
170,641	Spectrum ASA	1,188,423

	Total Norway	2,237,388

Pakistan - 0.3%
1,031,430	Hascol Petroleum Ltd.	2,719,775
387,700	PAK Suzuki Motor Co., Ltd.	1,541,066

	Total Pakistan	4,260,841

Panama - 0.1%
11,172	Copa Holdings SA, Class A Shares	1,237,858

Peru - 0.1%
4,703	Credicorp Ltd.	1,041,338

Philippines - 1.0%
2,961,735	Ayala Land Inc.	2,239,008
874,348	BDO Unibank Inc.	2,167,274
1,419,306	Concepcion Industrial Corp.	1,480,229
6,732,565	Metro Pacific Investments Corp.	594,830
168	Pepsi-Cola Products Philippines Inc.	7
2,501,145	Philippine Seven Corp.	6,099,665
28,550	SM Investments Corp., (Restricted)(d)	470,055

	Total Philippines	13,051,068

Poland - 0.2%
28,814	AmRest Holdings SE*	3,514,392

Russia - 0.7%
395,109	Sberbank of Russia PJSC, ADR	5,669,667
99,080	Yandex NV, Class A Shares*	3,321,161

	Total Russia	8,990,828

Singapore - 0.3%
2,072,500	Riverstone Holdings Ltd.(a)	1,499,771
104,034	Sea Ltd., ADR*	1,538,663

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Singapore - 0.3% (continued)
1,837,100	Sheng Siong Group Ltd.	$1,383,907

	Total Singapore	4,422,341

South Africa - 1.3%
153,672	Bid Corp., Ltd.	3,075,571
215,834	Bidvest Group Ltd.	3,422,302
822,776	FirstRand Ltd.	3,875,404
2,233,915	Italtile Ltd.	2,400,459
805,899	Peregrine Holdings Ltd.	1,307,626
54,283	Sasol Ltd.	1,967,223
29,325	Sasol Ltd., ADR	1,066,843
467,000	Steinhoff Africa Retail Ltd.*(c)	640,268

	Total South Africa	17,755,696

South Korea - 2.9%
10,998	Amorepacific Corp.	3,375,874
95,092	BusinessOn Communication Co., Ltd.	1,485,317
66,631	DIO Corp.*	2,331,551
92,926	KB Financial Group Inc.	4,460,268
108,900	Kia Motors Corp.	3,135,108
26,052	KoMiCo Ltd.	786,958
1,745	LG Household & Health Care Ltd.	2,167,011
89,041	Minwise Co., Ltd.	1,846,779
6,055	NAVER Corp.	3,740,912
264,877	Samsung Electronics Co., Ltd.	12,406,906
17,875	Samsung Life Insurance Co., Ltd.	1,702,603
43,852	TES Co., Ltd.	1,221,449
10,560	Tokai Carbon Korea Co., Ltd.	673,811
33,345	Vieworks Co., Ltd.	976,970

	Total South Korea	40,311,517

Spain - 1.3%
141,052	Amadeus IT Group SA	11,178,167
498,900	CaixaBank SA	2,120,880
184,013	Grifols SA, ADR	4,017,004

	Total Spain	17,316,051

Sweden - 1.2%
193,114	Essity AB, Class B Shares	4,896,932
103,597	eWork Group AB	1,050,856
376,802	Fortnox AB	2,807,604
49,960	Hexagon AB, Class B Shares	2,816,658
156,991	HMS Networks AB	2,724,830
223,465	Svenska Handelsbanken AB, Class A Shares	2,449,772

	Total Sweden	16,746,652

Switzerland - 3.7%
33	Chocoladefabriken Lindt & Spruengli AG	211,366
23,286	Cie Financiere Richemont SA, Class Registered Shares	2,138,499
1,368	dormakaba Holding AG*	1,070,853
1,802	Geberit AG, Class Registered Shares	776,998
3,415	Givaudan SA, Class Registered Shares	7,592,702
62,363	Julius Baer Group Ltd.*	3,629,025
208,578	Nestle SA, Class Registered Shares	15,721,394
28,152	Roche Holding AG	6,038,419
5,029	Schindler Holding AG	1,064,691

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
Switzerland - 3.7% (continued)
1,488	SGS SA, Class Registered Shares	$3,856,320
115	Sika AG	915,629
511,888	UBS Group AG, Class Registered Shares*	7,692,419

	Total Switzerland	50,708,315

Taiwan - 3.0%
342,000	Delta Electronics Inc.	1,261,260
133,890	Eclat Textile Co., Ltd.	1,629,400
1,064,000	Far EasTone Telecommunications Co., Ltd.	2,709,660
143,642	Ginko International Co., Ltd.	1,279,957
501,000	Hota Industrial Manufacturing Co., Ltd.	2,410,935
264,754	Hu Lane Associate Inc.	1,270,532
19,000	Largan Precision Co., Ltd.	2,577,995
274,285	Makalot Industrial Co., Ltd.	1,236,035
170,400	Onyx Healthcare Inc.	857,161
91,820	Poya International Co., Ltd.	972,638
809,000	Taiwan Mobile Co., Ltd.	2,963,510
675,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,031,623
271,915	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,523,110
283,803	TCI Co., Ltd.	3,696,824
177,000	Voltronic Power Technology Corp.	2,790,853

	Total Taiwan	41,211,493

Thailand - 0.5%
116,198	Bangkok Bank PCL, Class F Shares	698,571
155,236	Bangkok Bank PCL, NVDR	913,636
830,100	CP ALL PCL, Class F Shares	2,091,111
4,902,096	Humanica PCL	1,835,132
7,358,600	Plan B Media PCL, Class F Shares(a)	1,457,717

	Total Thailand	6,996,167

Turkey - 0.2%
92,721	Logo Yazilim Sanayi Ve Ticaret AS*	983,134
105,288	Mavi Giyim Sanayi Ve Ticaret AS, Class B Shares	1,132,938

	Total Turkey	2,116,072

United Arab Emirates - 0.3%
58,991	DP World Ltd.	1,325,585
675,472	First Abu Dhabi Bank PJSC	2,260,425

	Total United Arab Emirates	3,586,010

United Kingdom - 6.9%
44,806	accesso Technology Group PLC*	1,554,435
532,898	Advanced Medical Solutions Group PLC	2,308,748
32,300	AstraZeneca PLC, ADR	1,196,069
91,070	Avon Rubber PLC	1,694,661
180,877	British American Tobacco PLC	9,303,692
48,943	Bunzl PLC	1,489,939
73,084	Burberry Group PLC	2,010,145
655,381	Clipper Logistics PLC	3,763,469
252,536	Compass Group PLC	5,430,062
849,639	ConvaTec Group PLC(c)	2,612,002
9,992	Croda International PLC	619,323
163,628	Diageo PLC	6,009,603
84,760	Experian PLC	2,075,249
416,458	GB Group PLC	2,978,417

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units	Security	Value
United Kingdom - 6.9% (continued)
55,924	Gear4Music Holdings PLC*(a)	$536,794
161,742	Halma PLC	2,903,077
584,672	Horizon Discovery Group PLC*	1,297,830
84,665	IG Group Holdings PLC	972,988
152,727	IMI PLC	2,355,688
39,190	Intertek Group PLC	2,847,945
68,572	Jardine Lloyd Thompson Group PLC	1,115,712
40,615	Liberty Global PLC, Class C Shares*	1,124,223
19,734	LivaNova PLC*	1,855,983
44,550	London Stock Exchange Group PLC	2,651,712
308,606	Patisserie Holdings PLC	1,862,486
131,463	Prudential PLC	3,157,160
99,668	Reckitt Benckiser Group PLC	7,633,228
91,604	RELX NV	2,004,206
131,597	Rentokil Initial PLC	599,438
280,413	Sanne Group PLC	2,378,202
364,047	Smart Metering Systems PLC	4,016,610
119,618	Smith & Nephew PLC	2,176,309
48,755	Spectris PLC	1,809,142
33,623	Spirax-Sarco Engineering PLC	2,762,562
921,344	Tullow Oil PLC*	3,078,949
1,282,122	Vodafone Group PLC	3,279,885

	Total United Kingdom	95,465,943

United States - 3.3%
41,490	Analog Devices Inc.	4,031,998
21,167	ANSYS Inc.*	3,445,988
137,298	America Movil SAB de CV, Series L, ADR	2,129,492
2,676	Booking Holdings Inc.*	5,643,470
137,463	Cadence Design Systems Inc.*	5,835,304
82,670	Colgate-Palmolive Co.	5,215,650
26,966	DENTSPLY SIRONA Inc.	1,181,381
19,700	Mastercard Inc., Class A Shares	3,745,364
17,931	Nordson Corp.	2,252,672
2,649	NVIDIA Corp.	668,051
21,926	Philip Morris International Inc.	1,743,994
72,166	Shire PLC	3,945,937
32,089	Texas Instruments Inc.	3,591,080
23,800	Waste Connections Inc.	1,829,744

	Total United States	45,260,125

	TOTAL COMMON STOCKS (Cost - $964,033,553)	1,077,377,592

EXCHANGE TRADED FUNDS (ETFs) - 18.3%
United States - 18.3%
2,588,612	iShares Core MSCI EAFE	169,890,605
1,464,354	iShares Core MSCI Emerging Markets	81,315,578

	Total United States	251,206,183

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $220,065,059)	251,206,183

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

Shares/Units		Security	Value
RIGHT - 0.0%
Netherlands - 0.0%
65,321		Altice NV, Class A Shares*(e) (Cost - $942,015)	$476,376

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,185,040,627)	1,329,060,151

Face Amount†
SHORT-TERM INVESTMENTS - 2.6%
TIME DEPOSITS - 1.7%
$ 6,820,402		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	6,820,402
8,454,490		Barclays Bank PLC - London, 1.050% due 6/1/18	8,454,490
1,320,404	HKD	BNP Paribas - Paris, 0.600% due 6/1/18	168,347
		Brown Brothers Harriman - Grand Cayman:
15,828	CHF	(1.490)% due 6/1/18	16,060
4,544	GBP	0.230% due 6/1/18	6,040
748	SGD	0.390% due 6/1/18	559
9	CAD	0.510% due 6/1/18	7
5,319	HKD	0.600% due 6/1/18	678
51	AUD	0.760% due 6/1/18	39
4,239	ZAR	5.150% due 6/1/18	333
		Citibank - London:
428,114	EUR	(0.580)% due 6/1/18	500,487
87,324	GBP	0.230% due 6/1/18	116,071
		Sumitomo Mitsui Banking Corp. - Tokyo:
4,439,612	JPY	(0.220)% due 6/1/18	40,815
7,561,502		1.050% due 6/1/18	7,561,502

		TOTAL TIME DEPOSITS (Cost - $23,685,830)	23,685,830

U.S. GOVERNMENT AGENCY - 0.9%
12,584,000		Federal Home Loan Bank (FHLB) Discount Notes, 1.480% due 6/1/18(f) (Cost - $12,584,000)	12,584,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $36,269,830)	36,269,830

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.6%
MONEY MARKET FUND - 1.6%
21,677,158		Federated Government Obligations Fund, Premier Class(g) (Cost - $21,677,158)	21,677,158

		TOTAL INVESTMENTS - 100.7% (Cost - $1,242,987,615#)	1,387,007,139

		Liabilities in Excess of Other Assets - (0.7)%	(9,904,438)

		TOTAL NET ASSETS - 100.0%	$1,377,102,701

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security trades on the Hong Kong exchange.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $13,689,114 and represents 0.99% of net assets.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Rate shown represents yield-to-maturity.
(g)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
NVDR	—	Non Voting Depository Receipts
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.9%
Financial	13.1
Communications	10.2
Technology	9.4
Industrial	9.0
Consumer Cyclical	8.5
Basic Materials	2.3
Energy	2.0
Diversified	0.7
Utilities	0.6
Exchange Traded Funds (ETFs)	18.1
Short-Term Investments	2.6
Money Market Fund	1.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations International Equity Fund

At May 31, 2018, Destinations International Equity Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
British Pound	1,168,000	BOA	$1,553,293	6/15/18	$28,763	$—	$28,763
Japanese Yen	268,442,000	BCLY	2,469,600	6/15/18	—	(19,240)	(19,240)
Japanese Yen	205,000,000	MSC	1,895,105	8/22/18	58,140	—	58,140
Japanese Yen	955,995,000	SSB	8,838,188	8/23/18	191,323	—	191,323

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$278,226	$(19,240)	$258,986

Currency Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
ZAR	— South African Rand

Counterparty Abbreviations used in this schedule:

BOA	— Bank of America
BCLY	— Barclays Bank PLC
MSC	— Morgan Stanley
SSB	— State Street Bank and Trust Co.

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS - 64.1%
COMMUNICATIONS - 9.8%
Telecommunications - 9.8%
290,997	AT&T Inc.	$9,405,023
115,968	BCE Inc.	4,830,781
194,076	Verizon Communications Inc.	9,251,603
1,964,918	Vodafone Group PLC	5,009,895
46,741	Vodafone Group PLC, ADR	1,211,994

	Total Telecommunications	29,709,296

	TOTAL COMMUNICATIONS	29,709,296

CONSUMER NON-CYCLICAL - 20.9%
Agriculture - 7.6%
157,484	Altria Group Inc.	8,778,158
60,100	British American Tobacco PLC	3,090,748
79,329	Imperial Brands PLC	2,857,535
105,066	Philip Morris International Inc.	8,356,950

	Total Agriculture	23,083,391

Beverages - 2.9%
158,386	Coca-Cola Co.	6,810,598
20,200	PepsiCo Inc.	2,025,050

	Total Beverages	8,835,648

Cosmetics/Personal Care - 1.1%
47,825	Procter & Gamble Co.	3,499,355

Food - 1.3%
55,125	General Mills Inc.	2,331,236
26,725	Kraft Heinz Co.	1,536,153

	Total Food	3,867,389

Household Products/Wares - 0.9%
27,650	Kimberly-Clark Corp.	2,788,502

Pharmaceuticals - 7.1%
20,526	AbbVie Inc.	2,030,842
85,550	AstraZeneca PLC	6,215,556
286,850	GlaxoSmithKline PLC	5,810,723
42,560	Merck & Co., Inc.	2,533,597
62,975	Sanofi	4,831,741

	Total Pharmaceuticals	21,422,459

	TOTAL CONSUMER NON-CYCLICAL	63,496,744

ENERGY - 12.2%
Oil & Gas - 12.2%
537,175	BP PLC	4,114,857
49,439	BP PLC, ADR	2,265,295
65,427	Chevron Corp.	8,132,576
115,700	Exxon Mobil Corp.	9,399,468
102,725	Occidental Petroleum Corp.	8,649,445
74,529	TOTAL SA	4,535,019

	Total Oil & Gas	37,096,660

	TOTAL ENERGY	37,096,660

FINANCIAL - 7.9%
Banks - 0.9%
32,700	Canadian Imperial Bank of Commerce	2,854,662

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Shares/Units		Security	Value
FINANCIAL - 7.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 6.0%
68,800		Crown Castle International Corp.	$7,165,520
19,025		Digital Realty Trust Inc.	2,044,807
39,325		National Retail Properties Inc.	1,629,235
41,050		Omega Healthcare Investors Inc.(a)	1,258,182
12,150		Public Storage	2,573,856
62,725		Ventas Inc.	3,428,549

		Total Equity Real Estate Investment Trusts (REITs)	18,100,149

Insurance - 1.0%
15,325		Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	3,158,536

		TOTAL FINANCIAL	24,113,347

INDUSTRIAL - 0.9%
Transportation - 0.9%
24,150		United Parcel Service Inc., Class B Shares	2,804,298

TECHNOLOGY - 0.5%
Software - 0.5%
21,200		Paychex Inc.	1,390,296

UTILITIES - 11.9%
Electric - 10.2%
23,679		American Electric Power Co., Inc.	1,608,988
116,425		Dominion Energy Inc.	7,473,321
115,000		Duke Energy Corp.	8,873,400
183,150		PPL Corp.	5,003,658
65,600		Public Service Enterprise Group Inc.	3,475,488
101,440		Southern Co.	4,554,656

		Total Electric	30,989,511

Gas - 1.7%
475,958		National Grid PLC	5,271,817

		TOTAL UTILITIES	36,261,328

		TOTAL COMMON STOCKS (Cost - $201,317,200)	194,871,969

EXCHANGE TRADED FUNDS (ETFs) - 34.2%
1,843,842		iShares Core Dividend Growth	63,465,042
475,349		iShares Core High Dividend	40,271,567

		TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost - $102,234,197)	103,736,609

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $303,551,397)	298,608,578

Face Amount†
SHORT-TERM INVESTMENTS - 1.4%
TIME DEPOSITS - 1.4%
2	CAD	Brown Brothers Harriman - Grand Cayman, 0.510% due 6/1/18	2
4,264,435		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	4,264,435

		TOTAL TIME DEPOSITS (Cost - $4,264,437)	4,264,437

Schedules of Investments

(unaudited) (continued)

Destinations Equity Income Fund

Face Amount†	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
$ 1,008	Federated Government Obligations Fund, Premier Class(b) (Cost - $1,008)	$1,008

	TOTAL INVESTMENTS - 99.7% (Cost - $307,816,842#)	302,874,023

	Other Assets in Excess of Liabilities - 0.3%	865,534

	TOTAL NET ASSETS - 100.0%.	$303,739,557

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.0%
Energy	12.2
Utilities	12.0
Communications	9.8
Financial	8.0
Industrial	0.9
Technology	0.5
Exchange Traded Funds (ETFs)	34.2
Short-Term Investments	1.4
Money Market Fund	0.0 *

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Shares/Units		Security	Value
COMMON STOCKS - 86.8%
Canada - 30.3%
984,795		First Quantum Minerals Ltd.	$15,455,062
328,118		Hudbay Minerals Inc.	2,107,830
970,220		Peyto Exploration & Development Corp.(a)	7,923,675
578,471		Tourmaline Oil Corp.(a)	11,536,408
11,489,189		Turquoise Hill Resources Ltd.*	31,939,945
1,496,802		Whitecap Resources Inc.(a)	10,839,030

		Total Canada	79,801,950

United Kingdom - 0.2%
692,036		Ophir Energy PLC*	517,878

United States - 56.3%
995,560		Antero Resources Corp.*	19,025,152
422,761		Cabot Oil & Gas Corp.	9,660,089
231,088		Centennial Resource Development Inc., Class A Shares*	4,067,149
257,973		Centennial Resources Development Inc., Private Placement, (Restricted)*	4,540,325
2,073,920		Denbury Resources Inc.*	8,814,160
217,430		EQT Corp.	11,206,342
1,473,354		Fairmount Santrol Holdings Inc.*	8,294,983
1,521,652		Kosmos Energy Ltd.*	11,823,236
1,664,976		Laredo Petroleum Inc.*	15,450,977
310,870		Noble Energy Inc.	11,098,059
134,370		Occidental Petroleum Corp.	11,313,954
1,326,460		Range Resources Corp.	21,011,126
958,671		SRC Energy Inc.*	12,405,203

		Total United States	148,710,755

		TOTAL COMMON STOCKS (Cost - $229,319,305)	229,030,583

EXCHANGE TRADED FUND (ETF) - 10.5%
United States - 10.5%
584,343		iShares Core US REIT(a) (Cost - $28,186,890)	27,785,510

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $257,506,195)	256,816,093

Face Amount†
SHORT-TERM INVESTMENTS - 2.8%
TIME DEPOSITS - 2.8%
$ 2,505,945		ANZ National Bank - London, 1.050% due 6/1/18	2,505,945
		Brown Brothers Harriman - Grand Cayman:
28	CAD	0.510% due 6/1/18	22
12	AUD	0.760% due 6/1/18	9
4,894,812		Standard Chartered Bank - London, 1.050% due 6/1/18	4,894,812

		TOTAL TIME DEPOSITS (Cost - $7,400,788)	7,400,788

Schedules of Investments

(unaudited) (continued)

Destinations Real Assets Fund

Face Amount†	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -10.9%
MONEY MARKET FUND - 10.9%
$ 28,791,665	Federated Government Obligations Fund, Premier Class(b) (Cost - $28,791,665)	$28,791,665

	TOTAL INVESTMENTS - 111.0% (Cost - $293,698,648#)	293,008,546

	Liabilities in Excess of Other Assets - (11.0)%	(28,939,687)

	TOTAL NET ASSETS - 100.0%	$264,068,859

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar

Summary of Investments by Security Sector^
Energy	58.5%
Basic Materials	19.7
Exchange Traded Fund (ETF)	9.5
Short-Term Investments	2.5
Money Market Fund	9.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.2%
U.S. GOVERNMENT OBLIGATIONS - 22.8%
	U.S. Treasury Bonds:
$ 1,000,000	6.125% due 11/15/27	$1,270,273
1,500,000	5.250% due 11/15/28	1,822,617
3,500,000	6.250% due 5/15/30	4,690,137
1,800,000	5.375% due 2/15/31	2,276,508
2,800,000	4.500% due 5/15/38	3,461,828
1,500,000	4.375% due 11/15/39	1,836,504
3,500,000	3.875% due 8/15/40	4,011,191
3,000,000	4.375% due 5/15/41	3,692,227
2,500,000	3.125% due 11/15/41	2,556,152
3,500,000	2.750% due 8/15/42	3,348,379
1,000,000	2.750% due 11/15/42	956,016
11,400,000	3.125% due 2/15/43	11,637,797
300,000	3.750% due 11/15/43	339,234
3,500,000	3.125% due 8/15/44	3,572,187
3,000,000	2.875% due 8/15/45	2,921,836
5,850,000	3.000% due 11/15/45	5,834,461
500,000	2.500% due 5/15/46	451,191
3,500,000	3.000% due 2/15/47	3,488,652
1,000,000	3.000% due 5/15/47	995,820
1,000,000	2.750% due 8/15/47	947,383
1,000,000	2.750% due 11/15/47	947,187
	U.S. Treasury Inflation Indexed Notes:
1,847,070	0.125% due 4/15/22	1,811,269
1,836,324	0.375% due 7/15/27	1,780,188
	U.S. Treasury Notes:
10,000,000	0.750% due 9/30/18	9,958,203
3,000,000	3.625% due 8/15/19	3,046,289
6,000,000	1.000% due 10/15/19	5,889,844
6,000,000	1.375% due 12/15/19	5,908,828
7,000,000	1.375% due 1/31/20	6,884,883
4,000,000	1.625% due 3/15/20	3,945,156
3,000,000	1.125% due 4/30/20	2,927,344
7,000,000	3.500% due 5/15/20	7,140,820
5,000,000	1.375% due 5/31/20	4,896,680
15,300,000	1.500% due 5/31/20	15,021,492
2,500,000	1.500% due 6/15/20	2,453,906
4,000,000	1.625% due 6/30/20	3,934,062
3,000,000	1.500% due 7/15/20	2,941,289
3,000,000	2.625% due 8/15/20	3,010,078
6,000,000	1.375% due 9/30/20	5,850,234
4,000,000	1.875% due 12/15/20	3,937,969
2,000,000	1.750% due 12/31/20	1,961,797
32,750,000	2.125% due 1/31/21	32,408,428
2,000,000	2.250% due 3/31/21	1,983,984
3,500,000	1.125% due 6/30/21	3,350,703
4,000,000	1.875% due 1/31/22	3,895,156
6,000,000	1.750% due 2/28/22	5,811,563

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 22.8% - (continued)
$ 15,550,000	1.750% due 3/31/22	$15,048,877
2,000,000	1.875% due 3/31/22	1,944,766
1,500,000	1.625% due 8/15/22	1,438,594
10,000,000	1.875% due 9/30/22	9,679,687
4,000,000	1.875% due 10/31/22	3,868,906
6,000,000	1.750% due 1/31/23	5,757,422
5,000,000	1.500% due 3/31/23	4,732,813
3,000,000	1.625% due 5/31/23	2,850,469
6,000,000	1.375% due 8/31/23	5,609,062
5,000,000	1.625% due 10/31/23	4,725,977
6,000,000	2.250% due 12/31/23	5,850,469
5,000,000	2.750% due 2/15/24	5,002,539
13,000,000	2.125% due 2/29/24	12,573,438
9,500,000	2.125% due 3/31/24	9,180,859
2,000,000	2.500% due 5/15/24	1,971,953
900,000	2.000% due 5/31/24	862,348
4,000,000	2.000% due 6/30/24	3,829,375
1,000,000	1.875% due 8/31/24	949,375
400,000	2.125% due 9/30/24	384,891
4,000,000	2.250% due 11/15/24	3,874,375
4,000,000	2.125% due 11/30/24	3,843,906
2,400,000	2.250% due 12/31/24	2,323,219
13,500,000	2.250% due 11/15/25	12,986,367
16,550,000	1.625% due 5/15/26	15,122,563
4,000,000	2.250% due 2/15/27	3,812,969
400,000	2.375% due 5/15/27	384,844
1,000,000	2.250% due 8/15/27	950,391
1,500,000	2.250% due 11/15/27	1,424,004

	TOTAL U.S. GOVERNMENT OBLIGATIONS	342,792,203

U.S. GOVERNMENT AGENCIES - 0.4%
2,000,000	Federal Home Loan Banks (FHLB), 1.875% due 11/29/21	1,950,200
	Federal Home Loan Mortgage Corp. (FHLMC):
2,000,000	2.375% due 1/13/22	1,978,852
1,300,000	6.250% due 7/15/32	1,741,137
500,000	Federal National Mortgage Association (FNMA), 1.875% due 9/24/26	457,198

	TOTAL U.S. GOVERNMENT AGENCIES	6,127,387

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $355,317,211)	348,919,590

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4%
	20 Times Square Trust:
491,000	Series 2018-20TS, Class F, 3.203% due 5/15/35(a)(b)	459,284
491,000	Series 2018-20TS, Class G, 3.203% due 5/15/35(a)(b)	449,721
982,000	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 2.819% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(b)	985,646
11,957,288	Banc of America Funding Trust, Series 2007-1, Class TA2, 2.090% (1-Month USD-LIBOR + 0.130%) due 1/25/37(a)	10,111,241
	BANK:
12,535,941	Series 2017-BNK4, Class XA, 1.450% due 5/15/50(a)(c)	1,142,620

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4% - (continued)
$ 16,412,366	Series 2018-BN10, Class XA, 0.752% due 2/15/61(a)(c)	$944,871
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 3.119% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(b)	177,889
203,000	Series 2017-DELC, Class D, 3.619% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(b)	202,872
424,000	Series 2017-DELC, Class E, 4.419% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(b)	425,332
407,000	Series 2017-DELC, Class F, 5.419% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(b)	408,532
5,411,296	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.715% due 2/25/36(a)	4,773,482
984,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class D, 3.240% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(b)	983,395
	BX Trust:
339,000	Series 2017-SLCT, Class D, 3.969% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(b)	340,170
558,000	Series 2017-SLCT, Class E, 5.069% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(b)	562,735
903,000	Series 2018-GW, Class A, 2.700% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(b)	903,392
100,000	Series 2018-GW, Class D, 3.670% (1-Month USD-LIBOR + 1.770%) due 5/15/35(a)(b)	100,311
982,000	Series 2018-MCSF, Class F, 4.565% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	973,457
	CD Mortgage Trust:
400,000	Series 2017-CD3, Class A4, 3.631% due 2/10/50	400,053
20,304,731	Series 2017-CD4, Class XA, 1.324% due 5/10/50(a)(c)	1,690,369
	CFCRE Commercial Mortgage Trust:
2,054,000	Series 2016-C3, Class D, 3.052% due 1/10/48(a)(b)	1,574,339
2,039,152	Series 2016-C3, Class XA, 1.065% due 1/10/48(a)(c)	127,517
1,906,000	Series 2016-C7, Class A3, 3.839% due 12/10/54	1,930,960
16,700,535	Series 2017-C8, Class XA, 1.669% due 6/15/50(a)(c)	1,735,651
	Citigroup Commercial Mortgage Trust:
37,978,160	Series 2015-GC35, Class XA, 0.883% due 11/10/48(a)(c)	1,656,870
1,250,000	Series 2016-GC37, Class A4, 3.314% due 4/10/49	1,227,458
	CLNS Trust:
565,000	Series 2017-IKPR, Class D, 3.979% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	566,770
565,000	Series 2017-IKPR, Class E, 5.429% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	568,543
565,000	Series 2017-IKPR, Class F, 6.429% (1-Month USD-LIBOR + 4.500%) due 6/11/32(a)(b)	570,668
	Cold Storage Trust:
887,000	Series 2017-ICE3, Class A, 2.919% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	890,077
1,082,000	Series 2017-ICE3, Class C, 3.269% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(b)	1,086,772
271,398,056	Commercial Mortgage Trust, Series 2013-CR9, Class XA, 0.144% due 7/10/45(a)(c)	1,328,819
	Credit Suisse Commercial Mortgage Capital Trust:
713,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(b)	705,109
848,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(a)(b)	833,100
1,246,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(a)(b)	1,216,633
69,653,000	Series 2017-LSTK, Class XACP, 0.570% due 4/5/33(a)(b)(c)	795,507
25,355,000	Series 2017-LSTK, Class XBCP, 0.205% due 4/5/33(a)(b)(c)	118,674
3,367,136	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 5A6, 5.500% due 10/25/35	3,006,064
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
10,752,476	Series 4223, Class SB, 3.129% (1-Month USD-LIBOR + 5.431%) due 7/15/43(a)	8,888,742
4,397,439	Series 4627, Class Z, 3.000% due 10/15/46	3,857,007
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	11,543,626
7,549,940	Series 4653, Class Z, 3.000% due 2/15/47	6,624,200
8,007,355	Series 4655, Class CZ, 3.000% due 2/15/47	6,994,821
26,024,910	Series 4664, Class TC, 3.000% due 6/15/41	25,706,324
8,000,000	Series 4749, Class LV, 3.500% due 4/15/38	7,979,574
19,658,921	Series 4750, Class PA, 3.000% due 7/15/46	19,156,266

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4% - (continued)
$ 16,420,809	Series 4766, Class A, 4.000% due 9/15/45	$16,847,772
	Federal National Mortgage Association (FNMA), REMICS:
13,255,882	Series 2016-61, Class MZ, 3.000% due 9/25/46	11,434,966
34,573,999	Series 2017-12, Class TA, 3.000% due 4/25/42	34,300,370
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	7,167,962
22,324,875	Series 2017-32, Class CA, 3.000% due 10/25/42	21,993,709
22,798,157	Series 2018-33, Class C, 3.000% due 5/25/48	21,963,010
	Freddie Mac Multifamily Structured Pass-Through Certificates:
1,750,000	Series K020, Class A2, 2.373% due 5/25/22	1,719,757
1,540,000	Series K062, Class A2, 3.413% due 12/25/26	1,552,679
	Great Wolf Trust:
272,000	Series 2017-WOLF, Class D, 4.169% (1-Month USD-LIBOR + 2.100%) due 9/15/34(a)(b)	273,195
422,000	Series 2017-WOLF, Class E, 5.169% (1-Month USD-LIBOR + 3.100%) due 9/15/34(a)(b)	425,044
225,000	Series 2017-WOLF, Class F, 6.139% (1-Month USD-LIBOR + 4.070%) due 9/15/34(a)(b)	226,623
	GS Mortgage Securities Trust:
896,614	Series 2012-GC6, Class A3, 3.482% due 1/10/45	907,186
1,740,000	Series 2015-GC28, Class D, 4.326% due 2/10/48(a)(b)	1,385,064
10,555,294	Series 2017-GS7, Class XA, 1.139% due 8/10/50(a)(c)	839,129
10,170,068	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 2.098% (1-Month USD-LIBOR + 0.150%) due 1/25/47(a)	9,647,929
	JP Morgan Chase Commercial Mortgage Securities Corp.:
214,000	Series 2017-FL10, Class B, 2.919% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	214,232
161,000	Series 2017-FL10, Class C, 3.169% (1-Month USD-LIBOR + 1.250%) due 6/15/32(a)(b)	161,904
523,000	Series 2017-FL10, Class D, 3.819% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(b)	521,921
955,674	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A3, 2.829% due 10/15/45	939,551
	JPMBB Commercial Mortgage Securities Trust:
1,667,000	Series 2015-C27, Class C, 4.343% due 2/15/48(a)	1,624,711
1,906,000	Series 2015-C28, Class C, 4.237% due 10/15/48(a)	1,827,341
1,817,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.316% due 9/12/42(a)(b)	1,888,814
	Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Series 2014-C15, Class A3, 3.773% due 4/15/47	507,778
2,000,000	Series 2014-C17, Class C, 4.457% due 8/15/47(a)	1,965,561
26,635,486	Series 2014-C19, Class XA, 1.115% due 12/15/47(a)(c)	1,149,574
852,000	Series 2016-C31, Class C, 4.318% due 11/15/49(a)	832,361
35,201,761	Series 2016-C32, Class XA, 0.762% due 12/15/49(a)(c)	1,698,619
	Morgan Stanley Capital I Trust:
1,964,000	Series 2011-C1, Class D, 5.426% due 9/15/47(a)(b)	2,034,175
25,499,060	Series 2016-BNK2, Class XA, 1.106% due 11/15/49(a)(c)	1,637,728
18,286,377	Series 2016-UB11, Class XA, 1.655% due 8/15/49(a)(c)	1,677,726
14,679,334	Series 2016-UB12, Class XA, 0.815% due 12/15/49(a)(c)	681,337
961,667	Motel 6 Trust, Series 2017-MTL6, Class A, 2.839% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	963,499
1,667,000	PFP Ltd., Series 2017-3, Class C, 4.419% (1-Month USD-LIBOR + 2.500%) due 1/14/35(a)(b)	1,675,867
	RALI Series Trust:
3,041,622	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	2,831,650
26,001,947	Series 2007-QH5, Class AII, 2.190% (1-Month USD-LIBOR + 0.230%) due 6/25/37(a)	14,385,510
	Rosslyn Portfolio Trust:
429,000	Series 2017-ROSS, Class A, 2.869% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	430,078
429,000	Series 2017-ROSS, Class B, 3.169% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	430,077
	UBS Commercial Mortgage Trust:

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4% - (continued)
$ 7,110,488	Series 2017-C1, Class XA, 1.606% due 6/15/50(a)(c)	$744,453
979,000	Series 2018-C8, Class C, 4.705% due 2/15/51(a)	969,404
5,138,789	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 0.975% due 3/10/46(a)(b)(c)	192,007
1,686,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.051% due 1/10/45(a)(b)	1,777,063
	Wells Fargo Commercial Mortgage Trust:
295,000	Series 2010-C1, Class C, 5.597% due 11/15/43(a)(b)	302,250
1,356,000	Series 2015-C27, Class C, 3.894% due 2/15/48	1,269,587
1,000,000	Series 2015-LC20, Class A3, 3.086% due 4/15/50	993,738
2,581,000	Series 2015-NXS4, Class E, 3.600% due 12/15/48(a)(b)	1,890,611
17,717,127	Series 2016-C33, Class XA, 1.792% due 3/15/59(a)(c)	1,694,060
11,085,204	Series 2016-NXS6, Class XA, 1.649% due 11/15/49(a)(c)	1,004,523
10,461,155	Series 2017-C38, Class XA, 1.084% due 7/15/50(a)(c)	753,246
1,200,000	Series 2017-C42, Class A4, 3.589% due 12/15/50	1,185,464
1,505,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440% due 4/15/45	1,518,101

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $330,337,998)	321,784,379

MORTGAGE-BACKED SECURITIES - 19.7%
FHLMC - 4.3%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
3,853,009	2.500% due 2/1/32	3,752,665
150,000	2.500% due 6/1/48 (d)	140,525
18,272,301	3.000% due 3/1/32 - 3/1/42	17,939,017
37,017,723	3.500% due 6/1/33 - 2/1/48	37,014,103
1,325,000	3.500% due 6/1/33 (d)	1,342,139
4,485,403	4.000% due 5/1/46	4,600,657
1,175,000	4.500% due 6/1/48 (d)	1,225,855

	TOTAL FHLMC	66,014,961

FNMA - 12.6%
	Federal National Mortgage Association (FNMA):
1,700,000	2.490% due 9/1/28	1,569,197
24,317,813	2.500% due 2/1/32 - 2/1/47	23,004,794
300,000	2.500% due 6/1/48 (d)	281,479
100,000	3.000% due 2/1/33	99,580
69,392,264	3.000% due 2/1/33 - 3/1/47	67,769,841
46,937,336	3.500% due 2/1/32 - 3/1/48	46,999,912
300,000	3.500% due 6/1/33 (d)	303,938
30,943,137	4.000% due 5/1/33 - 4/1/48	31,686,524
808,000	4.000% due 6/1/33 (d)	830,220
8,631,548	4.500% due 5/1/48 - 6/1/48	9,031,790
7,490,452	5.000% due 4/1/40 - 3/1/47	8,039,838

	TOTAL FNMA	189,617,113

GNMA - 2.8%
	Government National Mortgage Association II (GNMA):
500,000	2.500% due 6/1/48 (d)	474,441
12,525,781	3.000% due 6/20/46 - 7/20/46	12,304,096
18,781,492	3.500% due 5/20/43 - 12/20/47	18,883,470
7,293,995	4.000% due 9/20/45 - 5/20/48	7,520,893
2,250,880	4.500% due 12/20/47 - 4/20/48	2,351,747

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
GNMA - 2.8% - (continued)
$ 480,846	5.000% due 3/20/48	$505,589

	TOTAL GNMA	42,040,236

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $302,311,711)	297,672,310

CORPORATE BONDS & NOTES - 18.5%
Basic Materials - 0.4%
350,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 3.000% due 11/3/21	349,604
165,000	AK Steel Corp., Company Guaranteed Notes, 6.375% due 10/15/25	153,862
100,000	Barrick North America Finance LLC, Company Guaranteed Notes, 5.750% due 5/1/43	114,492
400,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.125% due 2/24/42	401,040
300,000	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	304,875
	Dow Chemical Co., Senior Unsecured Notes:
100,000	4.250% due 11/15/20	102,757
250,000	4.625% due 10/1/44	250,683
465,000	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.750% due 5/15/22(b)	456,281
460,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(b)	459,975
	Hexion Inc., Senior Secured Notes:
70,000	6.625% due 4/15/20	66,063
180,000	10.375% due 2/1/22(b)	176,625
	International Paper Co., Senior Unsecured Notes:
500,000	3.000% due 2/15/27	454,272
100,000	4.400% due 8/15/47	92,301
300,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	302,635
500,000	LYB International Finance II BV, Company Guaranteed Notes, 3.500% due 3/2/27	472,937
250,000	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	235,676
465,000	Mosaic Co., Senior Unsecured Notes, 4.050% due 11/15/27	442,115
250,000	Nutrien Ltd., Senior Unsecured Notes, 6.125% due 1/15/41	288,497
250,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	246,277
	Southern Copper Corp., Senior Unsecured Notes:
125,000	3.875% due 4/23/25	123,820
125,000	6.750% due 4/16/40	146,061
1,100,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	1,066,245
500,000	Vale Overseas Ltd., Company Guaranteed Notes, 6.250% due 8/10/26	540,000

	Total Basic Materials	7,247,093

Communications - 1.7%
	21st Century Fox America Inc., Company Guaranteed Notes:
250,000	3.375% due 11/15/26	241,362
250,000	4.750% due 11/15/46	259,903
200,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 4.000% due 12/6/37	189,482
215,000	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(b)	211,775
	Amazon.com Inc., Senior Unsecured Notes:
620,000	2.800% due 8/22/24(b)	600,112
635,000	3.800% due 12/5/24	650,983
250,000	3.150% due 8/22/27(b)	240,981
250,000	4.050% due 8/22/47(b)	248,952
250,000	America Movil SAB de CV, Senior Unsecured Notes, 4.375% due 7/16/42	245,099
	AT&T Inc., Senior Unsecured Notes:
500,000	2.450% due 6/30/20	493,765
500,000	3.200% due 3/1/22	493,649
250,000	3.800% due 3/1/24	248,425

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.7% - (continued)		$681,048
$ 715,000	3.400% due 5/15/25
250,000	4.250% due 3/1/27	247,899
100,000	4.300% due 2/15/30(b)	96,200
250,000	5.250% due 3/1/37	254,020
250,000	5.350% due 9/1/40	253,014
500,000	5.700% due 3/1/57	516,793
1,500,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	1,496,279
600,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	596,811
1,000,000	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25	938,775
	CBS Corp., Company Guaranteed Notes:
100,000	3.375% due 3/1/22	99,037
100,000	5.900% due 10/15/40	110,180
	CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes:
80,000	5.750% due 2/15/26(b)	78,376
125,000	5.000% due 2/1/28(b)	115,625
170,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(b)	140,250
	Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Notes:
490,000	4.464% due 7/23/22	499,827
250,000	4.908% due 7/23/25	254,216
250,000	6.484% due 10/23/45	265,817
245,000	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(b)	219,275
	Cisco Systems Inc., Senior Unsecured Notes:
500,000	2.200% due 9/20/23	473,363
100,000	3.625% due 3/4/24	101,617
	Comcast Corp., Company Guaranteed Notes:
250,000	3.000% due 2/1/24	240,937
250,000	3.300% due 2/1/27	235,557
150,000	4.400% due 8/15/35	146,233
500,000	3.400% due 7/15/46	404,007
100,000	3.999% due 11/1/49	87,813
230,000	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(b)	230,575
200,000	Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	204,500
125,000	CSC Holdings LLC, Senior Unsecured Notes, 5.250% due 6/1/24	118,150
500,000	Digicel Group Ltd., Senior Unsecured Notes, 7.125% due 4/1/22	347,500
	Discovery Communications LLC, Company Guaranteed Notes:
200,000	2.950% due 3/20/23	192,357
400,000	3.800% due 3/13/24	395,962
100,000	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	87,886
980,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	894,223
250,000	Grupo Televisa SAB, Senior Unsecured Notes, 4.625% due 1/30/26	251,656
225,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(b)	225,000
465,000	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 8/15/22	465,000
235,000	Match Group Inc., Senior Unsecured Notes, 5.000% due 12/15/27(b)	223,285
210,000	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 8/1/24(b)	205,412
100,000	Omnicom Group Inc. / Omnicom Capital Inc., Company Guaranteed Notes, 3.600% due 4/15/26	95,549
100,000	Rogers Communications Inc., Company Guaranteed Notes, 5.000% due 3/15/44	104,689
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	622,677
150,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.375% due 7/15/26(b)	145,125

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Communications - 1.7% - (continued)
$ 350,000	Sprint Corp., Company Guaranteed Notes, 7.125% due 6/15/24	$352,625
1,000,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	974,276
	Telefonica Emisiones SAU, Company Guaranteed Notes:
250,000	4.103% due 3/8/27	244,044
200,000	5.213% due 3/8/47	199,960
105,000	Telesat Canada / Telesat LLC, Company Guaranteed Notes, 8.875% due 11/15/24(b)	114,188
300,000	TELUS Corp., Senior Unsecured Notes, 3.700% due 9/15/27	294,166
200,000	Tencent Holdings Ltd., Senior Unsecured Notes, 2.875% due 2/11/20	199,367
	Time Warner Cable LLC, Senior Secured Notes:
500,000	4.000% due 9/1/21	502,536
150,000	7.300% due 7/1/38	174,088
250,000	4.500% due 9/15/42	209,956
	Time Warner Inc., Company Guaranteed Notes:
500,000	3.800% due 2/15/27	483,132
250,000	4.850% due 7/15/45	240,747
	Verizon Communications Inc., Senior Unsecured Notes:
500,000	2.946% due 3/15/22	491,139
520,000	3.500% due 11/1/24	509,896
250,000	4.125% due 3/16/27	250,110
500,000	5.250% due 3/16/37	519,126
750,000	5.012% due 4/15/49	734,926
75,000	4.672% due 3/15/55	67,850
200,000	Viacom Inc., Senior Unsecured Notes, 5.850% due 9/1/43	203,957
250,000	Vodafone Group PLC, Senior Unsecured Notes, 4.375% due 2/19/43	226,666
200,000	VTR Finance BV, Senior Secured Notes, 6.875% due 1/15/24	203,980
	Walt Disney Co., Senior Unsecured Notes:
500,000	1.950% due 3/4/20	493,843
500,000	2.450% due 3/4/22	490,097
125,000	3.150% due 9/17/25	122,722

	Total Communications	25,790,400

Consumer Cyclical - 1.2%
240,000	1011778 BC ULC / New Red Finance Inc., Secured Notes, 5.000% due 10/15/25(b)	227,400
	American Honda Finance Corp., Senior Unsecured Notes:
500,000	2.000% due 2/14/20	492,987
500,000	2.900% due 2/16/24	487,857
245,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.875% due 11/1/25(b)	225,400
225,000	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(b)	233,298
445,000	Caesars Resort Collection LLC / CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(b)	426,087
300,000	Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	294,588
120,000	Constellation Merger Sub Inc., Senior Unsecured Notes, 8.500% due 9/15/25(b)	115,200
	Delta Air Lines Inc., Senior Unsecured Notes:
300,000	2.875% due 3/13/20	298,284
560,000	3.625% due 3/15/22	556,225
450,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	447,759
250,000	Ford Motor Co., Senior Unsecured Notes, 5.291% due 12/8/46	240,131
	Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	2.681% due 1/9/20	496,566
500,000	3.810% due 1/9/24	488,695

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Cyclical - 1.2% - (continued)
	General Motors Co., Senior Unsecured Notes:
$ 205,000	3.163% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	$205,910
100,000	6.750% due 4/1/46	113,847
	General Motors Financial Co., Inc., Company Guaranteed Notes:
100,000	3.150% due 1/15/20	100,061
500,000	3.450% due 1/14/22	496,031
505,000	3.311% (3-Month USD-LIBOR + 0.990%) due 1/5/23(a)	507,546
415,000	3.950% due 4/13/24	409,696
500,000	4.350% due 1/17/27	490,422
370,000	GLP Capital LP / GLP Financing II Inc., Company Guaranteed Notes, 5.750% due 6/1/28	371,387
1,500,000	Gohl Capital Ltd., Company Guaranteed Notes, 4.250% due 1/24/27	1,444,938
175,000	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(b)	176,969
95,000	Hasbro Inc., Senior Unsecured Notes, 3.500% due 9/15/27	87,841
	Home Depot Inc., Senior Unsecured Notes:
250,000	2.625% due 6/1/22	246,232
250,000	2.125% due 9/15/26	224,264
250,000	3.500% due 9/15/56	216,998
250,000	Lowe’s Cos., Inc., Senior Unsecured Notes, 3.700% due 4/15/46	228,622
440,000	LTF Merger Sub Inc., Company Guaranteed Notes, 8.500% due 6/15/23(b)	457,600
150,000	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 4.500% due 12/15/34	131,362
	McDonald’s Corp., Senior Unsecured Notes:
250,000	3.500% due 3/1/27	244,683
75,000	4.875% due 12/9/45	79,979
250,000	4.450% due 3/1/47	251,225
351,000	NCL Corp., Ltd, Senior Unsecured Notes, 4.750% due 12/15/21(b)	351,000
	Newell Brands Inc., Senior Unsecured Notes:
250,000	3.150% due 4/1/21	247,692
125,000	5.375% due 4/1/36	126,901
345,000	5.500% due 4/1/46	348,438
300,000	Nordstrom Inc., Senior Unsecured Notes, 4.000% due 3/15/27(e)	286,436
300,000	PACCAR Financial Corp., Senior Unsecured Notes, 1.950% due 2/27/20	296,040
400,000	SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	388,317
550,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(b)	530,750
	Target Corp., Senior Unsecured Notes:
100,000	2.900% due 1/15/22	99,953
125,000	3.500% due 7/1/24	126,007
100,000	3.900% due 11/15/47	93,775
245,000	Tempur Sealy International Inc., Company Guaranteed Notes, 5.500% due 6/15/26	236,425
500,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.550% due 10/18/19	492,063
440,000	United Continental Holdings Inc., Company Guaranteed Notes, 4.250% due 10/1/22	424,296
240,000	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(b)	224,400
500,000	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	472,418
	Walmart Inc., Senior Unsecured Notes:
250,000	2.550% due 4/11/23	243,902
250,000	3.300% due 4/22/24	251,991
250,000	4.300% due 4/22/44	264,688
100,000	WW Grainger Inc., Senior Unsecured Notes, 4.200% due 5/15/47	97,573
300,000	Wyndham Worldwide Corp., Senior Unsecured Notes, 4.150% due 4/1/24	296,314

	Total Consumer Cyclical	17,415,469

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0%
	Abbott Laboratories, Senior Unsecured Notes:
$ 250,000	3.750% due 11/30/26	$246,776
250,000	4.900% due 11/30/46	269,182
	AbbVie Inc., Senior Unsecured Notes:
395,000	3.200% due 11/6/22	389,839
500,000	2.850% due 5/14/23	483,504
475,000	4.450% due 5/14/46	455,579
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	3.500% due 7/29/20	197,770
400,000	3.950% due 1/19/22	393,994
100,000	Aetna Inc., Senior Unsecured Notes, 3.875% due 8/15/47	89,341
100,000	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	97,414
	Allergan Funding SCS, Company Guaranteed Notes:
250,000	2.450% due 6/15/19	248,418
140,000	3.850% due 6/15/24	137,512
925,000	3.800% due 3/15/25	897,048
100,000	4.550% due 3/15/35	95,580
84,000	4.750% due 3/15/45	80,697
250,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	222,422
	Amgen Inc., Senior Unsecured Notes:
500,000	2.600% due 8/19/26	452,626
150,000	4.950% due 10/1/41	155,035
50,000	4.663% due 6/15/51	49,787
	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
975,000	2.650% due 2/1/21	965,725
300,000	3.300% due 2/1/23	298,306
125,000	3.650% due 2/1/26	122,743
450,000	4.700% due 2/1/36	461,690
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
200,000	4.000% due 4/13/28	199,263
350,000	4.950% due 1/15/42	367,810
200,000	3.750% due 7/15/42	177,570
150,000	4.600% due 4/15/48	149,490
	Anthem Inc., Senior Unsecured Notes:
765,000	3.300% due 1/15/23	755,859
100,000	4.650% due 1/15/43	97,268
200,000	4.375% due 12/1/47	187,004
	AstraZeneca PLC, Senior Unsecured Notes:
515,000	2.375% due 6/12/22	494,567
500,000	3.375% due 11/16/25	488,008
100,000	4.375% due 11/16/45	100,251
80,000	Avantor Inc., Senior Secured Notes, 6.000% due 10/1/24(b)	79,600
250,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 4/1/25(e)	235,000
100,000	BAT Capital Corp., Company Guaranteed Notes, 3.222% due 8/15/24(b)	95,500
	Becton Dickinson & Co., Senior Unsecured Notes:
500,000	2.133% due 6/6/19	495,740
935,000	2.894% due 6/6/22	908,047
200,000	3.363% due 6/6/24	193,194
250,000	3.700% due 6/6/27	237,761
100,000	Biogen Inc., Senior Unsecured Notes, 5.200% due 9/15/45	106,027

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
$ 250,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 3.250% due 2/27/27	$243,099
	Cardinal Health Inc., Senior Unsecured Notes:
875,000	3.410% due 6/15/27	809,636
250,000	4.368% due 6/15/47	225,905
	Celgene Corp., Senior Unsecured Notes:
100,000	2.750% due 2/15/23	95,783
500,000	3.875% due 8/15/25	489,941
100,000	5.000% due 8/15/45	98,995
950,000	4.350% due 11/15/47	854,239
235,000	Centene Corp., Senior Unsecured Notes, 4.750% due 1/15/25	233,531
25,000	Centene Escrow I Corp., Senior Unsecured Notes, 5.375% due 6/1/26(b)	25,250
200,000	Children’s Hospital Corp., Company Guaranteed Notes, 4.115% due 1/1/47	205,410
250,000	Coca-Cola Co., Senior Unsecured Notes, 2.200% due 5/25/22	243,526
150,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 3.875% due 11/26/23	151,073
350,000	Constellation Brands Inc., Company Guaranteed Notes, 2.700% due 5/9/22	340,494
500,000	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	528,542
	CVS Health Corp., Senior Unsecured Notes:
125,000	2.125% due 6/1/21	120,569
100,000	3.500% due 7/20/22	99,569
1,070,000	3.700% due 3/9/23	1,066,932
150,000	4.100% due 3/25/25	150,067
500,000	2.875% due 6/1/26	457,801
250,000	4.300% due 3/25/28	248,110
250,000	4.780% due 3/25/38	247,984
250,000	5.050% due 3/25/48	255,061
115,000	DJO Finance LLC / DJO Finance Corp., Secured Notes, 8.125% due 6/15/21(b)	115,719
138,000	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	135,469
1,200,000	Embotelladora Andina SA, Senior Unsecured Notes, 5.000% due 10/1/23	1,235,792
528,064	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	534,665
200,000	ESAL GmbH, Company Guaranteed Notes, 6.250% due 2/5/23	190,752
	Estee Lauder Cos., Inc., Senior Unsecured Notes:
300,000	1.800% due 2/7/20	295,280
200,000	4.150% due 3/15/47	204,805
250,000	Express Scripts Holding Co., Company Guaranteed Notes, 4.800% due 7/15/46	241,092
200,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	191,859
230,000	Garda World Security Corp., Senior Unsecured Notes, 8.750% due 5/15/25(b)	234,025
	Gilead Sciences Inc., Senior Unsecured Notes:
500,000	2.950% due 3/1/27	468,189
250,000	4.150% due 3/1/47	240,724
500,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	501,444
250,000	Humana Inc., Senior Unsecured Notes, 4.800% due 3/15/47	257,146
	JBS USA LUX SA / JBS USA Finance, Inc., Company Guaranteed Notes:
460,000	7.250% due 6/1/21(b)	465,175
15,000	7.250% due 6/1/21(b)	15,169
	Johnson & Johnson, Senior Unsecured Notes:
250,000	2.250% due 3/3/22	244,369
150,000	2.950% due 3/3/27	144,905
250,000	3.625% due 3/3/37	246,036
	Kraft Heinz Foods Co., Company Guaranteed Notes:
910,000	2.800% due 7/2/20	904,549

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
$ 500,000	3.000% due 6/1/26	$454,760
250,000	5.200% due 7/15/45	249,769
200,000	Kroger Co., Senior Unsecured Notes, 4.450% due 2/1/47	182,753
110,000	Kronos Acquisition Holdings Inc., Company Guaranteed Notes, 9.000% due 8/15/23(b)	100,375
1,050,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 3.600% due 2/1/25	1,030,316
500,000	MARB BondCo PLC, Company Guaranteed Notes, 7.000% due 3/15/24(b)	473,125
145,000	Matterhorn Merger Sub LLC / Matterhorn Finance Sub Inc., Senior Unsecured Notes, 8.500% due 6/1/26(b)	141,013
250,000	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	245,266
250,000	Medtronic Inc., Company Guaranteed Notes, 4.625% due 3/15/45	268,922
250,000	Merck & Co., Inc., Senior Unsecured Notes, 3.700% due 2/10/45	239,773
250,000	Merck Sharp & Dohme Corp., Company Guaranteed Notes, 5.000% due 6/30/19	256,271
500,000	Molson Coors Brewing Co., Company Guaranteed Notes, 2.250% due 3/15/20	491,518
300,000	Moody’s Corp., Senior Unsecured Notes, 2.750% due 12/15/21	294,103
	Mylan NV, Company Guaranteed Notes:
250,000	2.500% due 6/7/19	248,370
250,000	3.150% due 6/15/21	247,166
250,000	5.250% due 6/15/46	242,252
10,000	Northwell Healthcare Inc., Secured Notes, 4.260% due 11/1/47	9,606
	Novartis Capital Corp., Company Guaranteed Notes:
250,000	1.800% due 2/14/20	246,351
250,000	2.400% due 5/17/22	243,824
150,000	3.100% due 5/17/27	144,633
	PepsiCo Inc., Senior Unsecured Notes:
500,000	2.750% due 3/5/22	496,207
150,000	2.375% due 10/6/26	136,741
250,000	3.450% due 10/6/46	224,214
	Pfizer Inc., Senior Unsecured Notes:
500,000	1.700% due 12/15/19	493,086
250,000	4.000% due 12/15/36	253,036
250,000	4.125% due 12/15/46	252,611
	Philip Morris International Inc., Senior Unsecured Notes:
250,000	2.000% due 2/21/20	246,502
500,000	2.625% due 2/18/22	488,533
100,000	4.125% due 3/4/43	93,831
235,000	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(b)	226,775
420,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 3/1/25(b)	413,700
247,000	Prime Security Services Borrower LLC / Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(b)	261,746
	Procter & Gamble Co., Senior Unsecured Notes:
250,000	1.750% due 10/25/19	247,765
250,000	1.900% due 11/1/19	247,788
250,000	3.500% due 10/25/47	233,079
8,000	Providence St Joseph Health Obligated Group, Unsecured Notes, 3.930% due 10/1/48	7,755
	Reynolds American Inc., Company Guaranteed Notes:
500,000	6.875% due 5/1/20	533,176
765,000	4.000% due 6/12/22	773,255
250,000	5.850% due 8/15/45	277,587
315,000	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	319,331
120,000	ServiceMaster Co. LLC, Company Guaranteed Notes, 5.125% due 11/15/24(b)	116,250

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Consumer Non-cyclical - 3.0% - (continued)
	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
$ 500,000	1.900% due 9/23/19	$492,812
125,000	2.875% due 9/23/23	117,923
480,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(b)	463,685
7,000	Stanford Health Care, Unsecured Notes, 3.795% due 11/15/48	6,757
485,000	Sysco Corp., Company Guaranteed Notes, 3.250% due 7/15/27	458,428
265,000	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(b)(e)	229,225
235,000	Tenet Healthcare Corp., Senior Unsecured Notes, 7.000% due 8/1/25(b)	233,531
	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
975,000	2.800% due 7/21/23	834,259
330,000	6.000% due 4/15/24	326,673
250,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.100% due 8/15/47	237,915
125,000	Total System Services Inc., Senior Unsecured Notes, 4.800% due 4/1/26	129,889
150,000	Tyson Foods Inc., Senior Unsecured Notes, 4.550% due 6/2/47	144,708
	UnitedHealth Group Inc., Senior Unsecured Notes:
750,000	2.125% due 3/15/21	731,988
250,000	4.250% due 4/15/47	252,373
40,000	Valeant Pharmaceuticals International, Senior Unsecured Notes, 8.500% due 1/31/27(b)	40,650
125,000	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 9/12/22	127,383
210,000	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(b)	231,000
160,000	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	159,600
300,000	Western Union Co., Senior Unsecured Notes, 3.600% due 3/15/22	298,532
555,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.700% due 3/19/23	552,051

	Total Consumer Non-cyclical	44,460,144

Diversified - 0.1%
	CK Hutchison International 17 II Ltd., Company Guaranteed Notes:
200,000	2.250% due 9/29/20	196,053
200,000	2.250% due 9/29/20(b)	195,983
200,000	2.750% due 3/29/23(b)	192,038
	CK Hutchison International 17 Ltd., Company Guaranteed Notes:
200,000	2.875% due 4/5/22(b)	195,349
300,000	2.875% due 4/5/22	293,262
600,000	3.500% due 4/5/27(b)	578,723

	Total Diversified	1,651,408

Energy - 2.6%
	Anadarko Petroleum Corp., Senior Unsecured Notes:
250,000	5.550% due 3/15/26	270,443
225,000	6.600% due 3/15/46	279,079
250,000	Apache Corp., Senior Unsecured Notes, 4.250% due 1/15/44	229,185
145,000	Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor Inc., Senior Unsecured Notes, 3.337% due 12/15/27	136,164
	BP Capital Markets PLC, Company Guaranteed Notes:
100,000	2.520% due 9/19/22	96,940
500,000	3.224% due 4/14/24	491,819
1,500,000	BPRL International Singapore Pte Ltd., Company Guaranteed Notes, 4.375% due 1/18/27	1,435,499
110,000	Calfrac Holdings LP, Senior Unsecured Notes, 8.500% due 6/15/26(b)	109,280
115,000	Callon Petroleum Co., Company Guaranteed Notes, 6.375% due 7/1/26(b)(f)	115,000
200,000	Canacol Energy Ltd., Company Guaranteed Notes, 7.250% due 5/3/25(b)	192,752
	Canadian Natural Resources Ltd., Senior Unsecured Notes:
940,000	2.950% due 1/15/23	912,015

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.6% - (continued)
$ 125,000	5.850% due 2/1/35	$142,196
500,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	480,289
240,000	Cheniere Energy Partners LP, Senior Secured Notes, 5.250% due 10/1/25(b)	233,400
	Chevron Corp., Senior Unsecured Notes:
250,000	1.991% due 3/3/20	247,096
250,000	2.498% due 3/3/22	245,351
200,000	CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	201,829
1,750,000	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	1,696,840
900,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.400% due 4/16/23	887,484
800,000	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	824,193
	ConocoPhillips Co., Company Guaranteed Notes:
250,000	4.950% due 3/15/26	269,363
250,000	5.950% due 3/15/46	315,085
200,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 5.412% due 12/30/25(b)	198,114
	Devon Energy Corp., Senior Unsecured Notes:
75,000	5.600% due 7/15/41	83,413
100,000	5.000% due 6/15/45	104,691
	Ecopetrol SA, Senior Unsecured Notes:
1,100,000	7.625% due 7/23/19	1,149,390
200,000	5.875% due 9/18/23	211,600
500,000	5.375% due 6/26/26	512,000
	Enbridge Inc., Senior Unsecured Notes:
100,000	4.000% due 10/1/23	100,424
250,000	3.700% due 7/15/27	239,089
	Energy Transfer Partners LP, Company Guaranteed Notes:
695,000	4.750% due 1/15/26	694,180
250,000	4.200% due 4/15/27	239,006
250,000	5.300% due 4/15/47	230,706
	Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	2.850% due 4/15/21	495,508
720,000	3.750% due 2/15/25	719,301
250,000	3.950% due 2/15/27	249,774
250,000	4.900% due 5/15/46	256,914
45,000	EP Energy LLC / Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(b)	45,787
950,000	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	902,484
	Equinor ASA, Company Guaranteed Notes:
250,000	2.450% due 1/17/23	241,153
100,000	3.700% due 3/1/24	101,834
100,000	Exxon Mobil Corp., Senior Unsecured Notes, 3.567% due 3/6/45	93,221
140,000	Foresight Energy LLC / Foresight Energy Finance Corp., Secured Notes, 11.500% due 4/1/23(b)	120,400
200,000	Geopark Ltd., Senior Secured Notes, 6.500% due 9/21/24	193,794
400,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	376,280
235,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25	225,598
250,000	Halliburton Co., Senior Unsecured Notes, 5.000% due 11/15/45	269,631
250,000	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	262,645
	Indian Oil Corp., Ltd, Senior Unsecured Notes:
600,000	5.625% due 8/2/21	628,423
1,000,000	5.750% due 8/1/23	1,061,614

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.6% - (continued)
	Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
$ 125,000	3.500% due 3/1/21	$124,973
100,000	4.250% due 9/1/24	100,523
150,000	6.950% due 1/15/38	177,612
75,000	5.000% due 8/15/42	71,337
	Kinder Morgan Inc., Company Guaranteed Notes:
550,000	4.300% due 3/1/28	538,384
250,000	5.050% due 2/15/46	242,109
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.125% due 3/1/21	261,527
115,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(b)	114,138
250,000	MPLX LP, Senior Unsecured Notes, 5.200% due 3/1/47	254,470
	Noble Energy Inc., Senior Unsecured Notes:
150,000	3.850% due 1/15/28	146,412
150,000	4.950% due 8/15/47	154,951
	Occidental Petroleum Corp., Senior Unsecured Notes:
125,000	4.100% due 2/1/21	128,281
100,000	4.400% due 4/15/46	102,098
250,000	ONEOK Inc., Company Guaranteed Notes, 4.000% due 7/13/27	243,987
	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes:
200,000	2.875% due 1/27/22	190,722
1,500,000	3.750% due 7/27/26	1,407,397
115,000	Par Petroleum LLC / Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(b)	117,300
225,000	Peabody Energy Corp., Senior Secured Notes, 6.000% due 3/31/22(b)	229,995
	Petrobras Global Finance BV, Company Guaranteed Notes:
500,000	5.750% due 2/1/29	447,800
200,000	7.250% due 3/17/44	188,000
	Petroleos Mexicanos:
	Company Guaranteed Notes:
750,000	4.250% due 1/15/25	696,742
150,000	6.500% due 3/13/27	152,595
500,000	5.625% due 1/23/46	422,150
100,000	6.750% due 9/21/47	94,558
465,000	Senior Unsecured Notes, 6.350% due 2/12/48(b)	421,244
1,500,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.500% due 3/18/25	1,462,805
	Phillips 66, Company Guaranteed Notes:
250,000	4.300% due 4/1/22	258,976
250,000	4.875% due 11/15/44	264,768
250,000	Plains All American Pipeline LP / PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	246,485
355,000	QEP Resources Inc., Senior Unsecured Notes, 5.250% due 5/1/23	347,456
1,650,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	1,728,326
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
100,000	5.750% due 5/15/24	107,351
645,000	5.000% due 3/15/27	664,452
400,000	4.200% due 3/15/28	388,652
	Shell International Finance BV, Company Guaranteed Notes:
250,000	1.750% due 9/12/21	240,871
250,000	2.500% due 9/12/26	232,338
100,000	4.000% due 5/10/46	97,485
250,000	3.750% due 9/12/46	236,447

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Energy - 2.6% - (continued)
	Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
$ 200,000	2.750% due 5/3/21	$196,437
1,300,000	2.750% due 9/29/26	1,175,543
230,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(b)	233,450
	Suncor Energy Inc., Senior Unsecured Notes:
250,000	3.600% due 12/1/24	247,799
100,000	6.500% due 6/15/38	127,637
100,000	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 4.250% due 4/1/24	98,988
135,000	Tapstone Energy LLC / Tapstone Energy Finance Corp., Senior Unsecured Notes, 9.750% due 6/1/22(b)	114,581
160,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Company Guaranteed Notes, 5.875% due 4/15/26(b)	160,750
125,000	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.250% due 1/31/23(b)	120,625
125,000	Total Capital International SA, Company Guaranteed Notes, 2.100% due 6/19/19	124,340
	TransCanada PipeLines Ltd., Senior Unsecured Notes:
250,000	4.875% due 1/15/26	262,870
75,000	7.625% due 1/15/39	99,919
250,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	305,585
189,000	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(b)	191,835
600,000	Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.700% due 3/20/22	609,600
75,000	Valero Energy Corp., Senior Unsecured Notes, 4.900% due 3/15/45	78,354
225,000	Whiting Petroleum Corp., Senior Unsecured Notes, 6.625% due 1/15/26(b)	230,344
	Williams Partners LP, Senior Unsecured Notes:
410,000	3.750% due 6/15/27	387,907
250,000	5.100% due 9/15/45	250,403
400,000	YPF SA, Senior Unsecured Notes, 8.500% due 7/28/25	408,000

	Total Energy	38,548,960

Financial - 5.8%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 5/26/22	490,801
	Air Lease Corp., Senior Unsecured Notes:
995,000	3.250% due 3/1/25	929,977
250,000	3.625% due 4/1/27	233,851
250,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.950% due 1/15/28	242,168
225,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 8.250% due 8/1/23(b)	232,312
250,000	Allstate Corp., Senior Unsecured Notes, 4.500% due 6/15/43	259,154
	American Express Co.:
465,000	Senior Unsecured Notes, 2.500% due 8/1/22	446,750
500,000	Subordinated Notes, 3.625% due 12/5/24	492,482
250,000	American Express Credit Corp., Senior Unsecured Notes, 2.250% due 5/5/21	243,961
250,000	American International Group Inc., Senior Unsecured Notes, 4.500% due 7/16/44	234,614
	American Tower Corp., Senior Unsecured Notes:
100,000	3.500% due 1/31/23	99,030
100,000	4.000% due 6/1/25	98,397
200,000	Aon PLC, Company Guaranteed Notes, 4.750% due 5/15/45	198,881
195,000	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(b)	167,396
200,000	Banco BTG Pactual SA, Junior Subordinated Notes, 8.750% (5-Year CMT Index + 6.978%)(a)(g)	201,720
200,000	Banco de Costa Rica, Government Guaranteed Notes, 5.250% due 8/12/18	200,400

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.8% - (continued)
	Banco de Credito del Peru, Senior Unsecured Notes:
$ 900,000	2.250% due 10/25/19	$887,625
700,000	5.375% due 9/16/20	726,600
1,000,000	Banco de Credito e Inversiones SA, Senior Unsecured Notes, 4.000% due 2/11/23	991,892
800,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	820,000
	Banco del Estado de Chile, Senior Unsecured Notes:
500,000	4.125% due 10/7/20	503,885
300,000	3.875% due 2/8/22	297,648
1,100,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%)(a)(g)	913,000
1,350,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	1,409,063
200,000	Banco Nacional de Costa Rica, Senior Unsecured Notes, 4.875% due 11/1/18	200,000
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	148,607
1,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(a)	1,007,500
200,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	189,200
	Bank of America Corp.:
	Senior Unsecured Notes:
500,000	2.625% due 4/19/21	492,002
980,000	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(a)	962,213
430,000	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)	417,371
750,000	3.875% due 8/1/25	744,240
500,000	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(a)	483,053
250,000	4.443% (3-Month USD-LIBOR + 1.990%) due 1/20/48(a)	250,198
250,000	Subordinated Notes, 7.750% due 5/14/38	341,960
	Bank of New York Mellon Corp., Senior Unsecured Notes:
750,000	2.150% due 2/24/20	741,746
250,000	3.400% due 1/29/28	243,318
500,000	Bank of Nova Scotia, Senior Unsecured Notes, 2.700% due 3/7/22	488,378
	Barclays PLC, Senior Unsecured Notes:
500,000	2.875% due 6/8/20	494,616
250,000	4.950% due 1/10/47	234,985
500,000	BB&T Corp., Senior Unsecured Notes, 2.750% due 4/1/22	489,550
300,000	BBVA Banco Continental SA, Senior Unsecured Notes, 5.000% due 8/26/22	309,000
	BDO Unibank Inc., Senior Unsecured Notes:
350,000	2.625% due 10/24/21	335,864
1,400,000	2.950% due 3/6/23	1,321,981
	Berkshire Hathaway Inc., Senior Unsecured Notes:
250,000	2.750% due 3/15/23	245,551
250,000	3.125% due 3/15/26	242,310
	Boston Properties LP, Senior Unsecured Notes:
500,000	3.200% due 1/15/25	476,990
960,000	3.650% due 2/1/26	930,715
100,000	Brighthouse Financial Inc., Senior Unsecured Notes, 3.700% due 6/22/27	90,673
250,000	Brixmor Operating Partnership LP, Senior Unsecured Notes, 3.900% due 3/15/27	236,918
500,000	Brookfield Finance LLC, Company Guaranteed Notes, 4.000% due 4/1/24	499,784
	Capital One Financial Corp., Senior Unsecured Notes:
250,000	3.050% due 3/9/22	245,027
250,000	3.750% due 3/9/27	238,606
125,000	CBRE Services Inc., Company Guaranteed Notes, 5.250% due 3/15/25	132,555
250,000	Charles Schwab Corp., Senior Unsecured Notes, 3.200% due 3/2/27	240,693

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.8% - (continued)
$ 500,000	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	$487,776
	Citigroup Inc.:
	Senior Unsecured Notes:
250,000	2.700% due 3/30/21	245,814
100,000	2.350% due 8/2/21	97,039
500,000	2.750% due 4/25/22	485,622
500,000	4.044% due 6/1/24(a)	504,044
500,000	3.887% (3-Month USD-LIBOR + 1.563%) due 1/10/28(a)	486,185
1,215,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(a)	1,159,079
	Subordinated Notes:
100,000	5.300% due 5/6/44	105,602
250,000	4.750% due 5/18/46	243,301
500,000	Citizens Bank NA, Senior Unsecured Notes, 2.250% due 3/2/20	492,589
760,000	Commonwealth Bank of Australia, Senior Unsecured Notes, 2.750% due 3/10/22(b)	743,368
	Cooperatieve Rabobank UA, Company Guaranteed Notes:
500,000	3.875% due 2/8/22	508,918
250,000	3.750% due 7/21/26	235,357
	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
500,000	3.125% due 12/10/20	497,325
250,000	3.750% due 3/26/25	241,241
250,000	4.550% due 4/17/26	251,961
300,000	Crown Castle International Corp., Senior Unsecured Notes, 4.000% due 3/1/27	289,414
	DBS Group Holdings Ltd.:
200,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(g)	192,602
1,400,000	Senior Unsecured Notes, 2.980% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	1,407,000
500,000	Deutsche Bank AG, Senior Unsecured Notes, 3.950% due 2/27/23	485,531
810,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	783,791
200,000	Enstar Group Ltd., Senior Unsecured Notes, 4.500% due 3/10/22	200,077
245,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(b)	235,347
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.950% due 3/14/28	247,950
	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
250,000	3.373% due 11/15/25	240,112
250,000	4.418% due 11/15/35	239,444
	Global Bank Corp., Senior Unsecured Notes:
700,000	5.125% due 10/30/19	709,590
1,000,000	4.500% due 10/20/21	982,500
	Goldman Sachs Group Inc.:
	Senior Unsecured Notes:
500,000	2.350% due 11/15/21	482,202
200,000	5.750% due 1/24/22	215,201
500,000	3.000% due 4/26/22	490,837
465,000	3.139% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	464,991
465,000	3.491% (3-Month USD-LIBOR + 1.170%) due 5/15/26(a)	462,213
250,000	6.125% due 2/15/33	290,954
	Subordinated Notes:
500,000	4.250% due 10/21/25	495,222
250,000	6.750% due 10/1/37	299,889
250,000	5.150% due 5/22/45	256,552
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.875% due 4/1/24	491,484
	HSBC Holdings PLC:

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.8% - (continued)
	Senior Unsecured Notes:
$ 500,000	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(a)	$491,502
250,000	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(a)	244,972
	Subordinated Notes:
250,000	6.500% due 5/2/36	298,015
250,000	5.250% due 3/14/44	259,269
1,000,000	HSBC USA Inc., Senior Unsecured Notes, 2.375% due 11/13/19	995,214
500,000	Huntington National Bank, Senior Unsecured Notes, 2.375% due 3/10/20	494,005
230,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.250% due 2/1/22	235,463
300,000	Industrial Senior Trust, Company Guaranteed Notes, 5.500% due 11/1/22	297,375
500,000	ING Groep NV, Senior Unsecured Notes, 3.150% due 3/29/22	490,942
1,300,000	Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	1,302,411
250,000	Jefferies Group LLC / Jefferies Group Capital Finance Inc., Senior Unsecured Notes, 4.850% due 1/15/27	247,191
	JPMorgan Chase & Co.:
	Senior Unsecured Notes:
250,000	4.250% due 10/15/20	256,070
250,000	2.972% due 1/15/23	243,933
250,000	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(a)	244,272
250,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(a)	237,739
250,000	3.882% (3-Month USD-LIBOR + 1.360%) due 7/24/38(a)	233,046
150,000	5.400% due 1/6/42	168,620
250,000	4.260% (3-Month USD-LIBOR + 1.580%) due 2/22/48(a)	240,861
	Subordinated Notes:
200,000	3.875% due 9/10/24	198,051
250,000	3.625% due 12/1/27	235,808
1,000,000	JPMorgan Chase Bank NA, Senior Unsecured Notes, 1.650% due 9/23/19	987,340
190,000	Kennedy-Wilson Inc., Company Guaranteed Notes, 5.875% due 4/1/24(b)	186,675
	Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
2,000,000	1.625% due 3/15/21	1,939,939
500,000	2.125% due 3/7/22	487,270
500,000	2.375% due 12/29/22	489,075
100,000	2.500% due 11/20/24	97,043
	Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
250,000	2.375% due 6/10/25	240,417
75,000	1.750% due 7/27/26	68,047
1,000,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.100% due 7/6/21	989,258
	Macquarie Group Ltd., Senior Unsecured Notes:
520,000	3.189% (3-Month USD-LIBOR + 1.023%) due 11/28/23(a)(b)	496,777
435,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(b)	433,012
1,700,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,682,038
250,000	Manulife Financial Corp., Subordinated Notes, 4.061% (5-Year USD 1100 Run ICE Swap Rate + 1.647%) due 2/24/32(a)	240,035
250,000	Mastercard Inc., Senior Unsecured Notes, 3.950% due 2/26/48	255,451
250,000	MetLife Inc., Senior Unsecured Notes, 4.600% due 5/13/46	255,951
250,000	Mid-America Apartments LP, Senior Unsecured Notes, 3.750% due 6/15/24	247,114
	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes:
500,000	2.998% due 2/22/22	492,071
460,000	3.061% (3-Month USD-LIBOR + 0.740%) due 3/2/23(a)	462,489

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.8% - (continued)
	Mizuho Financial Group Inc., Senior Unsecured Notes:
$ 250,000	2.953% due 2/28/22	$244,662
250,000	3.663% due 2/28/27	245,087
	Morgan Stanley:
	Senior Unsecured Notes:
500,000	2.625% due 11/17/21	487,735
500,000	3.125% due 1/23/23	488,742
955,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(a)	952,070
250,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(a)	238,336
250,000	3.772% (3-Month USD-LIBOR + 1.140%) due 1/24/29(a)	241,573
250,000	6.375% due 7/24/42	310,046
250,000	Subordinated Notes, 4.350% due 9/8/26	248,642
250,000	MPT Operating Partnership LP / MPT Finance Corp., Company Guaranteed Notes, 5.250% due 8/1/26	242,500
250,000	National Australia Bank Ltd., Senior Unsecured Notes, 3.375% due 1/14/26	242,346
250,000	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 3.050% due 2/15/22	248,550
315,000	Navient Corp., Senior Unsecured Notes, 6.500% due 6/15/22	325,237
405,000	New York Life Global Funding, Secured Notes, 2.300% due 6/10/22(b)	390,651
235,000	NFP Corp., Senior Unsecured Notes, 6.875% due 7/15/25(b)	232,062
890,000	Nuveen Finance LLC, Senior Unsecured Notes, 4.125% due 11/1/24(b)	894,403
1,000,000	Oesterreichische Kontrollbank AG, Government Guaranteed Notes, 1.500% due 10/21/20	971,785
600,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(a)	602,620
500,000	PNC Bank N.A., Senior Unsecured Notes, 2.625% due 2/17/22	488,935
150,000	PNC Financial Services Group Inc., Subordinated Notes, 3.900% due 4/29/24	150,566
150,000	Progressive Corp., Senior Unsecured Notes, 4.125% due 4/15/47	148,098
	Prudential Financial Inc.:
	Senior Unsecured Notes:
500,000	7.375% due 6/15/19	522,903
775,000	3.500% due 5/15/24	775,528
343,000	3.935% due 12/7/49	315,050
250,000	Junior Subordinated Notes, 5.625% (3-Month USD-LIBOR + 3.920%) due 6/15/43(a)	260,000
250,000	Regency Centers LP, Company Guaranteed Notes, 4.400% due 2/1/47	238,279
	Royal Bank of Canada:
	Senior Unsecured Notes:
250,000	2.125% due 3/2/20	246,482
950,000	2.350% due 10/30/20	933,724
250,000	Subordinated Notes, 4.650% due 1/27/26	255,604
815,000	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.498% (3-Month USD-LIBOR + 1.480%) due 5/15/23(a)	794,462
250,000	Sabra Health Care LP, Company Guaranteed Notes, 5.125% due 8/15/26	239,963
450,000	Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	435,514
500,000	Santander UK PLC, Senior Unsecured Notes, 2.350% due 9/10/19	496,445
	Simon Property Group LP, Senior Unsecured Notes:
500,000	2.350% due 1/30/22	482,852
100,000	3.375% due 10/1/24	97,792
	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
800,000	zero coupon, due 12/5/22	718,400
1,100,000	zero coupon, due 12/5/22(b)	987,800
75,000	Springleaf Finance Corp., Company Guaranteed Notes, 7.125% due 3/15/26	74,977

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Financial - 5.8% - (continued)
	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
$ 500,000	2.934% due 3/9/21	$495,435
590,000	3.093% (3-Month USD-LIBOR + 0.740%) due 1/17/23(a)	592,236
250,000	3.102% due 1/17/23	245,188
100,000	2.632% due 7/14/26	91,477
500,000	SunTrust Bank/Atlanta GA, Senior Unsecured Notes, 2.250% due 1/31/20	494,588
1,950,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	1,878,521
1,000,000	Toronto-Dominion Bank, Senior Unsecured Notes, 1.450% due 8/13/19	985,784
125,000	Travelers Cos., Inc., Senior Unsecured Notes, 5.350% due 11/1/40	146,162
400,000	Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	383,758
	United Overseas Bank Ltd., Subordinated Notes:
300,000	3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(a)	300,272
1,200,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	1,177,916
750,000	US Bancorp, Senior Unsecured Notes, 2.625% due 1/24/22	736,323
100,000	Ventas Realty LP, Company Guaranteed Notes, 4.375% due 2/1/45	93,313
	Visa Inc., Senior Unsecured Notes:
750,000	2.800% due 12/14/22	739,257
100,000	4.150% due 12/14/35	104,470
	Wells Fargo & Co.:
	Senior Unsecured Notes:
625,000	3.069% due 1/24/23	608,401
500,000	3.000% due 10/23/26	463,979
710,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(a)	678,597
	Subordinated Notes:
250,000	4.400% due 6/14/46	233,218
250,000	4.750% due 12/7/46	245,635
1,000,000	Wells Fargo Bank NA, Senior Unsecured Notes, 2.150% due 12/6/19	988,475
	Westpac Banking Corp., Senior Unsecured Notes:
500,000	3.650% due 5/15/23	500,721
250,000	3.350% due 3/8/27	240,737

	Total Financial	87,704,980

Government - 0.6%
500,000	African Development Bank, Senior Unsecured Notes, 1.875% due 3/16/20	493,809
1,500,000	Asian Development Bank, Senior Unsecured Notes, 2.000% due 2/16/22	1,457,563
750,000	Council Of Europe Development Bank, Senior Unsecured Notes, 1.875% due 1/27/20	741,490
500,000	European Bank for Reconstruction & Development, Senior Unsecured Notes, 1.750% due 11/26/19	494,646
2,000,000	European Investment Bank, Senior Unsecured Notes, 1.750% due 5/15/20	1,967,234
1,000,000	FMS Wertmanagement, Government Guaranteed Notes, 1.750% due 1/24/20	987,268
	Inter-American Development Bank:
500,000	Senior Unsecured Notes, 2.375% due 7/7/27	475,148
1,000,000	Unsecured Notes, 1.250% due 10/15/19	983,964
500,000	International Finance Corp., Unsecured Notes, 1.750% due 3/30/20	492,632
1,200,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,159,392
500,000	Malaysia Sukuk Global Bhd, Senior Unsecured Notes, 3.179% due 4/27/26	481,890
500,000	Svensk Exportkredit AB, Senior Unsecured Notes, 2.375% due 3/9/22	490,420

	Total Government	10,225,456

Industrial - 1.1%
220,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, Secured Notes, 9.250% due 3/15/24(b)	234,733
	Boeing Co., Senior Unsecured Notes:
500,000	2.125% due 3/1/22	485,117

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Industrial - 1.1% - (continued)
$ 300,000	3.650% due 3/1/47	$284,875
470,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(b)	461,653
	Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
250,000	3.250% due 6/15/27	244,019
250,000	4.125% due 6/15/47	247,736
425,000	BWAY Holding Co., Senior Secured Notes, 5.500% due 4/15/24(b)	419,687
100,000	Canadian Pacific Railway Co., Senior Unsecured Notes, 2.900% due 2/1/25	95,232
500,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 1.700% due 8/9/21	479,673
	Caterpillar Inc., Senior Unsecured Notes:
895,000	3.400% due 5/15/24	895,855
100,000	3.803% due 8/15/42	96,391
	CSX Corp., Senior Unsecured Notes:
250,000	2.600% due 11/1/26	227,098
250,000	4.500% due 8/1/54	240,540
200,000	Embraer Netherlands Finance BV, Company Guaranteed Notes, 5.400% due 2/1/27	204,720
	FedEx Corp., Company Guaranteed Notes:
500,000	3.300% due 3/15/27	480,014
860,000	4.750% due 11/15/45	873,237
250,000	4.400% due 1/15/47	241,972
240,000	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(b)	231,600
400,000	GATX Corp., Senior Unsecured Notes, 3.850% due 3/30/27	384,010
	General Electric Co., Senior Unsecured Notes:
1,000,000	2.200% due 1/9/20	990,737
500,000	4.500% due 3/11/44	484,508
130,000	Hulk Finance Corp., Senior Unsecured Notes, 7.000% due 6/1/26(b)	126,100
750,000	John Deere Capital Corp., Senior Unsecured Notes, 2.200% due 3/13/20	742,153
200,000	Johnson Controls International PLC, Senior Unsecured Notes, 4.500% due 2/15/47	193,722
250,000	L3 Technologies Inc., Company Guaranteed Notes, 5.200% due 10/15/19	257,881
	Lockheed Martin Corp., Senior Unsecured Notes:
250,000	3.550% due 1/15/26	247,742
250,000	4.700% due 5/15/46	265,867
250,000	Norfolk Southern Corp., Senior Unsecured Notes, 2.900% due 6/15/26	235,123
	Northrop Grumman Corp., Senior Unsecured Notes:
200,000	2.550% due 10/15/22	193,189
100,000	4.030% due 10/15/47	93,769
	Parker-Hannifin Corp., Senior Unsecured Notes:
400,000	3.250% due 3/1/27	388,106
200,000	4.100% due 3/1/47	199,753
225,000	Penske Truck Leasing Co. LP / PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(b)	221,946
120,000	Plastipak Holdings Inc., Senior Unsecured Notes, 6.250% due 10/15/25(b)	114,600
350,000	PSA International Pte Ltd., Senior Unsecured Notes, 3.875% due 2/11/21	356,414
375,000	Republic Services Inc., Senior Unsecured Notes, 3.375% due 11/15/27	358,115
100,000	Rockwell Collins Inc., Senior Unsecured Notes, 3.200% due 3/15/24	96,544
300,000	Ryder System Inc., Senior Unsecured Notes, 2.800% due 3/1/22	293,520
1,500,000	SBA Tower Trust, Mortgage, 3.168% due 4/11/22(b)	1,482,675
300,000	Tech Data Corp., Senior Unsecured Notes, 3.700% due 2/15/22	295,947
225,000	Tervita Escrow Corp., Senior Secured Notes, 7.625% due 12/1/21(b)	227,250
285,000	TransDigm UK Holdings PLC, Company Guaranteed Notes, 6.875% due 5/15/26(b)	291,413
230,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25	231,725

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Industrial - 1.1% - (continued)
	Union Pacific Corp., Senior Unsecured Notes:
$ 250,000	3.350% due 8/15/46	$215,844
125,000	3.875% due 2/1/55	112,705
	United Technologies Corp., Senior Unsecured Notes:
500,000	2.300% due 5/4/22	482,056
250,000	3.750% due 11/1/46	218,985
450,000	WestRock Co., Company Guaranteed Notes, 3.750% due 3/15/25(b)	443,727
110,000	Xerium Technologies Inc., Senior Secured Notes, 9.500% due 8/15/21	114,675

	Total Industrial	16,804,953

Technology - 0.9%
	Apple Inc., Senior Unsecured Notes:
1,000,000	1.900% due 2/7/20	989,454
75,000	2.850% due 5/6/21	75,162
300,000	2.400% due 5/3/23	290,020
250,000	3.000% due 2/9/24	245,529
250,000	3.350% due 2/9/27	246,204
250,000	3.000% due 6/20/27	239,185
250,000	4.250% due 2/9/47	256,423
250,000	3.750% due 11/13/47	238,056
100,000	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	102,062
	Broadcom Corp. / Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
500,000	3.000% due 1/15/22	487,680
100,000	3.625% due 1/15/24	97,319
300,000	CA Inc., Senior Unsecured Notes, 3.600% due 8/15/22	300,036
	Dell International LLC / EMC Corp., Senior Secured Notes:
100,000	5.450% due 6/15/23(b)	105,176
750,000	6.020% due 6/15/26(b)	791,007
	DXC Technology Co., Senior Unsecured Notes:
300,000	2.875% due 3/27/20	298,299
400,000	4.750% due 4/15/27	407,022
300,000	First Data Corp., Secured Notes, 5.750% due 1/15/24(b)	301,125
	Hewlett Packard Enterprise Co., Senior Unsecured Notes:
100,000	3.600% due 10/15/20	100,739
150,000	6.200% due 10/15/35	155,433
230,000	Informatica LLC, Senior Unsecured Notes, 7.125% due 7/15/23(b)	233,450
250,000	Intel Corp., Senior Unsecured Notes, 4.100% due 5/19/46	252,947
	International Business Machines Corp., Senior Unsecured Notes:
250,000	2.500% due 1/27/22	245,922
250,000	3.300% due 1/27/27	244,247
100,000	4.000% due 6/20/42	98,448
125,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	129,834
925,000	Microchip Technology Inc., Senior Secured Notes, 4.333% due 6/1/23(b)	928,899
	Microsoft Corp., Senior Unsecured Notes:
500,000	1.850% due 2/6/20	494,254
250,000	2.400% due 2/6/22	245,409
250,000	2.875% due 2/6/24	245,937
250,000	3.300% due 2/6/27	246,912
250,000	3.450% due 8/8/36	240,139
750,000	4.250% due 2/6/47	792,511

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Technology - 0.9% - (continued)
	Oracle Corp., Senior Unsecured Notes:
$ 500,000	1.900% due 9/15/21	$483,399
100,000	2.950% due 11/15/24	97,024
500,000	2.650% due 7/15/26	465,525
250,000	3.850% due 7/15/36	245,560
250,000	4.000% due 7/15/46	243,924
	QUALCOMM Inc., Senior Unsecured Notes:
500,000	3.000% due 5/20/22	492,078
100,000	4.650% due 5/20/35	101,547
185,000	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(b)	173,438
400,000	Seagate HDD Cayman, Company Guaranteed Notes, 4.250% due 3/1/22	394,331
400,000	Xerox Corp., Senior Unsecured Notes, 4.070% due 3/17/22	393,534

	Total Technology	13,215,200

Utilities - 1.1%
100,000	Ameren Illinois Co., 1st Mortgage Notes, 3.700% due 12/1/47	94,022
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
200,000	6.125% due 4/1/36	250,979
250,000	5.150% due 11/15/43	285,089
230,000	Calpine Corp., Senior Unsecured Notes, 5.750% due 1/15/25	209,300
150,000	Commonwealth Edison Co., 1st Mortgage Notes, 3.750% due 8/15/47	142,432
250,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.950% due 3/1/43	242,389
500,000	Consolidated Edison Inc., Senior Unsecured Notes, 2.000% due 3/15/20	491,215
150,000	DTE Electric Co., GENL REF MORT, 3.750% due 8/15/47	142,707
	Duke Energy Corp., Senior Unsecured Notes:
1,480,000	2.650% due 9/1/26	1,343,798
350,000	3.750% due 9/1/46	313,599
250,000	Duke Energy Progress LLC, 1st Mortgage Notes, 6.300% due 4/1/38	325,302
450,000	Edison International, Senior Unsecured Notes, 4.125% due 3/15/28	447,067
286,950	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	274,048
200,000	Energuate Trust, Company Guaranteed Notes, 5.875% due 5/3/27(b)	191,300
600,000	Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	623,833
100,000	Eversource Energy, Senior Unsecured Notes, 2.900% due 10/1/24	95,017
500,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 3.400% due 3/15/22	497,541
500,000	FirstEnergy Corp., Senior Unsecured Notes, 3.900% due 7/15/27	489,795
250,000	Florida Power & Light Co., 1st Mortgage Notes, 3.125% due 12/1/25	245,927
440,000	Fortis Inc., Senior Unsecured Notes, 2.100% due 10/4/21	420,702
	Georgia Power Co., Senior Unsecured Notes:
250,000	2.000% due 3/30/20	246,190
250,000	3.250% due 3/30/27	237,621
500,000	MidAmerican Energy Co., 1st Mortgage Notes, 3.100% due 5/1/27	478,434
250,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	240,544
255,000	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.250% due 9/15/24(b)	244,800
	NiSource Inc., Senior Unsecured Notes:
150,000	3.490% due 5/15/27	143,970
100,000	4.375% due 5/15/47	98,040
250,000	Northern States Power Co., 1st Mortgage Notes, 3.600% due 5/15/46	232,501
200,000	NRG Energy Inc., Company Guaranteed Notes, 6.250% due 7/15/22	206,000
100,000	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.300% due 6/1/42	118,846
	Pacific Gas & Electric Co., Senior Unsecured Notes:
250,000	3.300% due 3/15/27	232,182

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
Utilities - 1.1% - (continued)
$ 250,000	6.050% due 3/1/34	$289,524
350,000	Pampa Energia SA, Senior Unsecured Notes, 7.500% due 1/24/27	334,145
250,000	PECO Energy Co., 1st Mortgage Notes, 4.150% due 10/1/44	255,998
	PPL Capital Funding Inc., Company Guaranteed Notes:
100,000	3.400% due 6/1/23	98,824
250,000	3.100% due 5/15/26	233,389
125,000	PSEG Power LLC, Company Guaranteed Notes, 3.000% due 6/15/21	123,878
100,000	Public Service Enterprise Group Inc., Senior Unsecured Notes, 2.650% due 11/15/22	96,464
100,000	San Diego Gas & Electric Co., 1st Mortgage Notes, 6.000% due 6/1/39	127,043
125,000	Sempra Energy, Senior Unsecured Notes, 4.050% due 12/1/23	127,568
75,000	South Carolina Electric & Gas Co., 1st Mortgage Notes, 4.500% due 6/1/64	69,245
	Southern California Edison Co., 1st Mortgage Notes:
125,000	4.050% due 3/15/42	122,018
250,000	4.000% due 4/1/47	242,264
150,000	Southern California Gas Co., 1st Mortgage Notes, 3.150% due 9/15/24	147,761
	Southern Co., Senior Unsecured Notes:
645,000	1.850% due 7/1/19	638,069
250,000	4.400% due 7/1/46	249,221
150,000	Southern Co. Gas Capital Corp, Company Guaranteed Notes, 4.400% due 5/30/47	149,141
250,000	Southwestern Electric Power Co., Senior Unsecured Notes, 3.900% due 4/1/45	235,088
100,000	Southwestern Public Service Co., 1st Mortgage Notes, 4.500% due 8/15/41	105,766
1,500,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	1,461,960
200,000	Transelec SA, Senior Unsecured Notes, 4.625% due 7/26/23	204,042
600,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	576,000
	Virginia Electric & Power Co., Senior Unsecured Notes:
100,000	2.950% due 1/15/22	98,691
250,000	3.500% due 3/15/27	245,700
250,000	4.000% due 1/15/43	243,170

	Total Utilities	16,080,159

	TOTAL CORPORATE BONDS & NOTES (Cost - $286,880,909)	279,144,222

ASSET-BACKED SECURITIES - 9.6%
3,390,433	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(b)	3,384,788
3,311,778	Bayview Opportunity Master Fund IVb Trust, Series 2017-RPL1, Class A1, step bond to yield, 3.105% due 7/28/32(b)	3,298,067
500,000	CBAM Ltd., Series 2018-6A, Class A, 0.000% (3-Month USD-LIBOR + 0.940%) due 7/15/31(a)(b)(f)	500,000
1,000,000	CFIP CLO Ltd., Series 2014-1A, Class AR, 3.662% (3-Month USD-LIBOR + 1.320%) due 7/13/29(a)(b)	1,004,316
200,000	Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.920% due 4/7/22	196,812
1,000,000	CVP CLO Ltd., Series 2017-1A, Class A, 3.699% (3-Month USD-LIBOR + 1.340%) due 7/20/30(a)(b)	1,007,085
1,000,000	Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.578% (3-Month USD-LIBOR + 1.230%) due 10/15/29(a)(b)	1,004,740
	GCAT LLC:
11,286,859	Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(b)	11,201,684
5,386,076	Series 2017-3, Class A1, step bond to yield, 3.352% due 4/25/47(b)	5,357,055
4,350,304	Series 2017-5, Class A1, step bond to yield, 3.228% due 7/25/47(b)	4,325,613
4,753,962	Helios Issuer LLC Series, Series 2017-1A, Class A, 4.940% due 9/20/49(b)	4,841,310
	Invitation Homes Trust:

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.6% - (continued)
$ 2,240,000	Series 2018-SFR1, Class C, 3.189% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(b)	$2,257,621
1,425,000	Series 2018-SFR1, Class D, 3.389% (1-Month USD-LIBOR + 1.450%) due 3/17/37(a)(b)	1,433,573
992,500	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(b)	1,004,539
1,000,000	LCM XV LP, Series 15A, Class DR, 6.059% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(b)	1,008,040
1,000,000	LCM XVI LP, Series 16A, Class AR, 3.378% (3-Month USD-LIBOR + 1.030%) due 7/15/26(a)(b)	1,000,207
1,000,000	Madison Park Funding XI Ltd., Series 2013-11A, Class AR, 3.522% (3-Month USD-LIBOR + 1.160%) due 7/23/29(a)(b)	1,000,300
1,000,000	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.201% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	997,199
2,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.679% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	2,001,269
	Marlette Funding Trust:
424,784	Series 2017-2A, Class A, 2.390% due 7/15/24(b)	423,822
831,829	Series 2018-1A, Class A, 2.610% due 3/15/28(b)	829,573
1,500,000	Midocean Credit CLO VII, Series 2017-7A, Class A1, 3.668% (3-Month USD-LIBOR + 1.320%) due 7/15/29(a)(b)	1,505,472
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 3.609% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(b)	1,003,317
1,000,000	MP CLO IV Ltd., Series 2013-2A, Class ARR, 3.640% (3-Month USD-LIBOR + 1.280%) due 7/25/29(a)(b)	1,001,406
500,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 3.198% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	499,555
2,000,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740% due 8/16/21	1,974,681
500,000	Northwoods Capital XI-B, Series 2018-11BA, Class A1, 3.462% (3-Month USD-LIBOR + 1.100%) due 4/19/31(a)(b)	499,608
1,000,000	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 3.613% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(b)	1,001,000
14,037,693	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, step bond to yield, 3.000% due 7/25/57(b)	13,907,158
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A, Class A1R, 3.466% (3-Month USD-LIBOR + 1.140%) due 11/18/26(a)(b)	1,001,049
15,904,053	Option One Mortgage Loan Trust, Series 2007-6, Class 1A1, 2.150% (1-Month USD-LIBOR + 0.190%) due 7/25/37(a)	13,642,160
799,950	Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, 3.088% (3-Month USD-LIBOR + 0.740%) due 10/15/25(a)(b)	799,046
12,693,932	PRPM LLC, Series 2017-2A, Class A1, step bond to yield, 3.470% due 9/25/22(b)	12,630,068
1,000,000	Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.154% (3-Month USD-LIBOR + 1.190%) due 10/20/30(a)(b)	1,001,247
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(b)	1,000,521
1,000,000	Steele Creek CLO Ltd., Series 2015-1A, Class AR, 3.591% (3-Month USD-LIBOR + 1.260%) due 5/21/29(a)(b)	1,000,515
1,353,782	Textainer Marine Containers V Ltd., Series 2017-1A, Class A, 3.720% due 5/20/42(b)	1,348,893
1,000,000	THL Credit Wind River CLO Ltd., Series 2014-2A, Class AR, 3.488% (3-Month USD-LIBOR + 1.140%) due 1/15/31(a)(b)	1,004,937
10,486,646	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(b)	10,478,975
5,336,130	VOLT LXI LLC, Series 2017-NPL8, Class A1, step bond to yield, 3.125% due 6/25/47(b)	5,301,013
11,185,225	WaMu Asset-Backed Certificates WaMu Series Trust, Series 2007-HE4, Class 1A, 2.130% (1- Month USD-LIBOR + 0.170%) due 7/25/47(a)	8,586,242
16,927,327	Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE3, Class 1A, 2.115% (1-Month USD-LIBOR + 0.155%) due 8/25/36(a)	15,725,791

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES - 9.6% - (continued)
$ 1,000,000	Wellfleet CLO Ltd., Series 2017-2A, Class A1, 3.609% (3-Month USD-LIBOR + 1.250%) due 10/20/29(a)(b)	$1,001,750
1,000,000	Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.878% (3-Month USD-LIBOR + 1.530%) due 10/15/28(a)(b)	1,001,306

	TOTAL ASSET-BACKED SECURITIES (Cost - $143,719,054)	144,993,323

SENIOR LOANS - 3.5%
70,000	24 Hour Fitness Worldwide Inc., due 5/26/25(h)	69,913
208,964	Access CIG LLC, 5.730% (1-Month USD-LIBOR + 3.750%) due 2/27/25	209,750
381,708	Acrisure LLC, 6.609% (3-Month USD-LIBOR + 4.250%) due 11/22/23	383,933
255,000	Air Medical Group Holdings Inc., 5.173% (1-Month USD-LIBOR + 3.250%) due 4/28/22	254,538
255,000	Air Methods Corp., due 4/22/24(h)	253,406
247,297	American Tire Distributors Inc., 6.230% (1-Month USD-LIBOR + 4.250%) due 9/1/21	214,426
500,000	Amneal Pharmaceuticals LLC, 5.630% (3-Month USD-LIBOR + 3.500%) due 5/4/25	498,750
119,400	Applied Systems Inc., 5.302% (3-Month USD-LIBOR + 3.000%) due 9/19/24	120,165
657,275	AssuredPartners Inc., 5.230% (1-Month USD-LIBOR + 3.250%) due 10/22/24	656,125
510,289	Asurion LLC, 4.730% (1-Month USD-LIBOR + 2.750%) due 11/3/23	512,203
338,132	Avantor Inc., 5.980% (1-Month USD-LIBOR + 4.000%) due 11/21/24	340,414
508,438	Avaya Inc., 6.684% (1-Month USD-LIBOR + 4.750%) due 12/15/24	511,122
255,000	BCP Renaissance Parent LLC, 5.863% (3-Month USD-LIBOR + 3.500%) due 10/31/24	254,722
643,057	BJ’s Wholesale Club Inc., 5.428% (1-Month USD-LIBOR + 3.500%) due 2/3/24	643,571
190,000	Blackhawk Network Holdings Inc., due 5/23/25(h)	190,000
44,888	Blount International Inc., 6.157% (1-Month USD-LIBOR + 4.250%) due 4/12/23	45,392
456,550	Brand Energy & Infrastructure Services Inc., 6.612% (3-Month USD-LIBOR + 4.250%) due 6/21/24	458,883
395,000	Brazos Delaware II LLC, 5.948% (1-Month USD-LIBOR + 4.000%) due 5/21/25	394,013
496,450	Bright Bidco BV, 5.480% (1-Month USD-LIBOR + 3.500%) due 6/30/24	494,712
407,037	BWay Holding Co., 5.587 (3-Month USD-LIBOR + 3.250%) due 4/3/24	407,692
478,770	Canyon Valor Cos. Inc., 5.306% (2-Month USD-LIBOR + 3.250%) due 6/16/23	481,523
703,238	Capri Acquisitions BidCo Ltd., 5.609% (3-Month USD-LIBOR + 3.250%) due 11/1/24	694,447
338,300	CBS Radio Inc., 4.698% (1-Month USD-LIBOR + 2.750%) due 11/18/24	334,748
705,000	Cengage Learning Inc., 6.189% (1-Month USD-LIBOR + 4.250%) due 6/7/23	631,151
299,488	CenturyLink Inc., 4.730% (1-Month USD-LIBOR + 2.750%) due 1/31/25	295,594
110,406	Ceva Group PLC, 7.859% (3-Month USD-LIBOR + 6.500%) due 3/19/21	109,853
31,454	Ceva Intercompany BV, 7.859% (3-Month USD-LIBOR + 5.500%) due 3/19/21	31,369
15,891	Ceva Logistics Canada ULC, 7.859% (3-Month USD-LIBOR + 5.500%) due 3/19/21	15,848
144,444	Ceva Logistics US Holdings Inc., 7.859% (3-Month USD-LIBOR + 5.500%) due 3/19/21	144,052
385,000	Change Healthcare Holdings Inc., due 3/1/24(h)	384,711
555,000	Cincinnati Bell Inc., 5.571% (3-Month USD-LIBOR + 3.250%) due 10/2/24	557,381
308,677	ClubCorp Holdings Inc., 4.890% (2-Month USD-LIBOR + 2.750%) due 9/18/24	307,809
274,313	Compass Power Generation LLC, 6.052% (3-Month USD-LIBOR + 3.750%) due 12/20/24	275,912
622,719	Compuware Corp., 5.480% (1-Month USD-LIBOR + 3.500%) due 12/15/21	627,265
248,180	Constellis Holdings LLC, 7.302% (3-Month USD-LIBOR + 5.000%) due 4/21/24	250,972
294,583	CSM Bakery Solutions Ltd., 6.310% (3-Month USD-LIBOR + 4.000%) due 7/3/20	286,482
465,000	Cvent Inc., 5.730% (1-Month USD-LIBOR + 3.750%) due 11/29/24	463,837
274,000	CVS Holdings I LP, 4.990% (1-Month USD-LIBOR + 3.000%) due 2/6/25	271,603
	Cyxtera DC Holdings Inc.:
1,030,000	5.360% (3-Month USD-LIBOR + 3.000%) due 5/1/24	1,029,567
50,000	due 5/1/25(h)	49,463

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 3.5% - (continued)
$ 475,000	Deerfield Dakota Holding LLC, 5.520% (3-Month USD-LIBOR + 3.250%) due 2/13/25	$474,406
11,250	DexKo Global Inc., 4.363% (3-Month USD-LIBOR + 3.500%) due 7/24/24	11,313
309,950	Digicel International Finance Ltd., 5.561% (3-Month USD-LIBOR + 3.250%) due 5/27/24	301,814
515,000	EAB Global Inc., 6.252% (2-Month USD-LIBOR + 3.750%) due 11/15/24(h)	514,681
	EG Group Ltd.:
450,000	6.140% (3-Month USD-LIBOR + 4.000%) due 2/7/25	448,502
130,000	6.338% (3-Month USD-LIBOR + 4.000%) due 2/7/25	129,567
338,035	Equian Buyer Corp., 5.203% (1-Month USD-LIBOR + 3.250%) due 5/20/24	339,725
638,566	Equinox Holdings Inc., 4.980% (1-Month USD-LIBOR + 3.000%) due 3/8/24	640,163
210,850	Exgen Renewables IV LLC, 5.310% (3-Month USD-LIBOR + 3.000%) due 11/28/24	211,641
415,000	Explorer Holdings Inc., 5.806% (2-Month USD-LIBOR + 3.750%) due 5/2/23	417,938
511,751	Federal-Mogul Corp., 5.685% (1-Month USD-LIBOR + 3.750%) due 4/15/21	515,645
410,000	Filtration Group Corp., 5.302% (3-Month USD-LIBOR + 3.000%) due 3/29/25	411,845
315,000	Flexera Software LLC, 5.240% (1-Month USD-LIBOR + 3.250%) due 2/26/25	316,024
181,252	Foresight Energy LLC, due 3/28/22(h)	178,578
137,778	Forterra Finance LLC, 4.980% (1-Month USD-LIBOR + 3.000%) due 10/25/23	128,808
420,000	Frontera Generation Holdings LLC, 6.159% (3-Month USD-LIBOR + 4.250%) due 5/2/25	420,349
358,592	FTS International Inc., 6.730% (1-Month USD-LIBOR + 4.750%) due 4/16/21	359,937
321,758	Gates Global LLC, 5.052% (3-Month USD-LIBOR + 2.750%) due 4/1/24	323,064
300,000	Gopher Resource LLC, 5.478% (3-Month USD-LIBOR + 3.250%) due 3/6/25	303,000
375,000	Graftech International Ltd., 5.428% (1-Month USD-LIBOR + 3.500%) due 2/12/25	375,938
630,213	Greeneden US Holdings I LLC, 5.802% (3-Month USD-LIBOR + 3.500%) due 12/1/23	633,559
975,000	GTT Communications Inc., due 5/31/25(h)	962,462
113,516	GW Honos Security Corp., 5.506% (3-Month USD-LIBOR + 3.500%) due 5/24/24	114,119
274,311	Harbor Freight Tools USA Inc., 4.480% (1-Month USD-LIBOR + 2.500%) due 8/18/23	274,083
671,625	Hayward Industries Inc., 5.480% (1-Month USD-LIBOR + 3.500%) due 8/5/24	674,983
80,000	H-Food Holdings LLC, due 5/23/25(h)	79,625
700,000	Intelsat Jackson Holdings SA, 5.718% (1-Month USD-LIBOR + 3.750%) due 11/27/23	702,100
708,225	Intralinks Inc., 5.990% (1-Month USD-LIBOR + 4.000%) due 11/14/24	708,522
508,663	Intrawest Resorts Holdings Inc., 4.980% (1-Month USD-LIBOR + 3.000%) due 7/31/24(h)	509,619
567,829	IRB Holding Corp., 5.215% (1-Month USD-LIBOR + 3.250%) due 2/5/25	569,675
375,000	Jaguar Holding Co. I LLC, 4.649% (1-Month USD-LIBOR + 2.500%) due 8/18/22	374,625
335,000	KBR Inc., 5.710% (1-Month USD-LIBOR + 3.750%) due 4/25/25	335,630
633,509	Kenan Advantage Group Holdings Corp., 4.980% (1-Month USD-LIBOR + 3.000%) due 7/29/22	635,093
531,487	Klockner Pentaplast of America Inc., 6.230% (1-Month USD-LIBOR + 4.250%) due 6/30/22(h)	511,471
540,000	Kronos Acquisition Intermediate Inc., 5.968% (1-Month USD-LIBOR + 4.000%) due 5/15/23(h)	542,025
430,000	Kronos Inc., 5.357% (3-Month USD-LIBOR + 3.000%) due 11/1/23	431,793
195,000	Lions Gate Capital Holdings LLC, 4.211% (1-Month USD-LIBOR + 2.250%) due 3/24/25	194,635
260,000	Lucid Energy Group II Borrower LLC, 4.934% (1-Month USD-LIBOR + 3.000%) due 2/17/25	257,400
	Mavis Tire Express Services Corp.:
4,754.54	1.232% (1-Month USD-LIBOR + 3.250%) due 3/20/25	4,719
538,751.45	5.203% (1-Month USD-LIBOR + 3.250%) due 3/20/25	534,711
795,000	McDermott International Inc., 6.908% (1-Month USD-LIBOR + 5.000%) due 5/12/25	801,145
270,000	Meredith Corp., 4.980% (1-Month USD-LIBOR + 3.000%) due 1/31/25	270,877
44,383	Mission Broadcasting Inc., 4.407% (3-Month USD-LIBOR + 2.500%) due 1/17/24	44,457
	Misys Ltd.:
264,334.17	5.807% (3-Month USD-LIBOR + 3.500%) due 6/13/24	259,973
260,000	9.557% (3-Month USD-LIBOR + 7.250%) due 6/13/25	251,404

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 3.5% - (continued)
	Mitchell International Inc.:
$ 42,164.18	5.218% (1-Month USD-LIBOR + 3.250%) due 11/29/24	$42,149
522,835.82	5.230% (1-Month USD-LIBOR + 3.250%) due 11/29/24	522,648
388,669	MPH Acquisition Holdings LLC, 5.052% (3-Month USD-LIBOR + 2.750%) due 6/7/23	389,205
345,617	Nexstar Broadcasting Inc., 4.407% (3-Month USD-LIBOR + 2.500%) due 1/17/24	346,191
156,815	Optiv Inc., 5.250% (1-Month USD-LIBOR + 3.250%) due 2/1/24	152,894
505,000	Oryx Southern Delaware Holdings LLC, 5.230% (1-Month USD-LIBOR + 3.250%) due 2/28/25(h)	499,319
385,000	Parexel International Corp., 4.730% (1-Month USD-LIBOR + 2.750%) due 9/27/24	384,399
676,600	Peak 10 Holding Corp., 5.802% (3-Month USD-LIBOR + 3.500%) due 8/1/24	665,815
394,214	Pike Corp., 5.490% (1-Month USD-LIBOR + 3.500%) due 3/23/25	398,156
425,000	Pisces Midco Inc., 6.089% (3-Month USD-LIBOR + 3.750%) due 4/12/25	425,638
626,844	Playa Resorts Holding BV, 5.220% (1-Month USD-LIBOR + 3.250%) due 4/29/24	622,406
735,000	PowerTeam Services LLC, 5.552% (3-Month USD-LIBOR + 3.250%) due 3/6/25	730,406
410,000	Prime Security Services Borrower LLC, 4.730% (1-Month USD-LIBOR + 2.750%) due 5/2/22	408,413
640,163	Project Alpha Intermediate Holding Inc., 5.590% (3-Month USD-LIBOR + 3.500%) due 4/26/24	637,762
260,000	Quest Software US Holdings Inc., 6.576% (3-Month USD-LIBOR + 4.250%) due 5/16/25	260,260
409,445	Radiate Holdco LLC, 4.980% (1-Month USD-LIBOR + 3.000%) due 2/1/24	403,152
115,000	Renaissance Holding Corp., due 5/30/25(h)	115,000
563,544	RentPath LLC, 6.740% (1-Month USD-LIBOR + 4.750%) due 12/17/21	524,096
245,000	Reynolds Group Holdings Inc., 4.730% (1-Month USD-LIBOR + 2.750%) due 2/5/23	245,409
240,000	Robertshaw US Holding Corp., 5.500% (1-Month USD-LIBOR + 3.500%) due 2/28/25	240,451
415,000	Scientific Games International Inc., 4.730% (1-Month USD-LIBOR + 2.750%) due 8/14/24	416,104
	Securus Technologies Holdings, Inc:
104,000	due 11/1/24(h)	104,328
718,676.5	6.480% (1-Month USD-LIBOR + 4.500%) due 11/1/24(h)	720,940
633,600	Select Medical Corp., 4.681% (1-Month USD-LIBOR + 2.750%) due 3/1/21	636,242
195,000	Shutterfly Inc., 4.730% (1-Month USD-LIBOR + 2.750%) due 8/17/24	196,338
360,000	Sinclair Television Group Inc., due 12/12/24(h)	359,550
	SIWF Holdings Inc.:
625,000	due 5/26/25(h)	626,562
65,000	due 5/25/26(h)	61,994
478,800	SolarWinds Holdings Inc., 4.980% (1-Month USD-LIBOR + 3.000%) due 2/5/24	480,519
500,000	Sophia LP, 5.552% (3-Month USD-LIBOR + 3.250%) due 9/30/22	500,355
703,529	Southern Graphics Inc., 5.480% (1-Month USD-LIBOR + 3.500%) due 12/31/22	703,824
55,000	SRS Distribution Inc., due 5/23/25(h)	54,725
233,825	Staples Inc., 6.358% (3-Month USD-LIBOR + 4.000%) due 9/12/24	228,564
174,544	Syncreon Global Finance (US) Inc., 6.609% (3-Month USD-LIBOR + 4.250%) due 10/28/20	162,588
648,450	Team Health Holdings Inc., 4.730% (1-Month USD-LIBOR + 2.750%) due 2/6/24	625,216
987,513	Tempo Acquisition LLC, 4.980% (1-Month USD-LIBOR + 3.000%) due 5/1/24	987,720
460,000	Titan Acquisition Ltd., 5.056% (2-Month USD-LIBOR + 3.000%) due 3/28/25	456,486
638,550	TKC Holdings Inc., 6.230% (1-Month USD-LIBOR + 4.250%) due 2/1/23	641,743
	Transdigm Inc.:
410,000	4.476% (1-Month USD-LIBOR + 2.500%) due 6/9/23	408,926
166,420	due 5/14/25(h)	166,317
255,000	Traverse Midstream Partners LLC, 5.850% (3-Month USD-LIBOR + 4.000%) due 9/27/24	255,000
638,518	UFC Holdings LLC, 5.240% (1-Month USD-LIBOR + 3.250%) due 8/18/23	640,567
175,000	Ultra Resources Inc., 4.934% (1-Month USD-LIBOR + 3.000%) due 4/12/24	159,724

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
SENIOR LOANS - 3.5% - (continued)
$385,000	Unimin Corp., due 4/9/25(h)	$385,000
335,000	US Renal Care Inc., 6.552% (3-Month USD-LIBOR + 4.250%) due 12/30/22	333,184
805,000	US Silica Co., 5.813% (1-Week USD-LIBOR + 4.000%) due 5/1/25	810,538
60,000	Valeant Pharmaceuticals International Inc., due 6/2/25(h)	60,098
	West Corp.:
365,000	5.480% (1-Month USD-LIBOR + 3.500%) due 10/10/24	361,675
558,600	5.980% (1-Month USD-LIBOR + 4.000%) due 10/10/24(h)	557,505
339,144	Zodiac Pool Solutions LLC, 6.302% (3-Month USD-LIBOR + 4.000%) due 12/20/23	338,720

	TOTAL SENIOR LOANS (Cost - $52,350,783)	52,113,781

SOVEREIGN BONDS - 1.5%
Argentina - 0.0%
700,000	Argentine Republic Government International Bond, 6.875% due 1/26/27	660,807

Canada - 0.1%
1,000,000	Province of Ontario Canada, 2.400% due 2/8/22	977,104
750,000	Province of Quebec Canada, 2.375% due 1/31/22	733,482

	Total Canada	1,710,586

Chile - 0.2%
	Chile Government International Bond:
300,000	2.250% due 10/30/22	287,374
400,000	3.125% due 3/27/25	389,600
2,000,000	3.125% due 1/21/26	1,926,000

	Total Chile	2,602,974

Colombia - 0.1%
	Colombia Government International Bond:
750,000	3.875% due 4/25/27	716,250
250,000	5.625% due 2/26/44	263,125

	Total Colombia	979,375

Hungary - 0.0%
500,000	Hungary Government International Bond, 6.375% due 3/29/21	535,410

India - 0.1%
1,000,000	Export-Import Bank of India, 4.000% due 1/14/23	993,239

Indonesia - 0.1%
600,000	Indonesia Government International Bond, 4.875% due 5/5/21	618,389
1,300,000	Perusahaan Penerbit SBSN Indonesia III, 4.150% due 3/29/27(b)	1,264,250

	Total Indonesia	1,882,639

Israel - 0.1%
	Israel Government International Bond:
400,000	4.000% due 6/30/22	409,630
900,000	3.150% due 6/30/23	886,500
700,000	2.875% due 3/16/26	661,430

	Total Israel	1,957,560

Japan - 0.0%
	Japan Bank for International Cooperation:
500,000	1.750% due 5/28/20	490,247
250,000	2.750% due 11/16/27	240,039

	Total Japan	730,286

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
Mexico - 0.2%
		Mexico Government International Bond:
$500,000		3.500% due 1/21/21	$498,500
600,000		4.000% due 10/2/23	600,900
600,000		4.150% due 3/28/27	589,500
750,000		4.600% due 1/23/46	677,250

		Total Mexico	2,366,150

Panama - 0.1%
		Panama Government International Bond:
600,000		4.000% due 9/22/24	606,000
200,000		3.875% due 3/17/28	196,500
250,000		4.500% due 5/15/47	242,500

		Total Panama	1,045,000

Peru - 0.1%
700,000		Fondo MIVIVIENDA SA, 3.500% due 1/31/23	678,125
100,000		Peruvian Government International Bond, 5.625% due 11/18/50	115,250

		Total Peru	793,375

Philippines - 0.2%
		Philippine Government International Bond:
200,000		4.000% due 1/15/21	203,123
2,100,000		4.200% due 1/21/24	2,148,424
750,000		3.950% due 1/20/40	725,755

		Total Philippines	3,077,302

Poland - 0.0%
500,000		Republic of Poland Government International Bond, 4.000% due 1/22/24	507,018

South Korea - 0.1%
750,000		Export-Import Bank of Korea, 2.125% due 1/25/20	737,366

Supranational - 0.1%
		International Bank for Reconstruction & Development:
1,000,000		1.375% due 9/20/21	956,726
250,000		1.875% due 10/27/26	228,821

		Total Supranational	1,185,547

Uruguay - 0.0%
250,000		Uruguay Government International Bond, 4.125% due 11/20/45	225,000

		TOTAL SOVEREIGN BONDS (Cost - $22,858,083)	21,989,634

MUNICIPAL BONDS - 0.2%
California - 0.1%
125,000	AA	Bay Area Toll Authority, Revenue Bonds, Series F2, 6.263% due 4/1/49	174,232
100,000	AA+	Los Angeles Community College District, GO, Series E, 6.750% due 8/1/49	147,890
150,000	AA+	Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, Series B, 6.603% due 7/1/50	216,867
150,000	AA-	Los Angeles Unified School District, GO, Series RY, 6.758% due 7/1/34	197,864
		State of California, GO:
25,000	AA-	3.500% due 4/1/28	24,855
40,000	AA-	4.600% due 4/1/38	41,798
100,000	AA-	7.500% due 4/1/34	140,640
200,000	AA-	7.550% due 4/1/39	297,860
125,000	AA-	7.600% due 11/1/40	189,869
		University of California, Revenue Bonds:
100,000	AA	Series AJ, 4.601% due 5/15/31	107,481

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
California - 0.1% - (continued)
$25,000	AA	Series AX, 3.063% due 7/1/25	$24,521
75,000	AA	Series R, 5.770% due 5/15/43	93,234

		Total California	1,657,111

Illinois - 0.0%
		State of Illinois, GO:
250,000	BBB-	5.100% due 6/1/33	240,630
100,000	BBB-	6.725% due 4/1/35	105,496

		Total Illinois	346,126

Massachusetts - 0.0%
100,000	AA	Commonwealth of Massachusetts, GO, Series E, 5.456% due 12/1/39	120,603

Nevada - 0.0%
100,000	AA-	County of Clark Department of Aviation, Revenue Bonds, Series C, 6.820% due 7/1/45	145,262

New Jersey - 0.0%
100,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series F, 7.414% due 1/1/40	146,655

New York - 0.1%
150,000	AA	Metropolitan Transportation Authority, Revenue Bonds, Series C, 7.336% due 11/15/39	221,754
125,000	AA+	New York City Water & Sewer System, Revenue Bonds, Series AA, 5.440% due 6/15/43	153,606
205,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series B, 2.100% due 3/15/22	201,562
200,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, 4.458% due 10/1/62	216,112

		Total New York	793,034

Ohio - 0.0%
100,000	A	American Municipal Power Inc., Revenue Bonds, Combined Hydroelectric Projects B, 8.084% due 2/15/50	162,232

Texas - 0.0%
75,000	AAA	State of Texas, GO, Series A, 5.517% due 4/1/39	93,387

Wisconsin - 0.0%
10,000	AA-	State of Wisconsin, Revenue Bonds, Series C, 3.154% due 5/1/27	9,766

		TOTAL MUNICIPAL BONDS (Cost - $3,455,504)	3,474,176

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,497,231,253)	1,470,091,415

SHORT-TERM INVESTMENTS - 3.1%
TIME DEPOSIT - 3.1%
46,956,376		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18 (Cost - $46,956,376)	46,956,376

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.0%
MONEY MARKET FUND - 0.0%
510,860		Federated Government Obligations Fund, Premier Class(i) (Cost - $510,860)	510,860

		TOTAL INVESTMENTS - 100.7% (Cost - $ 1,544,698,489#)	1,517,558,651

		Liabilities in Excess of Other Assets - (0.7)%	(10,658,724)

		TOTAL NET ASSETS - 100.0%	$1,506,899,927

Schedules of Investments

(unaudited) (continued)

Destinations Core Fixed Income Fund

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $165,757,538 and represents 11.00% of net assets.
(c)	Interest only security.
(d)	This security is traded on a TBA basis.
(e)	All or a portion of this security is on loan.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	-	Collateralized Loan Obligation
CMT	-	Constant Maturity Treasury Index
GO	-	General Obligation
ICE	-	Intercontinental Exchange
LIBOR	-	London Interbank Offered Rate
LLC	-	Limited Liability Company
PLC	-	Public Limited Company
REMICS	-	Real Estate Mortgage Investment Conduit

See pages 119-121 for definitions of ratings.

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	23.0%
Collateralized Mortgage Obligations	21.2
Mortgage-Backed Securities	19.6
Corporate Bonds & Notes	18.4
Asset-Backed Securities	9.7
Senior Loans	3.4
Sovereign Bonds	1.4
Municipal Bonds	0.2
Short-Term Investments	3.1
Money Market Fund	0.0 *

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedule of Forward Sale Commitment

Face Amount	Security	Value
$2,000,000	Federal National Mortgage Association (FNMA), 4.500% due 6/1/48(a) (Proceeds - $2,080,547)	$2,087,344

(a)	This security is traded on a TBA basis.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 57.4%
Basic Materials - 3.4%
$ 1,550,000		A Schulman Inc., Company Guaranteed Notes, 6.875% due 6/1/23	$1,627,888
100,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	101,625
1,500,000		Hexion Inc., Senior Secured Notes, 6.625% due 4/15/20	1,415,625
200,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	201,756
34,000		INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(a)	34,093
691,000		Largo Resources Ltd., Senior Secured Notes, 9.250% due 6/1/21(a)	680,635
1,803,000		Lundin Mining Corp., Senior Secured Notes, 7.875% due 11/1/22(a)	1,897,658
140,000		Sherwin-Williams Co., Senior Unsecured Notes, 2.250% due 5/15/20	137,915

		Total Basic Materials	6,097,195

Communications - 12.2%
140,000		AT&T Inc., Senior Unsecured Notes, 2.800% due 2/17/21	138,270
200,000		Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	199,504
2,226,000		CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes, 5.250% due 3/15/21	2,242,695
3,610,000		HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(a)	3,663,067
1,012,000		Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	963,930
1,727,000		Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	1,791,763
2,685,000		Level 3 Financing Inc., Company Guaranteed Notes, 6.125% due 1/15/21	2,715,206
1,643,000		Mediacom Broadband LLC / Mediacom Broadband Corp., Senior Unsecured Notes, 5.500% due 4/15/21	1,659,184
1,999,000		Qwest Capital Funding Inc., Company Guaranteed Notes, 6.500% due 11/15/18	2,023,987
3,049,000		Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	3,122,786
989,000		TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	991,472
95,000		Verizon Communications Inc., Senior Unsecured Notes, 3.443% (3-Month USD-LIBOR + 1.100%) due 5/15/25(b)	94,968
1,207,000		Web.com Group Inc., Senior Unsecured Notes, 1.000% due 8/15/18	1,201,322
1,021,000		Yandex NV, Senior Unsecured Notes, 1.125% due 12/15/18	997,738

		Total Communications	21,805,892

Consumer Cyclical - 8.2%
140,000		Cintas Corp. No 2, Company Guaranteed Notes, 2.900% due 4/1/22	137,474
40,000		Delta Air Lines Inc., Senior Unsecured Notes, 3.400% due 4/19/21	40,051
1,700,000	EUR	European Lingerie Group AB, Senior Secured Notes, 7.750% (3-Month EURIBOR + 7.750%) due 2/22/21(b)(c)	1,997,322
1,448,000		GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	1,457,050
		General Motors Financial Co., Inc., Company Guaranteed Notes:
70,000		2.650% due 4/13/20	69,347
70,000		3.200% due 7/6/21	69,307
2,847,000		Lennar Corp., Company Guaranteed Notes, 6.950% due 6/1/18	2,847,000
1,122,000		MGM Resorts International, Company Guaranteed Notes, 8.625% due 2/1/19	1,160,249
2,900,000		Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(a)	2,929,000
140,000		Newell Brands Inc., Senior Unsecured Notes, 3.150% due 4/1/21	138,707
1,268,000		Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(a)	1,264,830
2,446,000		William Carter Co., Company Guaranteed Notes, 5.250% due 8/15/21	2,482,690

		Total Consumer Cyclical	14,593,027

Consumer Non-cyclical - 5.8%
200,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	197,770
120,000		Amgen Inc., Senior Unsecured Notes, 2.200% due 5/11/20	118,352
		Anthem Inc., Senior Unsecured Notes:
70,000		2.300% due 7/15/18	69,980

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Consumer Non-cyclical - 5.8% - (continued)
$ 70,000	2.500% due 11/21/20	$68,944
140,000	AstraZeneca PLC, Senior Unsecured Notes, 2.375% due 11/16/20	137,596
90,000	BAT Capital Corp., Company Guaranteed Notes, 2.297% due 8/14/20(a)	88,184
1,479,000	BI-LO LLC / BI-LO Finance Corp., Senior Secured Notes, 9.250% due 2/15/19(a)(d)	1,479,000
140,000	Cardinal Health Inc., Senior Unsecured Notes, 1.948% due 6/14/19	138,846
2,317,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	2,323,024
140,000	Celgene Corp., Senior Unsecured Notes, 2.875% due 8/15/20	139,106
140,000	CVS Health Corp., Senior Unsecured Notes, 2.800% due 7/20/20	139,004
328,000	Edgewell Personal Care Co., Company Guaranteed Notes, 4.700% due 5/19/21	328,000
140,817	ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	142,577
140,000	General Mills Inc., Senior Unsecured Notes, 3.200% due 4/16/21	139,714
200,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	201,441
200,000	JBS Investments GmbH, Company Guaranteed Notes, 7.750% due 10/28/20	204,000
115,000	Kroger Co., Company Guaranteed Notes, 6.150% due 1/15/20	120,659
985,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.875% due 7/15/19	972,679
40,000	Molson Coors Brewing Co., Company Guaranteed Notes, 1.450% due 7/15/19	39,354
45,000	Mondelez International Inc., Senior Unsecured Notes, 3.000% due 5/7/20	45,019
3,144,000	Nielsen Finance LLC / Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20 .	3,147,930
50,000	Reynolds American Inc., Company Guaranteed Notes, 3.250% due 6/12/20	50,028
20,000	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	20,149

	Total Consumer Non-cyclical	10,311,356

Diversified - 0.1%
200,000	CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(a)	195,349

Energy - 1.6%
200,000	Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	203,866
200,000	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	197,415
200,000	CNPC General Capital Ltd., Company Guaranteed Notes, 3.950% due 4/19/22	202,883
160,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(a)	158,750
50,000	Ecopetrol SA, Senior Unsecured Notes, 7.625% due 7/23/19	52,245
200,000	Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	209,474
90,000	Kinder Morgan Inc., Company Guaranteed Notes, 3.050% due 12/1/19	90,008
584,000	McDermott Technology Americas Inc. / McDermott Technology US Inc., Company Guaranteed Notes, 10.625% due 5/1/24(a)	610,280
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	199,480
200,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	199,560
200,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	198,077
250,000	Reliance Holding USA Inc., Company Guaranteed Notes, 5.400% due 2/14/22	261,868
200,000	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	197,345

	Total Energy	2,781,251

Financial - 6.1%
200,000	Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	202,252
145,000	Air Lease Corp., Senior Unsecured Notes, 2.500% due 3/1/21	141,842
980,000	Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(a)	1,009,400
200,000	Banco de Credito del Peru, Senior Unsecured Notes, 2.250% due 10/25/19	197,250
200,000	Banco del Estado de Chile, Senior Unsecured Notes, 4.125% due 10/7/20	201,554
200,000	Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	208,750
150,000	Banco Santander Chile, Senior Unsecured Notes, 3.875% due 9/20/22	148,608
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(b)	201,500

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†		Security	Value
Financial - 6.1% - (continued)
$ 75,000		Bank of America Corp., Senior Unsecured Notes, 2.815% (3-Month USD-LIBOR + 0.790%) due 3/5/24(b)	$74,881
65,000		BNP Paribas SA, Company Guaranteed Notes, 5.000% due 1/15/21	67,925
145,000		Capital One Financial Corp., Senior Unsecured Notes, 2.400% due 10/30/20	141,985
140,000		Citigroup Inc., Senior Unsecured Notes, 3.375% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	140,137
90,000		Commonwealth Bank of Australia, Senior Unsecured Notes, 2.250% due 3/10/20(a)	88,810
200,000		DBS Group Holdings Ltd., Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(b)(e)	192,602
200,000		Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	202,740
140,000		Goldman Sachs Group Inc., Senior Unsecured Notes, 2.300% due 12/13/19	138,763
2,214,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.000% due 8/1/20	2,255,513
505,000		Iron Mountain Inc., Company Guaranteed Notes, 4.375% due 6/1/21(a)	509,570
140,000		JPMorgan Chase & Co., Senior Unsecured Notes, 2.250% due 1/23/20	138,420
12,000,000	SEK	MaxFastigheter i Sverige AB, Senior Unsecured Notes, 6.500% (3-Month SEK-STIBOR + 6.500%) due 9/15/20(b)(c)	1,347,244
140,000		Morgan Stanley, Senior Unsecured Notes, 3.292% (3-Month USD-LIBOR + 0.930%) due 7/22/22(b)	141,363
200,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(b)	200,873
135,000		PNC Financial Services Group Inc., Senior Unsecured Notes, 4.375% due 8/11/20	138,695
105,000		Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	109,810
1,569,000		Realogy Group LLC / Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	1,580,768
		Royal Bank of Canada, Senior Unsecured Notes:
95,000		1.500% due 7/29/19	93,799
95,000		3.200% due 4/30/21	95,150
1,000,000	SEK	Samhallsbyggnadsbolaget i Norden AB, Senior Unsecured Notes, 3.900% (3-Month SEK-STIBOR + 3.900%) due 1/29/21(b)(c)	114,113
85,000		Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/19	84,758
200,000		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22	179,600
20,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	19,234
200,000		Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	191,879
200,000		United Overseas Bank Ltd., Subordinated Notes, 3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(b)	200,181
145,000		Westpac Banking Corp., Senior Unsecured Notes, 1.600% due 8/19/19	143,038

		Total Financial	10,903,007

Government - 0.1%
250,000		Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	261,075

Industrial - 11.9%
2,342,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 6/30/21(a)	2,371,275
81,000		Briggs & Stratton Corp., Company Guaranteed Notes, 6.875% due 12/15/20	86,265
2,590,000		Clean Harbors Inc., Company Guaranteed Notes, 5.250% due 8/1/20	2,598,081
1,675,000		Dynagas LNG Partners LP / Dynagas Finance Inc., Senior Unsecured Notes, 6.250% due 10/30/19	1,687,562
95,000		General Dynamics Corp., Company Guaranteed Notes, 3.000% due 5/11/21	94,772
2,932,000		Gibraltar Industries Inc., Company Guaranteed Notes, 6.250% due 2/1/21	2,953,990
1,000,000		Golar LNG Partners LP, Senior Unsecured Notes, 6.729% (3-Month USD-LIBOR + 4.400%) due 5/22/20(b)	982,500
647,000		Greif Inc., Senior Unsecured Notes, 7.750% due 8/1/19	672,880

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
Industrial - 11.9% - (continued)
$ 100,000	Northrop Grumman Corp., Senior Unsecured Notes, 2.080% due 10/15/20	$97,833
1,000,000	Orbital ATK Inc., Company Guaranteed Notes, 5.250% due 10/1/21	1,017,500
145,000	Packaging Corp. of America, Senior Unsecured Notes, 2.450% due 12/15/20	142,504
2,425,677	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	2,437,805
124,000	Scorpio Tankers Inc., Senior Unsecured Notes, 2.375% due 7/1/19(a)	119,541
946,000	Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	950,050
1,400,000	Songa Bulk ASA, Senior Secured Notes, 6.589% (3-Month USD-LIBOR + 4.500%) due 6/13/22(a)(b)	1,418,620
2,489,000	Spirit AeroSystems Inc., Company Guaranteed Notes, 5.250% due 3/15/22	2,556,488
992,000	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	1,024,240

	Total Industrial	21,211,906

Technology – 6.9%
1,750,000	ACI Worldwide Inc., Company Guaranteed Notes, 6.375% due 8/15/20(a)	1,763,125
3,000,000	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 6/1/21	3,006,000
95,000	Analog Devices Inc., Senior Unsecured Notes, 2.950% due 1/12/21	94,642
4,534,000	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	4,534,000
1,806,000	Infor US Inc., Senior Secured Notes, 5.750% due 8/15/20(a)	1,835,347
95,000	Microchip Technology Inc., Senior Secured Notes, 3.922% due 6/1/21(a)	95,481
1,037,000	NCR Corp., Company Guaranteed Notes, 4.625% due 2/15/21	1,026,630

	Total Technology	12,355,225

Utilities - 1.1%
25,000	American Electric Power Co., Inc., Senior Unsecured Notes, 2.150% due 11/13/20	24,459
	Consolidated Edison Inc., Senior Unsecured Notes:
95,000	2.000% due 3/15/20	93,331
45,000	2.000% due 5/15/21	43,501
1,614,000	NRG Yield Inc., Company Guaranteed Notes, 3.500% due 2/1/19(a)	1,607,288
75,000	Southern Co., Senior Unsecured Notes, 1.850% due 7/1/19	74,194
200,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	194,928

	Total Utilities	2,037,701

	TOTAL CORPORATE BONDS & NOTES (Cost - $103,389,169)	102,552,984

ASSET-BACKED SECURITIES - 9.2%
744,556	Apidos CLO XVI, Series 2013-16A, Class A1R, 3.335% (3-Month USD-LIBOR + 0.980%) due 1/19/25(a)(b)	744,484
	Avant Loans Funding Trust:
97,748	Series 2017-A, Class A, 2.410% due 3/15/21(a)	97,725
214,265	Series 2017-B, Class A, 2.290% due 6/15/20(a)	214,029
500,000	Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 3.848% (3-Month USD-LIBOR + 1.500%) due 1/15/28(a)(b)	502,011
968,201	Bayview Opportunity Master Fund IVb Trust, Series 2018-SBR2, Class A1, step bond to yield, 3.844% due 4/28/33(a)	968,317
70,000	BSPRT Issuer Ltd., Series 2017-FL1, Class A, 3.269% (1-Month USD-LIBOR + 1.350%) due 6/15/27(a)(b)	70,112
216,712	CLUB Credit Trust, Series 2018-NP1, Class A, 2.990% due 5/15/24(a)	216,655
392,731	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(a)	395,633
183,860	Crown Point CLO II Ltd., Series 2013-2A, Class A1LR, 2.938% (3-Month USD-LIBOR + 0.590%) due 12/31/23(a)(b)	183,870
359,075	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650% due 1/25/41(a)	351,082
705,429	GCAT LLC, Series 2017-2, Class A1, step bond to yield, 3.500% due 4/25/47(a)	700,105

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES - 9.2% - (continued)
$ 425,000	Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class A, 3.750% (3-Month USD-LIBOR + 1.390%) due 7/25/27(a)(b)	$425,154
	Invitation Homes Trust:
199,086	Series 2017-SFR2, Class A, 2.789% (1-Month USD-LIBOR + 0.850%) due 12/17/36(a)(b)	199,675
199,043	Series 2018-SFR1, Class A, 2.639% (1-Month USD-LIBOR + 0.700%) due 3/17/37(a)(b)	198,981
	Jamestown CLO IX Ltd.:
500,000	Series 2016-9A, Class A1A, 3.929% (3-Month USD-LIBOR + 1.570%) due 10/20/28(a)(b)	501,229
500,000	Series 2016-9A, Class A1B, 3.859% (3-Month USD-LIBOR + 1.500%) due 10/20/28(a)(b)	501,024
1,000,000	Marathon CLO VII Ltd., Series 2014-7A, Class A1R, 3.679% (3-Month USD-LIBOR + 1.320%) due 10/28/25(a)(b)	1,000,635
212,392	Marlette Funding Trust, Series 2017-2A, Class A, 2.390% due 7/15/24(a)	211,911
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 3.442% (3-Month USD-LIBOR + 1.080%) due 4/26/31(a)(b)	250,386
500,000	Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, 3.231% (3-Month USD-LIBOR + 0.900%) due 5/21/27(a)(b)	499,450
232,254	Prosper Marketplace Issuance Trust, Series 2018-1A, Class A, 3.110% due 6/17/24(a)	232,290
1,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3.558% (3-Month USD-LIBOR + 1.210%) due 10/15/30(a)(b)	1,004,471
	Sofi Consumer Loan Program LLC:
617,711	Series 2017-3, Class A, 2.770% due 5/25/26(a)	614,334
546,210	Series 2017-5, Class A1, 2.140% due 9/25/26(a)	543,235
234,445	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.930% due 4/26/27(a)	234,468
278,287	Sofi Professional Loan Program LLC, Series 2017-C, Class A2A, 1.750% due 7/25/40(a)	275,931
695,789	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050% due 4/25/29(a)	693,756
504,808	U.S. Residential Opportunity Fund IV Trust, Series 2017-1III, Class A, step bond to yield, 3.352% due 11/27/37(a)	502,853
250,000	Upstart Securitization Trust, Series 2018-1, Class A, 3.015% due 8/20/25(a)	250,086
117,219	Venture VII CDO Ltd., Series 2006-7A, Class A1A, 2.589% (3-Month USD-LIBOR + 0.230%) due 1/20/22(a)(b)	117,150
544,756	VOLT LIX LLC, Series 2017-NPL6, Class A1, step bond to yield, 3.250% due 5/25/47(a)	541,032
749,046	VOLT LVI LLC, Series 2017-NPL3, Class A1, step bond to yield, 3.500% due 3/25/47(a)	748,498
400,473	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(a)	399,358
645,689	Wachovia Student Loan Trust, Series 2006-1, Class A5, 2.480% (3-Month USD-LIBOR + 0.120%) due 7/26/27(a)(b)	645,213
500,000	Westlake Automobile Receivables Trust, Series 2018-2A, Class B, 3.200% due 1/16/24(a)	501,211
1,000,000	Zais CLO 2 Ltd., Series 2014-2A, Class A1AR, 3.560% (3-Month USD-LIBOR + 1.200%) due 7/25/26(a)(b)	1,000,337

	TOTAL ASSET-BACKED SECURITIES (Cost - $16,582,114)	16,536,691

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
118,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.969% (1-Month USD-LIBOR + 3.050%) due 12/15/36(a)(b)	118,037
	BANK:
1,571,454	Series 2017-BNK4, Class XA, 1.450% due 5/15/50(b)(f)	143,234
1,897,792	Series 2017-BNK6, Class XA, 0.876% due 7/15/60(b)(f)	110,329
1,816,830	Series 2017-BNK9, Class XA, 0.824% due 11/15/54(b)(f)	109,905
	BBCMS Mortgage Trust:
275,000	Series 2017-GLKS, Class E, 4.769% (1-Month USD-LIBOR + 2.850%) due 11/15/34(a)(b)	275,038
118,000	Series 2018-TALL, Class A, 2.641% (1-Month USD-LIBOR + 0.722%) due 3/15/37(a)(b)	117,926
120,570	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.590% due 12/11/40(b)	127,805

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0% - (continued)
	BSPRT Issuer Ltd.:
$ 231,000	Series 2017-FL2, Class A, 2.739% (1-Month USD-LIBOR + 0.820%) due 10/15/34(a)(b)	$230,591
81,000	Series 2017-FL2, Class AS, 3.019% (1-Month USD-LIBOR + 1.100%) due 10/15/34(a)(b)	80,667
81,000	Series 2017-FL2, Class B, 3.319% (1-Month USD-LIBOR + 1.400%) due 10/15/34(a)(b)	80,359
118,000	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 3.870% (1-Month USD-LIBOR + 1.951%) due 3/15/37(a)(b)	117,889
	BX Trust:
27,000	Series 2017-IMC, Class D, 4.169% (1-Month USD-LIBOR + 2.250%) due 10/15/32(a)(b)	27,076
44,000	Series 2017-IMC, Class E, 5.169% (1-Month USD-LIBOR + 3.250%) due 10/15/32(a)(b)	44,151
118,000	Series 2018-MCSF, Class F, 4.565% (1-Month USD-LIBOR + 2.647%) due 4/15/35(a)(b)	116,974
117,000	BXMT Ltd., Series 2017-FL1, Class C, 3.889% (1-Month USD-LIBOR + 1.950%) due 6/15/35(a)(b)	117,127
1,698,362	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.324% due 5/10/50(b)(f)	141,389
	CFCRE Commercial Mortgage Trust:
1,386,913	Series 2017-C8, Class XA, 1.669% due 6/15/50(b)(f)	144,139
287,000	Series 2017-C8, Class XB, 0.956% due 6/15/50(b)(f)	20,564
118,000	CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 4.219% (1-Month USD-LIBOR + 2.300%) due 2/15/37(a)(b)	118,209
	CHT Mortgage Trust:
117,000	Series 2017-CSMO, Class A, 2.849% (1-Month USD-LIBOR + 0.930%) due 11/15/36(a)(b)	117,185
77,000	Series 2017-CSMO, Class E, 4.919% (1-Month USD-LIBOR + 3.000%) due 11/15/36(a)(b)	77,502
41,000	Series 2017-CSMO, Class F, 5.660% (1-Month USD-LIBOR + 3.741%) due 11/15/36(a)(b)	41,266
	CLNS Trust:
47,000	Series 2017-IKPR, Class D, 3.979% (1-Month USD-LIBOR + 2.050%) due 6/11/32(a)(b)	47,147
47,000	Series 2017-IKPR, Class E, 5.429% (1-Month USD-LIBOR + 3.500%) due 6/11/32(a)(b)	47,295
	Cold Storage Trust:
74,000	Series 2017-ICE3, Class A, 2.919% (1-Month USD-LIBOR + 1.000%) due 4/15/36(a)(b)	74,257
90,000	Series 2017-ICE3, Class C, 3.269% (1-Month USD-LIBOR + 1.350%) due 4/15/36(a)(b)	90,397
474,267	COLT Mortgage Loan Trust, Series 2017-1, Class A2, 2.819% due 5/27/47(a)(b)	472,064
	Commercial Mortgage Trust:
23,301,140	Series 2013-CR9, Class XA, 0.144% due 7/10/45(b)(f)	114,087
2,316,955	Series 2013-LC6, Class XA, 1.410% due 1/10/46(b)(f)	121,884
	Credit Suisse Commercial Mortgage Capital Trust:
70,000	Series 2017-CHOP, Class D, 3.819% (1-Month USD-LIBOR + 1.900%) due 7/15/32(a)(b)	70,351
107,000	Series 2017-LSTK, Class C, 3.229% due 4/5/33(a)	105,816
128,000	Series 2017-LSTK, Class D, 3.331% due 4/5/33(a)(b)	125,751
47,000	Series 2017-LSTK, Class E, 3.331% due 4/5/33(a)(b)	45,892
8,157,000	Series 2017-LSTK, Class XACP, 0.570% due 4/5/33(a)(b)(f)	93,161
2,969,000	Series 2017-LSTK, Class XBCP, 0.205% due 4/5/33(a)(b)(f)	13,896
	CSAIL Commercial Mortgage Trust:
823,944	Series 2017-C8, Class XA, 1.255% due 6/15/50(b)(f)	61,677
4,826,798	Series 2017-CX10, Class XA, 0.730% due 11/15/50(b)(f)	255,339
	Deephaven Residential Mortgage Trust:
367,823	Series 2017-1A, Class A1, 2.725% due 12/26/46(a)(b)	365,365
367,823	Series 2017-1A, Class A2, 2.928% due 12/26/46(a)(b)	365,352
118,000	GPMT Ltd., Series 2018-FL1, Class A, 2.796% (1-Month USD-LIBOR + 0.900%) due 11/21/35(a)(b)	118,000
	GS Mortgage Securities Corp. Trust:
77,000	Series 2017-500K, Class E, 3.419% (1-Month USD-LIBOR + 1.500%) due 7/15/32(a)(b)	77,096

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0% - (continued)
$ 53,000	Series 2017-500K, Class F, 3.719% (1-Month USD-LIBOR + 1.800%) due 7/15/32(a)(b)	$53,183
34,000	Series 2017-500K, Class G, 4.419% (1-Month USD-LIBOR + 2.500%) due 7/15/32(a)(b)	34,096
	GS Mortgage Securities Trust:
51,556	Series 2013-GC14, Class A2, 2.995% due 8/10/46	51,547
5,312,539	Series 2016-GS4, Class XA, 0.594% due 11/10/49(b)(f)	183,509
2,324,674	Series 2017-GS6, Class XA, 1.050% due 5/10/50(b)(f)	176,373
3,624,632	Series 2017-GS8, Class XA, 0.983% due 11/10/50(b)(f)	257,905
78,000	Hilton Orlando Trust, Series 2018-ORL, Class B, 2.969% (1-Month USD-LIBOR + 1.050%) due 12/15/34(a)(b)	78,074
	JP Morgan Chase Commercial Mortgage Securities Trust:
42,653	Series 2007-LD11, Class AM, 6.005% due 6/15/49(b)	43,336
20,467	Series 2007-LDPX, Class AM, 5.464% due 1/15/49(b)	20,520
3,600,329	Series 2014-C20, Class XA, 1.088% due 7/15/47(b)(f)	124,701
1,431,937	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class XA, 1.461% due 11/15/48(b)(f)	78,713
2,945,345	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, 0.762% due 12/15/49(b)(f)	142,124
	Morgan Stanley Capital I Trust:
164,000	Series 2011-C1, Class D, 5.426% due 9/15/47(a)(b)	169,860
2,200,636	Series 2016-BNK2, Class XA, 1.106% due 11/15/49(b)(f)	141,340
1,530,505	Series 2016-UB11, Class XA, 1.655% due 8/15/49(b)(f)	140,420
4,242,554	Series 2016-UB12, Class XA, 0.815% due 12/15/49(b)(f)	196,917
76,000	Series 2017-ASHF, Class D, 4.119% (1-Month USD-LIBOR + 2.200%) due 11/15/34(a)(b)	76,000
162,000	Series 2017-ASHF, Class E, 5.069% (1-Month USD-LIBOR + 3.150%) due 11/15/34(a)(b)	162,450
123,000	Series 2017-ASHF, Class F, 6.269% (1-Month USD-LIBOR + 4.350%) due 11/15/34(a)(b)	123,326
186,000	Series 2017-CLS, Class E, 3.869% (1-Month USD-LIBOR + 1.950%) due 11/15/34(a)(b)	186,919
206,000	Series 2017-CLS, Class F, 4.519% (1-Month USD-LIBOR + 2.600%) due 11/15/34(a)(b)	206,636
993,588	Series 2017-H1, Class XA, 1.455% due 6/15/50(b)(f)	88,381
	RAIT Trust:
126,911	Series 2017-FL7, Class A, 2.869% (1-Month USD-LIBOR + 0.950%) due 6/15/37(a)(b)	127,007
36,000	Series 2017-FL7, Class AS, 3.219% (1-Month USD-LIBOR + 1.300%) due 6/15/37(a)(b)	36,000
829,972	RCO Trust, Series 2017-INV1, Class A, 3.197% due 11/25/52(a)(b)	836,122
	Rosslyn Portfolio Trust:
35,000	Series 2017-ROSS, Class A, 2.869% (1-Month USD-LIBOR + 0.950%) due 6/15/33(a)(b)	35,088
35,000	Series 2017-ROSS, Class B, 3.169% (1-Month USD-LIBOR + 1.250%) due 6/15/33(a)(b)	35,088
390,438	SG Residential Mortgage Trust, Series 2017-1, Class A1, 3.709% due 4/25/47(a)(b)	385,595
	UBS Commercial Mortgage Trust:
1,894,755	Series 2012-C1, Class XA, 2.075% due 5/10/45(a)(b)(f)	123,085
1,377,694	Series 2017-C1, Class XA, 1.606% due 6/15/50(b)(f)	144,241
595,370	Verus Securitization Trust, Series 2018-1, Class A1, 2.929% due 2/25/48(a)(b)	591,543
	Wells Fargo Commercial Mortgage Trust:
2,899,902	Series 2015-LC22, Class XA, 0.882% due 9/15/58(b)(f)	137,036
6,192,926	Series 2015-NXS2, Class XA, 0.764% due 7/15/58(b)(f)	217,765
196,000	Series 2017-SMP, Class A, 2.794% (1-Month USD-LIBOR + 0.750%) due 12/15/34(a)(b)	196,058

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $11,278,063)	10,743,147

SENIOR LOANS - 3.7%
	Appvion Inc.:
542,000	8.480% (1-Month USD-LIBOR + 6.500%) due 7/2/18(c)	395,660
233,120	11.193% (3-Month USD-LIBOR + 9.250%) due 7/2/18	233,120
1,987,685	Crestwood Holdings LLC, due 3/3/23(g)	1,957,869

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
SENIOR LOANS - 3.7% - (continued)
$ 1,623,777	Internap Corp., 7.680% (1-Month USD-LIBOR + 5.750%) due 4/6/22	$1,633,244
1,463,040	LSC Communications Inc., 7.480% (1-Month USD-LIBOR + 5.500%) due 9/30/22	1,464,869
989,583	Reddy Ice Corp., 7.880% (3-Month USD-LIBOR + 5.500%) due 5/1/19	984,843

	TOTAL SENIOR LOANS (Cost - $6,824,752)	6,669,605

U.S. GOVERNMENT OBLIGATIONS - 0.8%
457,959	U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/19	455,937
	U.S. Treasury Notes:
640,000	2.000% due 8/31/21	628,175
250,000	2.125% due 9/30/21	246,182

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $1,354,723)	1,330,294

SOVEREIGN BONDS - 0.9%
Chile - 0.1%
200,000	Chile Government International Bond, 3.250% due 9/14/21	199,600

Dominican Republic - 0.1%
200,000	Dominican Republic International Bond, 7.500% due 5/6/21	209,396

Indonesia - 0.1%
200,000	Indonesia Government International Bond, 4.875% due 5/5/21	206,130

Israel - 0.1%
200,000	Israel Government International Bond, 4.000% due 6/30/22	204,815

Panama - 0.1%
100,000	Panama Government International Bond, 5.200% due 1/30/20	103,200

Peru - 0.2%
200,000	Corp. Financiera de Desarrollo SA, 3.250% due 7/15/19	200,100
200,000	Fondo MIVIVIENDA SA, 3.375% due 4/2/19	200,000

	Total Peru	400,100

Philippines - 0.2%
300,000	Philippine Government International Bond, 4.000% due 1/15/21	304,685

	TOTAL SOVEREIGN BONDS (Cost - $1,667,327)	1,627,926

Shares/Units
EXCHANGE TRADED FUND (ETF) - 15.1%
548,502	iShares Core 1-5 Year USD Bond(h) (Cost - $27,510,449)	26,969,843

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $168,606,597)	166,430,490

Face Amount
SHORT-TERM INVESTMENTS - 6.6%
TIME DEPOSITS - 4.9%
$ 2,367,672	BNP Paribas - Paris, 1.050% due 6/1/18	2,367,672
1,083,925	Brown Brothers Harriman - Grand Cayman, 1.050% due 6/1/18	1,083,925
5,320,883	National Australia Bank - London, 1.050% due 6/1/18	5,320,883

	TOTAL TIME DEPOSITS (Cost - $8,772,480)	8,772,480

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 1.7%
	U.S. Treasury Bills:
$ 550,000	1.657% due 6/7/18(i)	$549,849
1,050,000	1.776% due 7/19/18(i)	1,047,524
590,000	1.791% due 8/16/18(i)	587,693
450,000	1.914% due 9/20/18(i)	447,357
450,000	1.997% due 10/18/18(i)	446,594

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,079,086)	3,079,017

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,851,566)	11,851,497

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.9%
MONEY MARKET FUND - 0.9%
1,556,200	Federated Government Obligations Fund, Premier Class(j) (Cost - $1,556,200)	1,556,200

	TOTAL INVESTMENTS - 100.6% (Cost - $182,014,363#)	179,838,187

	Liabilities in Excess of Other Assets - (0.6)%	(1,051,239)

	TOTAL NET ASSETS - 100.0%	$178,786,948

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $58,843,282 and represents 32.91% of net assets.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Security is currently in default.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Interest only security.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	All or a portion of this security is on loan.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
STIBOR	—	Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	57.0%
Exchange Traded Fund (ETF)	15.0
Asset-Backed Securities	9.2
Collateralized Mortgage Obligations	6.0
Senior Loans	3.7
Sovereign Bonds	0.9
U.S. Government Agencies & Obligations	0.7
Short-Term Investments	6.6
Money Market Fund	0.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Low Duration Fixed Income Fund

At May 31, 2018, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	1,715,000	BBH	$2,006,345	6/14/18	$32,532	$—	$32,532
Swedish Krona	12,976,550	BBH	1,472,687	6/14/18	22,566	—	22,566

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$55,098	$—	$55,098

Currency Abbreviations used in this schedule:

EUR	—	Euro
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:

BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 64.1%
Australia - 0.6%
$ 550,000		BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(b)	$598,400
3,335,000		CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	3,291,902

		Total Australia	3,890,302

Austria - 0.2%
1,000,000		JBS Investments GmbH, Company Guaranteed Notes, 7.750% due 10/28/20	1,020,000
400,000		OAS Investments GmbH, Company Guaranteed Notes, 8.250% due 10/19/19(c)	33,000

		Total Austria	1,053,000

Bermuda - 1.3%
1,000,000		Catlin Insurance Co., Ltd., Junior Subordinated Notes, 5.330% (3-Month USD-LIBOR + 2.975%)(a)(b)(d)	980,500
600,000		Digicel Group Ltd., Senior Unsecured Notes, 8.250% due 9/30/20	454,500
2,711,000		Ship Finance International Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	2,722,606
4,100,000		Stolt-Nielsen Ltd., Senior Unsecured Notes, 6.375% due 9/21/22	3,946,250

		Total Bermuda	8,103,856

Brazil - 0.1%
400,000		Itau Unibanco Holding SA, Subordinated Notes, 6.200% due 12/21/21	413,200

British Virgin Islands - 2.1%
1,920,000		CNOOC Finance 2012 Ltd., Company Guaranteed Notes, 3.875% due 5/2/22	1,937,555
		CNPC General Capital Ltd., Company Guaranteed Notes:
3,000,000		2.750% due 5/14/19	2,991,009
2,000,000		3.950% due 4/19/22	2,028,831
3,000,000		Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	2,960,170
		Sinopec Group Overseas Development 2016 Ltd., Company Guaranteed Notes:
680,000		2.125% due 5/3/19	673,971
200,000		2.000% due 9/29/21	191,286
600,000		2.000% due 9/29/21(b)	573,859
		Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes:
1,000,000		3.000% due 4/12/22	976,064
200,000		3.000% due 4/12/22(b)	195,213

		Total British Virgin Islands	12,527,958

Canada - 0.9%
1,413,000		Avison Young Canada Inc., Senior Secured Notes, 9.500% due 12/15/21(b)	1,455,390
1,950,000		Emera Inc., Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	2,064,461
1,327,000		NOVA Chemicals Corp., Senior Unsecured Notes, 5.250% due 6/1/27(b)	1,257,333
801,000	CAD	Postmedia Network Inc., Senior Secured Notes, 8.250% due 7/15/21(b)	583,129

		Total Canada	5,360,313

Cayman Islands - 2.8%
1,000,000		Agromercantil Senior Trust, Company Guaranteed Notes, 6.250% due 4/10/19	1,011,260
		Alibaba Group Holding Ltd., Senior Unsecured Notes:
1,500,000		2.500% due 11/28/19	1,491,143
500,000		3.125% due 11/28/21	496,737
		CK Hutchison International 17 Ltd., Company Guaranteed Notes:
2,700,000		2.875% due 4/5/22	2,639,361
2,200,000		2.875% due 4/5/22(b)	2,148,840
1,091,489		Guanay Finance Ltd., Senior Secured Notes, 6.000% due 12/15/20	1,098,038

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Cayman Islands - 2.8% - (continued)
$ 73,643		Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/18	$72,538
280,000		Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	240,800
		SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes:
3,300,000		zero coupon, due 12/5/22	2,963,400
2,700,000		zero coupon, due 12/5/22(b)	2,424,600
		Tencent Holdings Ltd., Senior Unsecured Notes:
200,000		3.375% due 5/2/19	201,188
2,400,000		2.875% due 2/11/20	2,392,406

		Total Cayman Islands	17,180,311

Chile - 3.0%
4,500,000		Banco del Estado de Chile, Senior Unsecured Notes, 3.875% due 2/8/22	4,464,724
		Banco Santander Chile, Senior Unsecured Notes:
800,000		2.500% due 12/15/20(b)	776,880
1,700,000		3.875% due 9/20/22	1,684,218
400,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	406,500
1,030,000		Engie Energia Chile SA, Senior Unsecured Notes, 5.625% due 1/15/21	1,070,914
4,700,000		Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	4,741,274
600,000		Itau CorpBanca, Senior Unsecured Notes, 3.875% due 9/22/19	601,113
740,000		SACI Falabella, Senior Unsecured Notes, 3.750% due 4/30/23	718,386
4,000,000		Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	3,897,104

		Total Chile	18,361,113

Colombia - 1.1%
50,000		Ecopetrol SA, Senior Unsecured Notes, 7.625% due 7/23/19	52,245
1,600,000		Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 7.625% due 7/29/19	1,601,440
900,000		Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 5/7/21	897,660
4,100,000		Transportadora de Gas Internacional SA ESP, Senior Unsecured Notes, 5.700% due 3/20/22	4,165,600

		Total Colombia	6,716,945

Costa Rica - 0.3%
800,000		Banco de Costa Rica, Government Guaranteed Notes, 5.250% due 8/12/18	801,600
		Banco Nacional de Costa Rica, Senior Unsecured Notes:
480,000		4.875% due 11/1/18	480,000
400,000		5.875% due 4/25/21(b)	406,250

		Total Costa Rica	1,687,850

Denmark - 0.1%
600,000	EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(e)	701,430

France - 0.7%
600,000		BNP Paribas SA, Junior Subordinated Notes, 7.375% (5-Year USD Swap Rate + 5.150%)(a)(b)(d)	629,250
1,300,000		Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	1,415,266
2,000,000		Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(d)	2,080,000

		Total France	4,124,516

India - 2.2%
2,800,000		Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.500% due 7/29/20	2,768,775
3,680,000		Bharat Petroleum Corp., Ltd., Senior Unsecured Notes, 4.625% due 10/25/22	3,751,134
2,240,000		Indian Oil Corp., Ltd, Senior Unsecured Notes, 5.625% due 8/2/21	2,346,113
1,835,000		Oil India Ltd., Senior Unsecured Notes, 3.875% due 4/17/19	1,841,995

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
India - 2.2% - (continued)
$ 2,500,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.250% due 7/15/19	$2,494,500

	Total India	13,202,517

Israel - 0.6%
1,984,000	Delek & Avner Tamar Bond Ltd., Senior Secured Notes, 4.435% due 12/30/20(b)	1,968,505
1,600,000	Israel Electric Corp., Ltd., Senior Secured Notes, 5.625% due 6/21/18	1,600,400

	Total Israel	3,568,905

Italy - 0.5%
2,025,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	1,923,750
1,450,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%) (Restricted)(a)(d)	1,376,694

	Total Italy	3,300,444

Luxembourg - 0.2%
1,200,000	Euronav Luxembourg SA, Company Guaranteed Notes, 7.500% due 5/31/22(b)	1,197,000

Malaysia - 2.6%
4,600,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 3.466% due 11/19/20	4,588,588
600,000	IOI Investment L Bhd, Company Guaranteed Notes, 4.375% due 6/27/22	604,324
200,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	197,887
1,600,000	Petronas Capital Ltd., Company Guaranteed Notes, 3.125% due 3/18/22	1,580,869
3,480,000	Petronas Global Sukuk Ltd., Senior Unsecured Notes, 2.707% due 3/18/20	3,446,536
5,250,000	Wakala Global Sukuk Bhd, Senior Unsecured Notes, 4.646% due 7/6/21	5,482,575

	Total Malaysia	15,900,779

Marshall Islands - 1.9%
3,764,000	Borealis Finance LLC, Senior Secured Notes, 7.500% due 11/16/22(b)	3,740,663
3,200,000	Chembulk Holding LLC, Senior Secured Notes, 8.000% due 2/2/23(a)(b)	3,216,000
1,400,000	Eagle Bulk Shipco LLC, Senior Secured Notes, 8.250% due 11/28/22	1,421,000
2,800,000	Golar LNG Partners LP, Senior Unsecured Notes, 6.729% (3-Month USD-LIBOR + 4.400%) due 5/22/20(a)	2,751,000
326,000	Scorpio Tankers Inc., Senior Unsecured Notes, 2.375% due 7/1/19(b)	314,277

	Total Marshall Islands	11,442,940

Mauritius - 0.4%
2,600,000	UPL Corp., Ltd, Senior Unsecured Notes, 3.250% due 10/13/21	2,520,216

Mexico - 2.6%
	America Movil SAB de CV:
800,000	Company Guaranteed Notes, 5.000% due 3/30/20	824,527
2,600,000	Senior Unsecured Notes, 3.125% due 7/16/22	2,553,470
4,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 4.580%) due 1/30/24(a)	4,433,000
1,600,000	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	1,641,203
2,800,000	Comision Federal de Electricidad, Senior Unsecured Notes, 4.875% due 5/26/21	2,838,500
2,800,000	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	2,881,428
400,000	Grupo Idesa SA de CV, Company Guaranteed Notes, 7.875% due 12/18/20	356,000

	Total Mexico	15,528,128

Netherlands - 1.0%
2,000,000	Bharti Airtel International Netherlands BV, Company Guaranteed Notes, 5.125% due 3/11/23	1,989,368
1,500,000	Cooperatieve Rabobank UA, Junior Subordinated Notes, 11.000% (3-Month USD-LIBOR + 10.868%)(a)(b)(d)	1,606,875

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†		Security	Value
Netherlands - 1.0% - (continued)
$ 2,200,000		MPC Container Ships Invest BV, Senior Secured Notes, 6.998% (3-Month USD-LIBOR + 4.750%) due 9/22/22(a)(e)	$2,233,000

		Total Netherlands	5,829,243

Panama - 1.7%
3,325,000		Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 3.250% due 5/7/20 ..	3,287,594
300,000		Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	283,800
3,502,011		ENA Norte Trust, Pass-Thru Certificates, 4.950% due 4/25/23	3,545,786
3,000,000		Global Bank Corp., Senior Unsecured Notes, 5.125% due 10/30/19	3,041,100

		Total Panama	10,158,280

Paraguay - 0.0%
200,000		Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 6.750% due 12/13/22	204,200

Peru - 1.2%
		Banco de Credito del Peru, Senior Unsecured Notes:
400,000		2.250% due 10/25/19	394,500
3,000,000		5.375% due 9/16/20	3,114,000
3,500,000		Banco Internacional del Peru SAA, Senior Unsecured Notes, 5.750% due 10/7/20	3,653,125

		Total Peru	7,161,625

Philippines - 0.5%
650,000		BDO Unibank Inc., Senior Unsecured Notes, 2.625% due 10/24/21	623,747
2,500,000		Union Bank of the Philippines, Senior Unsecured Notes, 3.369% due 11/29/22	2,398,485

		Total Philippines	3,022,232

Singapore - 4.3%
		DBS Group Holdings Ltd.:
3,200,000		Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(d)	3,081,626
300,000		Senior Unsecured Notes, 2.537% (3-Month USD-LIBOR + 0.490%) due 6/8/20(a)	300,306
2,580,000		ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	2,460,311
4,200,000		Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.000% (5-Year USD Swap Rate + 2.203%) due 10/15/24(a)	4,218,340
3,500,000		PSA International Pte Ltd., Senior Unsecured Notes, 4.625% due 9/11/19	3,571,698
4,700,000		SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	4,580,808
3,200,000		Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	3,082,702
		United Overseas Bank Ltd., Subordinated Notes:
1,600,000		3.750% (5-Year USD Swap Rate + 1.995%) due 9/19/24(a)	1,601,449
3,100,000		3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	3,042,951
200,000		2.880% (5-Year USD Swap Rate + 1.654%) due 3/8/27(a)	192,227

		Total Singapore	26,132,418

Sweden - 0.1%
3,000,000	SEK	Samhallsbyggnadsbolaget i Norden AB, Senior Unsecured Notes, 3.900% (3-Month SEK-STIBOR + 3.900%) due 1/29/21(a)(e)	342,340

Switzerland - 0.4%
1,000,000		Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.598%)(a)(b)(d)	1,047,530
1,200,000		UBS Group Funding Switzerland AG, Company Guaranteed Notes, 7.000% (5-Year USD Swap Rate + 4.866%) (Restricted)(a)(d)	1,239,972

		Total Switzerland	2,287,502

United Kingdom - 1.3%
2,200,000		Barclays PLC, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 6.772%)(a)(d)	2,299,000
1,489,000		Inmarsat Finance PLC, Company Guaranteed Notes, 6.500% due 10/1/24(b)	1,432,716

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United Kingdom - 1.3% - (continued)
$ 2,150,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.760%)(a)(d)	$2,249,437
1,445,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(a)(d)	1,563,779

	Total United Kingdom	7,544,932

United States - 29.4%
4,429,000	A Schulman Inc., Company Guaranteed Notes, 6.875% due 6/1/23	4,651,557
1,784,000	Abbott Laboratories, Senior Unsecured Notes, 2.350% due 11/22/19	1,773,835
7,174,000	Activision Blizzard Inc., Senior Unsecured Notes, 6.125% due 9/15/23(b)	7,466,566
1,585,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month USD-LIBOR + 4.300%) due 6/15/45(a)(b)	1,656,325
155,272	America West Airlines Pass-Through Trust, Series 2000-1, Pass-Thru Certificates, 8.057% due 7/2/20	168,336
574,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27(b)(f)	560,741
1,291,000	American Express Co., Junior Subordinated Notes, 5.200% (3-Month USD-LIBOR + 3.428%)(a)(d)	1,310,365
	American International Group Inc., Junior Subordinated Notes:
520,000	5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	512,850
1,500,000	8.175% (3-Month USD-LIBOR + 4.195%) due 5/15/58(a)	1,893,750
373,000	Apple Inc., Senior Unsecured Notes, 2.869% (3-Month USD-LIBOR + 0.500%) due 2/9/22(a)	378,481
2,000,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	2,046,538
2,369,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	2,369,000
	Bank of America Corp., Junior Subordinated Notes:
260,000	5.875% (3-Month USD-LIBOR + 2.931%) (a)(d)	257,075
32,000	5.989% (3-Month USD-LIBOR + 3.630%) (a)(d)	32,160
2,360,000	6.300% (3-Month USD-LIBOR + 4.553%) (a)(d)	2,482,720
1,025,000	6.500% (3-Month USD-LIBOR + 4.174%) (a)(d)	1,087,781
1,315,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.950% (3-Month USD-LIBOR + 3.420%)(a)(d)	1,338,012
4,302,000	BI-LO LLC / BI-LO Finance Corp., Senior Secured Notes, 9.250% due 2/15/19(b)(c)	4,302,000
4,176,000	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(b)	4,181,061
1,800,000	Capital One Financial Corp., Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.800%)(a)(d)	1,840,500
6,333,000	Carolina Beverage Group LLC / Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(b)	6,349,466
2,065,000	Citigroup Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 4.059%)(a)(d)	2,121,787
1,000,000	Citizens Financial Group Inc., Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.960%)(a)(d)	1,016,250
	Comcast Corp., Company Guaranteed Notes:
93,000	3.000% due 2/1/24	89,629
186,000	3.300% due 2/1/27	175,254
405,383	Continental Airlines Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 5.983% due 4/19/22	432,665
380,770	Continental Airlines Class A-1 Pass-Through Trust, Series 2000-2, Pass-Thru Certificates, 7.707% due 4/2/21	407,880
95,149	Continental Airlines Class C-2 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 6.236% due 3/15/20	97,051
3,252,000	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(b)	3,203,220
1,347,000	Crescent Communities LLC / Crescent Ventures Inc., Senior Secured Notes, 8.875% due 10/15/21(b)	1,427,820
35,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(b)(d)	38,325

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 29.4% - (continued)
$ 1,060,000	Discover Financial Services, Junior Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.076%)(a)(d)	$1,030,850
576,000	Dollar Tree Inc., Senior Unsecured Notes, 3.055% (3-Month USD-LIBOR + 0.700%) due 4/17/20(a)	577,809
2,073,000	DXC Technology Co., Senior Unsecured Notes, 3.250% (3-Month USD-LIBOR + 0.950%) due 3/1/21(a)	2,075,112
8,272,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.861% (3-Month USD-LIBOR + 0.790%) due 6/12/20(a)	8,320,531
1,678,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	1,057,140
1,911,000	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(b)	1,891,890
2,980,000	General Electric Co., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.330%) (a)(d)	2,944,240
2,935,000	General Motors Financial Co., Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 3.598%)(a)(d)(f)	2,857,956
	Goldman Sachs Group Inc., Junior Subordinated Notes:
440,000	5.300% (3-Month USD-LIBOR + 3.834%)(a)(d)	432,300
2,766,000	5.375% (3-Month USD-LIBOR + 3.922%)(a)(d)	2,821,929
1,151,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(b)	1,140,929
10,497,000	HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(b)	10,651,306
	Hexion Inc., Senior Secured Notes:
1,123,000	10.000% due 4/15/20	1,111,770
2,518,000	10.375% due 2/1/22(b)	2,470,787
1,089,000	INVISTA Finance LLC, Senior Secured Notes, 4.250% due 10/15/19(b)	1,091,987
362,000	j2 Cloud Services LLC / j2 Global Co.-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(b)	362,905
	Jones Energy Holdings LLC / Jones Energy Finance Corp.:
1,739,000	Company Guaranteed Notes, 9.250% due 3/15/23	1,078,180
1,538,000	Senior Secured Notes, 9.250% due 3/15/23(b)	1,503,395
	JPMorgan Chase & Co., Junior Subordinated Notes:
500,000	5.829% (3-Month USD-LIBOR + 3.470%)(a)(d)	503,125
2,870,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(d)	3,104,048
1,485,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(a)(d)	1,448,320
1,500,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(b)(d)	1,650,000
2,410,000	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(b)	2,500,375
625,000	M&T Bank Corp., Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.520%)(a)(d)	617,187
2,404,000	Macquarie Infrastructure Corp., Senior Unsecured Notes, 2.000% due 10/1/23	2,139,171
1,674,000	McDermott Technology Americas Inc. / McDermott Technology US Inc., Company Guaranteed Notes, 10.625% due 5/1/24(b)	1,749,330
	MetLife Inc., Junior Subordinated Notes:
905,000	5.250% (3-Month USD-LIBOR + 3.575%)(a)(d)	920,838
1,195,000	5.875% (3-Month USD-LIBOR + 2.959%)(a)(d)	1,215,924
5,893,000	Michaels Stores Inc., Company Guaranteed Notes, 5.875% due 12/15/20(b)	5,951,930
275,000	Morgan Stanley, Junior Subordinated Notes, 5.550% (3-Month USD-LIBOR + 3.810%)(a)(d)	282,219
10,898,000	Mueller Industries Inc., Subordinated Notes, 6.000% due 3/1/27	10,707,285
325,000	Netflix Inc., Senior Unsecured Notes, 4.875% due 4/15/28(b)	308,783
1,630,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%)(a)(d)	1,601,475
1,000,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	1,105,000
	Reliance Holding USA Inc., Company Guaranteed Notes:
2,900,000	4.500% due 10/19/20	2,958,748
2,150,000	5.400% due 2/14/22	2,252,061

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
United States - 29.4% - (continued)
$ 1,283,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., Senior Secured Notes, 6.125% due 8/15/21(b)	$1,279,793
486,000	Salem Media Group Inc., Senior Secured Notes, 6.750% due 6/1/24(b)	459,270
1,488,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.000% due 8/1/27(b)	1,413,808
2,687,000	SiTV LLC / SiTV Finance Inc., Senior Secured Notes, 10.375% due 7/1/19(b)	1,719,680
7,237,000	Spirit AeroSystems Inc., Company Guaranteed Notes, 5.250% due 3/15/22	7,433,228
4,386,000	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	4,539,510
1,500,000	State Street Corp., Junior Subordinated Notes, 5.250% (3-Month USD-LIBOR + 3.597%)(a)(d)	1,531,875
1,360,000	SunTrust Banks Inc., Junior Subordinated Notes, 5.050% (3-Month USD-LIBOR + 3.102%) (a)(d)	1,337,900
	Tapestry Inc., Senior Unsecured Notes:
362,000	3.000% due 7/15/22	350,629
3,341,000	4.250% due 4/1/25	3,305,684
362,000	4.125% due 7/15/27	349,663
1,352,000	TEGNA Inc., Company Guaranteed Notes, 5.125% due 10/15/19	1,355,380
1,854,000	TI Group Automotive Systems LLC, Company Guaranteed Notes, 8.750% due 7/15/23(b)	1,932,795
1,319,343	Toll Road Investors Partnership II LP, Senior Secured Notes, zero coupon, due 2/15/45(b)	320,936
757,000	Triumph Group Inc., Company Guaranteed Notes, 7.750% due 8/15/25(b)	762,678
1,045,000	US Bancorp, Junior Subordinated Notes, 5.125% (3-Month USD-LIBOR + 3.486%)(a)(d)	1,069,819
201,000	Verizon Communications Inc., Senior Unsecured Notes, 3.443% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	200,932
1,240,000	Voya Financial Inc., Company Guaranteed Notes, 5.650% (3-Month USD-LIBOR + 3.580%) due 5/15/53(a)	1,252,400
635,000	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(a)(d)	628,333
181,000	Walt Disney Co., Senior Unsecured Notes, 2.950% due 6/15/27(f)	172,226
	Wells Fargo & Co., Junior Subordinated Notes:
2,060,000	5.875% (3-Month USD-LIBOR + 3.990%)(a)(d)	2,115,146
1,250,000	5.895% (3-Month USD-LIBOR + 3.770%)(a)(d)	1,265,313
835,000	Westmoreland Coal Co., Senior Secured Notes, 8.750% due 1/1/22(b)	217,100
2,764,000	Xerium Technologies Inc., Senior Secured Notes, 9.500% due 8/15/21(b)	2,881,470

	Total United States	178,001,403

	TOTAL CORPORATE BONDS & NOTES (Cost - $395,866,823)	387,465,898

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
SENIOR LOANS - 8.7%
	Appvion Inc.:
$ 2,164,000	8.480% (1-Month USD-LIBOR + 6.500%) due 7/2/18(e)	$1,579,720
931,069	11.193% (3-Month USD-LIBOR + 9.250%) due 7/2/18	931,069
1,909,196	Autoparts Holdings (No. 1) Ltd., 8.730% (1-Month USD-LIBOR + 6.750%) due 12/23/21	1,928,288
5,238,000	Bi Lo LLC, due 5/15/24(h)	5,063,418
5,685,911	Crestwood Holdings LLC, 9.420% (1-Month USD-LIBOR + 8.000%) due 3/3/23	5,600,622
	Dell International LLC:
3,790,504	3.740% (1-Month USD-LIBOR + 1.750%) due 9/7/21	3,787,130
2,149,200	3.990% (1-Month USD-LIBOR + 2.000%) due 9/7/23	2,146,514
3,251,907	Eastman Kodak Co., 8.347% (2-Month USD-LIBOR + 6.250%) due 9/3/19	2,991,755
2,228,637	Envigo Laboratories Inc., 10.840% (3-Month USD-LIBOR + 8.500%) due 11/3/21	2,228,637
4,647,354	Internap Corp., 7.680% (1-Month USD-LIBOR + 5.750%) due 4/6/22	4,674,448
719,563	Kingpin Intermediate Holdings LLC, 6.230% (1-Month USD-LIBOR + 4.250%) due 7/3/24	725,859
	Lee Enterprises Inc.:
115,764	8.230% (1-Month USD-LIBOR + 6.250%) due 3/31/19	115,764
1,614,459	12.000% (3-Month USD-LIBOR + 12.000%) due 12/15/22	1,662,893
4,185,600	LSC Communications Inc., 7.480% (1-Month USD-LIBOR + 5.500%) due 9/30/22	4,190,832
3,022,000	McDermott International Inc., due 5/12/25(h)	3,045,360
1,439,125	MND Holdings III Corp., 6.052% (3-Month USD-LIBOR + 3.750%) due 6/19/24	1,449,918
875,000	PMHC II Inc., due 3/30/26(h)	872,813
944,821	Real Alloy Holding Inc., 12.307% (3-Month USD-LIBOR + 10.000%) due 5/31/23(e)	944,821
3,243,854	Reddy Ice Corp., 7.880% (3-Month USD-LIBOR + 5.500%) due 4/1/19	3,228,316
625,000	Tacala Investment Corp., 5.159% (1-Month USD-LIBOR + 3.250%) due 1/31/25	628,125
187,583	Travel Leaders Group LLC, 7.001% (6-Month USD-LIBOR + 4.500%) due 1/25/24	189,145
4,709,906	YI LLC 6.302% (3-Month USD-LIBOR + 4.000%) due 11/7/24	4,700,957

	TOTAL SENIOR LOANS (Cost - $53,339,412)	52,686,404

SOVEREIGN BONDS - 7.3%
Chile - 1.3%
	Chile Government International Bond:
660,000	3.250% due 9/14/21	658,680
7,700,000	2.250% due 10/30/22	7,375,919

	Total Chile	8,034,599

Costa Rica - 0.2%
920,000	Costa Rica Government International Bond, 9.995% due 8/1/20	1,006,250

Dominican Republic - 0.3%
1,800,000	Dominican Republic International Bond, 7.500% due 5/6/21	1,884,564

India - 0.7%
	Export-Import Bank of India:
200,000	2.750% due 4/1/20	196,643
3,200,000	3.125% due 7/20/21	3,131,763
1,000,000	3.331% due 8/21/22(a)	1,000,240

	Total India	4,328,646

Indonesia - 1.1%
	Indonesia Government International Bond:
4,000,000	4.875% due 5/5/21	4,122,592
2,240,000	3.700% due 1/8/22	2,221,679

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
Indonesia - 1.1% - (continued)
$ 440,000	Perusahaan Penerbit SBSN Indonesia III, 6.125% due 3/15/19	$449,350

	Total Indonesia	6,793,621

Israel - 0.8%
4,600,000	Israel Government International Bond, 4.000% due 6/30/22	4,710,750

Mexico - 0.4%
2,200,000	Mexico Government International Bond, 3.625% due 3/15/22	2,197,866

Panama - 0.5%
3,000,000	Panama Government International Bond, 5.200% due 1/30/20	3,096,000

Peru - 0.4%
2,150,000	Fondo MIVIVIENDA SA, 3.500% due 1/31/23	2,082,812

Philippines - 1.1%
6,700,000	Philippine Government International Bond, 4.000% due 1/15/21	6,804,641

Poland - 0.5%
2,800,000	Republic of Poland Government International Bond, 5.125% due 4/21/21	2,935,996

	TOTAL SOVEREIGN BONDS (Cost - $45,192,337)	43,875,745

Shares/Units
PREFERRED STOCKS - 1.9%
Bermuda - 0.2%
29,008	Aspen Insurance Holdings Ltd., 5.625%(d)(f)	708,666
31,722	Axis Capital Holdings Ltd., 5.500%(d)	779,092

	Total Bermuda	1,487,758

United States - 1.7%
1,000	Dairy Farmers of America Inc., 7.875%(b)(d)	113,500
50,000	Delphi Financial Group Inc., 5.533% (3-Month USD-LIBOR + 3.190%)(a)	1,118,750
19,210	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	2,050,667
25,550	GMAC Capital Trust I, 8.128% (3-Month USD-LIBOR + 5.785%)(a)	667,111
54,847	Huntington Bancshares Inc., 6.250%(d)(f)	1,448,509
	Morgan Stanley:
95,960	5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	2,474,808
10,600	6.375% (3-Month USD-LIBOR + 3.708%)(a)(d)	286,730
4,400	6.875% (3-Month USD-LIBOR + 3.940%)(a)(d)	121,308
20,000	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	553,400
45,000	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	969,750
7,800	Regions Financial Corp., 6.375% (3-Month USD-LIBOR + 3.536%)(a)(d)	208,104
5,800	Wells Fargo & Co., 6.625% (3-Month USD-LIBOR + 3.690%)(a)(d)(f)	159,326

	Total United States	10,171,963

	TOTAL PREFERRED STOCKS (Cost - $11,999,131)	11,659,721

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Shares/Units	Security	Value
COMMON STOCKS - 0.3%
Colombia - 0.0%
8,481	Frontera Energy Corp.	$248,476

United States - 0.3%
42	Real Alloy Holding Inc.*(e)(g)	1,666,646

	TOTAL COMMON STOCKS (Cost - $2,615,054)	1,915,122

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $509,012,757)	497,602,890

Face Amount
SHORT-TERM INVESTMENTS - 20.2%
COMMERCIAL PAPERS - 13.7%
$ 5,196,000	Arconic Inc., 2.674% due 6/13/18(i)	5,191,609
8,425,000	AutoNation Inc., 2.402% due 6/12/18(i)	8,418,386
4,008,000	Boston Scientific Corp., 2.354% due 6/20/18(i)	4,002,952
8,971,000	Discovery Communications LLC, 2.504% due 6/22/18(i)	8,957,805
7,756,000	EI du Pont de Nemours & Co., 2.257% due 6/25/18(i)	7,743,682
7,530,000	Johnson Controls International PLC, 2.307% due 6/13/18(i)	7,523,936
7,834,000	Marriott International Inc., 2.306% due 6/8/18(i)	7,830,161
6,412,000	Molex Electronic Technologies LLC, 2.284% due 6/15/18(i)	6,405,481
8,284,000	Newell Brands Inc., 2.555% due 6/5/18(i)	8,281,331
9,075,000	Rogers Communications Inc., 2.328% due 7/26/18(e)(i)	9,041,375
9,690,000	Thomson Reuters Corp., 2.406% due 6/18/18(i)	9,679,893

	TOTAL COMMERCIAL PAPERS (Cost - $83,080,053)	83,076,611

TIME DEPOSITS - 6.5%
3,049,976	Banco Santander SA - Frankfurt, 1.050% due 6/1/18	3,049,976
31,774,222	JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	31,774,222
4,551,590	Standard Chartered Bank - London, 1.050% due 6/1/18	4,551,590

	TOTAL TIME DEPOSITS (Cost - $39,375,788)	39,375,788

	TOTAL SHORT-TERM INVESTMENTS (Cost - $122,455,841)	122,452,399

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.7%
MONEY MARKET FUND - 0.7%
4,158,308	Federated Government Obligations Fund, Premier Class(j) (Cost - $4,158,308)	4,158,308

	TOTAL INVESTMENTS - 103.2% (Cost - $635,626,906#)	624,213,597

	Liabilities in Excess of Other Assets - (3.2)%	(19,231,212)

	TOTAL NET ASSETS - 100.0%	$604,982,385

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amount to approximately $109,293,004 and represents 18.07% of net assets.
(c)	Security is currently in default.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	All or a portion of this security is on loan.
(g)	Illiquid security.
(h)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rate shown represents yield-to-maturity.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
STIBOR	—	Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	62.1%
Senior Loans	8.4
Sovereign Bonds	7.0
Preferred Stocks	1.9
Common Stocks	0.3
Short-Term Investments	19.6
Money Market Fund	0.7

100.0%

^	As a percentage of total investments.

At May 31, 2018, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.

The unrealized appreciation on the open contracts was as follows:

							Net
							Unrealized
	Local			Settlement	Unrealized	Unrealized	Appreciation/
Foreign Currency	Currency	Counterparty	Market Value	Date	Appreciation	(Depreciation)	(Depreciation)
Contracts to Sell:
Euro	600,000	BBH	$701,928	6/14/18	$19,032	$—	$19,032
Swedish Krona	2,934,850	BBH	333,071	6/14/18	5,103	—	5,103

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$24,135	$—	$24,135

Schedules of Investments

(unaudited) (continued)

Destinations Global Fixed Income Opportunities Fund

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
EUR	—	Euro
SEK	—	Swedish Krona

Counterparty Abbreviations used in this schedule:

BBH	—	Brown Brothers Harriman & Co.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 74.6%
Alaska - 0.5%
$ 1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	$1,166,030

Arizona - 0.5%
1,000,000	AAA	City of Scottsdale AZ, GO, Project 2004 Preserve Acquisition, 5.000% due 7/1/23	1,144,080

California - 4.2%
		Bay Area Toll Authority, Revenue Bonds, Senior Sanitary Francisco Bay Area Toll:
3,000,000	AA	2.000% due 4/1/53(a)	2,930,280
2,000,000	AA	2.125% due 4/1/53(a)	1,950,720
3,500,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series C, 1.000% due 8/15/53(a)	3,462,060
1,500,000	Aa2(b)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,847,940

		Total California	10,191,000

Connecticut - 2.3%
4,465,000	AAA	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Yale University, Series V1, 0.630% due 7/1/36(a)	4,465,000
1,000,000	AAA	State of Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds, Series B, 5.000% due 6/1/22	1,118,210

		Total Connecticut	5,583,210

Delaware - 1.5%
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(c)	3,668,318

Florida - 1.1%
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Department Transportation, Series C, 4.375% due 7/1/37	2,641,350

Georgia - 1.9%
3,835,000	AAA	State of Georgia, GO, Series C, 5.000% due 7/1/29.	4,622,862

Hawaii - 0.2%
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	592,580

Idaho - 1.3%
2,830,000	Aa1(b)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	3,157,997

Iowa - 0.6%
1,155,000	Aa1(b)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25.	1,335,607

Kansas - 0.4%
1,000,000	Aa2(b)	Geary County Unified School District No 475, GO, Series B, 5.000% due 9/1/20	1,064,960

Kentucky - 0.5%
1,000,000	A-	Kentucky State Property & Building Commission, Revenue Bonds, Series B, 5.000% due 11/1/27	1,141,250

Louisiana - 0.7%
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Lctcs Acourt 391 Project, 5.000% due 10/1/26	1,748,325

Maryland - 7.0%
4,230,000	AAA	County of Baltimore MD, GO, Refunding Consolidated Public Improvement, Series B, 4.500% due 9/1/24	4,786,457
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,025,575
		County of Prince George’s MD, GO, Consolidated Public Improvement:
3,595,000	AAA	Series A, 5.000% due 7/15/22	4,021,834
2,065,000	AAA	Series C, 4.000% due 8/1/26	2,226,442
2,630,000	AAA	State of Maryland, GO, Series C, 5.000% due 8/1/23	3,010,640

		Total Maryland	17,070,948

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Massachusetts - 0.2%
$ 500,000	AA+	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series N, 1.450% due 7/1/41(a)	$491,100

Michigan - 0.6%
		Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Credit Group, Series C:
750,000	AA-	5.000% due 12/1/19	784,710
700,000	AA-	5.000% due 12/1/20	750,442

		Total Michigan	1,535,152

Minnesota - 3.2%
		State of Minnesota, GO:
3,000,000	AA+	Series D, 5.000% due 8/1/25	3,540,390
3,685,000	AA+	Various Purpose, Series A, 5.000% due 8/1/26	4,253,153

		Total Minnesota	7,793,543

Mississippi - 1.8%
		State of Mississippi, GO, Series A:
2,500,000	AA	5.000% due 10/1/29	2,975,675
1,250,000	AA	5.000% due 10/1/34	1,466,425

		Total Mississippi	4,442,100

Missouri - 1.2%
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,915,900

Nevada - 3.0%
		Clark County School District, GO, Series A:
1,500,000	A+	5.000% due 6/15/24	1,707,810
2,500,000	A+	5.000% due 6/15/25	2,874,575
2,250,000	AA+	County of Clark NV, GO, Stadium Improvements, Series A, 5.000% due 6/1/35	2,655,180

		Total Nevada	7,237,565

New York – 10.9%
		City of New York NY, GO:
2,825,000	AA+	Adjusted Fiscal 2015 Subordinated, Series F4, 1.160% due 6/1/44(a)	2,825,000
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,339,741
1,325,000	AA	Series E1, 5.250% due 3/1/34	1,590,040
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,161,660
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,554,070
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,000,000	AAA	Series A3, 4.000% due 8/1/42	2,093,680
3,700,000	AAA	Series A5, 0.900% due 8/1/41(a)	3,700,000
2,500,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Revolving Funds-NYC Municipal Water, Series D, 5.000% due 6/15/19	2,588,350
1,400,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Two Hundred Ninth Series, 5.000% due 7/15/36	1,649,354
5,000,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Gem Subordinated, Series B3, 1.100% due 1/1/32(a)	5,000,000

		Total New York	26,501,895

North Carolina - 2.0%
4,000,000	AAA	State of North Carolina, GO, Series A, 5.000% due 6/1/26	4,787,520

Ohio - 2.7%
4,000,000	AAA	City of Columbus OH, GO, Series 2017-1, 5.000% due 4/1/24	4,628,000

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Ohio - 2.7% - (continued)
$ 2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 1.100% due 12/1/36(a)	$2,000,000

		Total Ohio	6,628,000

Oklahoma - 0.2%
500,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, Mustang Public School Project, 5.000% due 9/1/26	583,240

Oregon - 2.3%
5,505,000	AA+	Portland Community College District, GO, 5.000% due 6/15/18	5,511,166

Pennsylvania - 0.9%
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, PPL Electric Utilities Corp., Series A, 1.800% due 9/1/29(a)	975,530
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, Lafayette College, 5.000% due 11/1/27	1,207,490

		Total Pennsylvania	2,183,020

Rhode Island - 1.0%
2,000,000	AA+	Rhode Island Health & Educational Building Corp., Revenue Bonds, Brown University, Series A, 5.000% due 9/1/29	2,410,240

South Carolina - 1.4%
2,500,000	AAA	County of Charleston SC, GO, Transportation Sales Tax, Series C, 5.000% due 11/1/27	3,042,100
250,000	AA+	Town of Mount Pleasent SC Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 6/1/31	296,290

		Total South Carolina	3,338,390

Tennessee - 3.9%
3,000,000	AA+	County of Shelby TN, GO, Series A, 5.000% due 4/1/31	3,556,620
5,000,000	AAA	State of Tennessee, GO, Series A, 5.000% due 2/1/25	5,872,700

		Total Tennessee	9,429,320

Texas - 8.8%
250,000	Aa2(b)	City of Houston TX Combined Utility System Revenue, Revenue Bonds, Series B, 4.000% due 11/15/21	266,487
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,210,425
1,000,000	AAA	Houston Independent School District, GO, Schoolhouse, Series A2, PSF-GTD-Insured, 3.000% due 6/1/39(a)	1,011,350
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,426,415
1,195,000	Aaa(b)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,413,243
3,000,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien, Series A, 5.000% due 5/15/36	3,518,310
2,655,000	AAA	State of Texas, GO, Transportation Commission Highway Improvement, Series A, 5.000% due 4/1/26	3,140,546
2,500,000	AAA	Texas A&M University, Revenue Bonds, Revenues Financing System, Series E, 5.000% due 5/15/26	2,965,725
5,000,000	AAA	Texas Water Development Board, Revenue Bonds, St Water Implementation Fund, Series A, 5.000% due 10/15/26	5,958,800
400,000	AA+	Trinity River Authority LLC Denton Creek Wastewater Treatment System Revenue, Revenue Bonds, Regional Treatment System, 5.000% due 2/1/22	440,928

		Total Texas	21,352,229

Virginia - 4.5%
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,163,080
		County of Fairfax VA, GO, Public Improvement, Series A:
250,000	AAA	4.000% due 10/1/27	276,495
3,000,000	AAA	5.000% due 10/1/27	3,624,870

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Face Amount	Rating††	Security	Value
Virginia - 4.5% - (continued)
$ 3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Transn Fund Senior Lien, Series A, 5.000% due 7/1/35	$3,755,167

		Total Virginia	10,819,612

Washington - 2.3%
500,000	AA+	Pierce County School District No 3 Puyallup, GO, 5.000% due 12/1/34	583,875
5,000,000	AA+	State of Washington, GO, Motor Vehicle Fuel Tax, 5.000% due 7/1/18	5,013,500

		Total Washington	5,597,375

West Virginia - 1.0%
2,000,000	AA-	State of West Virginia, GO, Series B, 5.000% due 6/1/35	2,369,420

		TOTAL MUNICIPAL BONDS (Cost - $182,496,479)	181,055,304

SHORT-TERM INVESTMENTS - 27.1%
MUNICIPAL BONDS - 16.0%
2,000,000	MIG1(b)	City of Houston TX, GO, 5.000% due 6/29/18	2,006,220
3,000,000	SP-1+	Colorado State Education Loan Program, Revenue Notes, Series A, 5.000% due 6/28/18	3,009,079
5,000,000	SP-1+	County of Erie NY, GO, 2.000% due 6/30/18	5,004,350
3,000,000	SP-1+	San Diego Unified School District, GO, Series A, 3.000% due 6/29/18	3,004,879
5,000,000	MIG1(b)	School District of Broward County, GO, 2.000% due 6/15/18	5,002,022
1,400,000	SP-1+	State of Colorado, Revenue Notes, Series A, 4.000% due 6/27/18	1,403,042
3,375,000	SP-1+	State of Idaho, GO, 4.000% due 6/29/18	3,382,763
7,500,000	SP-1+	State of Oregon, GO, Series A, 5.000% due 9/28/18	7,585,801
8,500,000	SP-1+	State of Texas, Revenue Notes, 4.000% due 8/30/18	8,555,250

		TOTAL MUNICIPAL BONDS (Cost - $38,973,897)	38,953,406

TIME DEPOSITS - 11.1%
26,838,006		Banco Santander SA - Frankfurt, 1.050% due 6/1/18	26,838,006
104,392		Sumitomo Mitsui Banking Corp. - Tokyo, 1.050% due 6/1/18	104,392

		TOTAL TIME DEPOSITS (Cost - $26,942,398)	26,942,398

		TOTAL SHORT-TERM INVESTMENTS (Cost - $65,916,295)	65,895,804

		TOTAL INVESTMENTS - 101.7% (Cost - $248,412,774#)	246,951,108

		Liabilities in Excess of Other Assets - (1.7)%	(4,196,504)

		TOTAL NET ASSETS - 100.0%	$242,754,604

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(b)	Rating by Moody’s Investors Service.
(c)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Destinations Municipal Fixed Income Fund

Abbreviations used in this schedule:

GO	—	General Obligation
LLC	—	Limited Liability Company
PSF-GTD	—	Permanent School Fund Guaranteed

See pages 119-121 for definitions of ratings.

Summary of Investments by Security Industry^
General Obligation	44.1%
Education	11.7
Water and Sewer	7.3
Transportation	7.3
Health Care Providers and Services	2.0
Single Family Housing	0.5
Development	0.4
Short-Term Investments	26.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†		Security	Value
CORPORATE BONDS & NOTES - 25.3%
Basic Materials - 0.9%
		Hexion Inc., Senior Secured Notes:
$ 1,960,000		6.625% due 4/15/20	$1,849,750
2,334,000		10.000% due 4/15/20	2,310,660
1,056,000		Hexion Inc. / Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20(a)	884,400
2,775,000		Venator Finance SÀRL / Venator Materials LLC, Company Guaranteed Notes, 5.750% due 7/15/25(b)	2,719,500

		Total Basic Materials	7,764,310

Communications - 6.9%
3,180,000		Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(b)(c)	3,100,500
2,795,000		Altice Luxembourg SA, Company Guaranteed Notes, 7.750% due 5/15/22(b)(c)	2,683,200
5,546,000		Avaya Inc., Senior Secured Notes, 7.000% due 4/1/19(b)(d)(e)	–
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp., Senior Unsecured Notes, 5.125% due 5/1/27(b)	1,638,437
2,500,000		Ciena Corp., Senior Unsecured Notes, 3.750% due 10/15/18(b)(c)	2,947,453
2,500,000		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	2,490,625
2,100,000		Comunicaciones Celulares SA Via Comcel Trust, Senior Unsecured Notes, 6.875% due 2/6/24	2,147,250
8,659,000		Consolidated Communications Inc., Company Guaranteed Notes, 6.500% due 10/1/22(a)	8,052,870
		Digicel Ltd., Company Guaranteed Notes:
4,450,000		6.750% due 3/1/23(b)(c)	3,882,625
3,820,000		6.750% due 3/1/23(c)	3,311,463
3,440,000		EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24(c)	3,723,800
5,000,000		Frontier Communications Corp., Secured Notes, 8.500% due 4/1/26(b)	4,843,750
158,000		GDS Holdings Ltd., Senior Unsecured Notes, 2.000% due 6/1/25(b)(d)	158,000
13,298,000		HC2 Holdings Inc., Senior Secured Notes, 11.000% due 12/1/19(b)(c)	13,493,481
		Intelsat Jackson Holdings SA:
3,980,000		Company Guaranteed Notes, 9.750% due 7/15/25(b)	4,129,250
2,617,000		Senior Secured Notes, 8.000% due 2/15/24(b)	2,767,478
2,380,000		Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(b)(c)	2,370,361
		VTR Finance BV, Senior Secured Notes:
1,050,000		6.875% due 1/15/24(b)	1,070,895
1,200,000		6.875% due 1/15/24	1,223,880

		Total Communications	64,035,318

Consumer Cyclical - 2.2%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
1,425,000		6.250% due 4/1/25(a)	1,407,188
1,230,000		6.500% due 4/1/27(a)	1,201,587
		Codere Finance 2 Luxembourg SA, Senior Secured Notes:
2,000,000	EUR	6.750% due 11/1/21	2,262,790
2,625,000		7.625% due 11/1/21	2,526,037
7,593,000		JC Penney Corp. Inc., Senior Secured Notes, 5.875% due 7/1/23(b)	6,957,086
3,828,000		Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes, 8.000% due 10/15/21(b)(c)	2,737,020
1,667,000		Pinnacle Entertainment Inc., Senior Unsecured Notes, 5.625% due 5/1/24(c)	1,746,183
1,231,000		Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(b)	1,261,775

		Total Consumer Cyclical	20,099,666

Consumer Non-cyclical - 4.5%
1,200,000		Adecoagro SA, Senior Unsecured Notes, 6.000% due 9/21/27(b)(c)	1,050,000
750,000		Chobani LLC / Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(b)	721,875
		CHS/Community Health Systems Inc., Senior Secured Notes:
2,450,000		5.125% due 8/1/21(a)	2,302,240

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Security	Value
Consumer Non-cyclical - 4.5% - (continued)
$ 994,000	6.250% due 3/31/23	$926,905
8,878,000	Endo Dac / Endo Finance LLC / Endo Finco Inc., Company Guaranteed Notes, 6.000% due 2/1/25(b)	6,303,380
1,500,000	Endo Finance LLC, Company Guaranteed Notes, 5.750% due 1/15/22(b)	1,248,750
4,000,000	Hertz Corp., Company Guaranteed Notes, 5.875% due 10/15/20	3,850,800
	Kindred Healthcare Inc., Company Guaranteed Notes:
3,906,000	8.000% due 1/15/20(c)	4,159,851
3,364,000	6.375% due 4/15/22(c)	3,451,363
100,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, Company Guaranteed Notes, 4.875% due 4/15/20(b)	96,250
3,927,000	Rent-A-Center Inc., Company Guaranteed Notes, 4.750% due 5/1/21	3,671,745
4,910,000	Sotera Health Holdings LLC, Senior Unsecured Notes, 6.500% due 5/15/23(b)(c)	4,971,375
5,000,000	Valeant Pharmaceuticals International Inc., Company Guaranteed Notes, 9.000% due 12/15/25(b)	5,231,250
4,077,000	Vector Group Ltd., Senior Secured Notes, 6.125% due 2/1/25(b)(c)	3,995,460

	Total Consumer Non-cyclical	41,981,244

Diversified - 0.4%
3,871,000	HRG Group Inc., Senior Unsecured Notes, 7.750% due 1/15/22(c)	3,976,291

Energy - 3.3%
3,920,000	Antero Resources Corp., Company Guaranteed Notes, 5.000% due 3/1/25(c)	3,894,285
4,736,000	California Resources Corp., Secured Notes, 8.000% due 12/15/22(b)	4,179,520
750,000	Chesapeake Energy Corp., Company Guaranteed Notes, 8.000% due 1/15/25(c)	745,312
2,996,000	Continental Resources Inc., Company Guaranteed Notes, 4.900% due 6/1/44(c)	2,948,781
1,800,000	Enbridge Energy Partners LP, Junior Subordinated Notes, 6.106% (3-Month USD-LIBOR + 3.798%) due 10/1/37(c)(f)	1,786,500
	EP Energy LLC / Everest Acquisition Finance Inc.:
	Company Guaranteed Notes:
742,000	7.750% due 9/1/22	545,370
4,310,000	6.375% due 6/15/23	2,736,850
5,458,000	Secured Notes, 9.375% due 5/1/24(b)	4,311,820
	Sable Permian Resources Land LLC / AEPB Finance Corp., Senior Unsecured Notes:
6,336,000	7.125% due 11/1/20(b)	4,308,480
3,242,000	7.375% due 11/1/21(b)	2,204,560
	Transocean Inc., Company Guaranteed Notes:
690,000	9.000% due 7/15/23(b)(c)	743,475
150,000	7.500% due 1/15/26(b)	152,063
1,350,000	Transportadora de Gas del Sur SA, Senior Unsecured Notes, 6.750% due 5/2/25(b)	1,296,000
1,449,000	Ultra Resources Inc., Company Guaranteed Notes, 6.875% due 4/15/22(b)	972,641

	Total Energy	30,825,657

Financial - 4.4%
2,526,000	Abe Investment Holdings Inc. / Getty Images Inc., Senior Unsecured Notes, 7.000% due 10/15/20(b)(c)	2,248,140
960,000	Acrisure LLC / Acrisure Finance Inc., Senior Unsecured Notes, 7.000% due 11/15/25(b)(c)	895,200
36,032	Capital Southwest Corp., Corporate Unsecured Notes, 5.950% due 12/15/22(a)	944,038
3,807,000	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(b)(c)	3,657,004
3,513,000	Genworth Holdings Inc., Company Guaranteed Notes, 7.625% due 9/24/21	3,469,087
4,213	Hercules Capital Inc., Corporate Unsecured Notes , 6.250% due 7/30/24	106,168
	ILFC E-Capital Trust I, Limited Guaranteed Notes:
7,287,000	4.640% due 12/21/65(b)(f)	6,886,215
434,000	4.640% due 12/21/65(f)	410,130
3,250,000	JPMorgan Chase & Co., Junior Subordinated Notes, 5.829% (3-Month USD-LIBOR + 3.470%) (c)(f)(g)	3,270,312
24,762	KCAP Financial Inc., Corporate Unsecured Notes, 6.125% due 9/30/22	626,479

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Security	Value
Financial - 4.4% - (continued)
$ 12,912	MVC Capital Inc., Corporate Unsecured Notes, 6.250% due 11/30/22	$331,193
4,590,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 4.622% (3-Month USD-LIBOR + 2.320%)(c)(f)(g)	4,544,100
4,213,000	State Street Corp., Junior Subordinated Notes, 3.125% (3-Month USD-LIBOR + 1.000%) due 6/15/47(c)(f)	3,781,167
21,189	TriplePoint Venture Growth BDC Corp., Corporate Unsecured Notes, 5.750% due 7/15/22	536,082
1,207,000	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, Company Guaranteed Notes, 8.250% due 10/15/23(c)	1,176,463
7,915,000	USB Realty Corp., Junior Subordinated Notes, 3.495% (3-Month USD-LIBOR + 1.147%) (b)(c)(f)(g)	7,192,756
750,000	WeWork Cos., Inc., Company Guaranteed Notes, 7.875% due 5/1/25(b)	706,043

	Total Financial	40,780,577

Industrial - 1.0%
985,000	Aeropuertos Argentina 2000 SA, Senior Secured Notes, 6.875% due 2/1/27(b)(c)	964,335
2,355,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(b)(c)	2,307,900
2,625,000	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(b)(c)	2,578,380
2,853,000	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34(c)	2,931,457

	Total Industrial	8,782,072

Technology - 1.3%
7,963,516	DynCorp International Inc., Secured Notes, 11.875% (10.375% cash and 1.500% PIK) due 11/30/20(c)(h)	8,321,874
1,750,000	Microchip Technology Inc., Senior Subordinated Notes, 1.625% due 2/15/25(c)	3,321,229

	Total Technology	11,643,103

Utilities - 0.4%
2,245,000	Capex SA, Senior Unsecured Notes, 6.875% due 5/15/24	2,117,686
	FirstEnergy Solutions Corp., Company Guaranteed Notes:
393,000	6.050% due 8/15/21(e)	198,465
104,000	6.800% due 8/15/39(e)	52,520
1,579,000	Talen Energy Supply LLC, Company Guaranteed Notes, 10.500% due 1/15/26(b)	1,468,470

	Total Utilities	3,837,141

	TOTAL CORPORATE BONDS & NOTES (Cost - $238,251,024)	233,725,379

SENIOR LOANS - 10.6%
2,747,742	Acrisure LLC, 6.609% (3-Month USD-LIBOR + 4.250%) due 11/22/23	2,763,762
2,800,000	Asurion LLC, 7.980% (1-Month USD-LIBOR + 6.000%) due 8/4/25	2,865,800
4,468,800	Avaya Inc., 6.684% (1-Month USD-LIBOR + 4.750%) due 12/15/24	4,492,395
1,695,000	California Resources Corp., 12.336% (1-Month USD-LIBOR + 10.375%) due 12/31/21	1,899,468
4,472,032	Chobani LLC, 5.480% (1-Month USD-LIBOR + 3.500%) due 10/10/23	4,477,622
4,932,041	Communications Sales & Leasing Inc., 4.980% (1-Month USD-LIBOR + 3.000%) due 10/24/22	4,790,245
1,196,978	Consolidated Communications Inc., 4.990% (1-Month USD-LIBOR + 3.000%) due 10/5/23	1,189,497
3,150,854	DigiCert Inc., 6.730% (1-Month USD-LIBOR + 4.750%) due 10/31/24	3,142,977
1,261,495	DynCorp International Inc., 7.948% (1-Month USD-LIBOR + 6.000%) due 7/7/20	1,264,119
2,069,969	EIG Investors Corp., 6.317% (1/3-Month USD-LIBOR + 4.000%) due 2/9/23	2,077,732
	Equinox Holdings Inc.:
3,217,581	4.980% (1-Month USD-LIBOR + 3.000%) due 3/8/24	3,225,625
1,000,000	8.980% (1-Month USD-LIBOR + 7.000%) due 9/6/24	1,022,000
5,157,499	Evergreen Skills Lux SÀRL, 6.730% (1-Month USD-LIBOR + 4.750%) due 4/28/21	4,821,178
1,050,000	Genworth Holdings Inc., 6.428% (1-Month USD-LIBOR + 4.500%) due 3/7/23	1,069,688
13,281,535	Getty Images Inc., 5.802% (3-Month USD-LIBOR + 3.500%) due 10/18/19	12,854,932

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount/ Units/Shares†	Ratings††	Security	Value
SENIOR LOANS - 10.6% - (continued)
		Golden Entertainment Inc.:
$ 1,650,000		due 10/21/24(i)	$1,656,880
1,530,000		due 10/20/25(i)	1,558,688
675,000		Heartland Dental, LLC, due 4/30/25(i)	675,635
4,925,460		Hoya Midco LLC, 5.480% (1-Month USD-LIBOR + 3.500%) due 6/30/24	4,931,617
7,595,000		La Paloma Generating Co. LLC, 9.250% due 2/20/20(d)(e)(j)	189,875
		McAfee LLC:
1,910,400		6.468% (1-Month USD-LIBOR + 4.500%) due 9/30/24	1,922,607
1,600,000		10.468% (1-Month USD-LIBOR + 8.500%) due 9/29/25	1,622,496
2,700,000		McDermott International Inc., 6.908% (1-Month USD-LIBOR + 5.000%) due 5/12/25	2,720,871
2,987,012		Navistar Inc., 5.430% (1-Month USD-LIBOR + 3.500%) due 11/6/24	2,999,468
873,777		Neiman Marcus Group Ltd. LLC, 5.173% (1-Month USD-LIBOR + 3.250%) due 10/25/20	772,925
3,963,474		ProQuest LLC, 5.730% (1-Month USD-LIBOR + 3.750%) due 10/24/21	4,003,109
2,730,159		QCP SNF East REIT LLC, 7.230% (1-Month USD-LIBOR + 5.250%) due 10/31/22	2,752,901
406,808		Quorum Health Corp., 8.730% (1-Month USD-LIBOR + 6.750%) due 4/29/22	412,764
6,230,625		Scientific Games International Inc., 4.730% (1-Month USD-LIBOR + 2.750%) due 8/14/24	6,247,198
3,117,343		Southern Pacific Resource Corp., 14.250% due 3/31/19(d)(e)(j)	–
2,317,748		Supervalu Inc., 5.480% (1-Month USD-LIBOR + 3.500%) due 6/8/24	2,318,466
		Syniverse Holdings Inc.:
2,250,000		6.928% (1-Month USD-LIBOR + 5.000%) due 3/9/23	2,252,092
1,200,000		10.928% (1-Month USD-LIBOR + 9.000%) due 3/11/24	1,191,996
4,293,794		Uber Technologies Inc., 5.980% (1-Month USD-LIBOR + 4.000%) due 7/13/23	4,300,965
3,226,247		UOS LLC, 7.480% (1-Month USD-LIBOR + 5.500%) due 4/18/23	3,282,706

		TOTAL SENIOR LOANS (Cost - $97,864,495)	97,770,299

MUNICIPAL BONDS - 1.5%
Ohio - 0.2%
2,539,000	NR	Ohio Air Quality Development Authority, Revenue Bonds, First Energy Generation Corp., Series A, 3.750% due 12/1/23(f)	1,282,195

Puerto Rico - 1.3%
16,175,000	NR	Commonwealth of Puerto Rico, GO, Series A, 8.000% due 7/1/35(e)	6,773,281
		Government Development Bank for Puerto Rico, Revenue Bonds:
6,380,000	NR	Series A, 3.875% due 2/1/17(e)	2,583,900
1,515,000	NR	Series B, 4.704% due 5/1/16(e)	613,575
3,220,000	NR	Series H, 4.900% due 8/1/21(e)	1,304,100
2,615,000	NR	Series I, 4.350% due 8/1/18(e)	1,059,075

		Total Puerto Rico	12,333,931

		TOTAL MUNICIPAL BONDS (Cost - $9,365,578)	13,616,126

U.S. GOVERNMENT OBLIGATIONS - 0.8%
		U.S. Treasury Notes:
438,800		0.750% due 10/31/18	436,452
6,717,600		1.125% due 1/31/19	6,670,104

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $7,123,925)	7,106,556

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
OPEN-END FUNDS - 19.9%
4,929,609	BrandywineGLOBAL - Global Unconstrained Bond Fund, Class I Shares	$58,711,649
10,870,710	JPMorgan Strategic Income Opportunities Fund, Class I Shares	125,556,704

	TOTAL OPEN-END FUNDS (Cost - $186,489,516)	184,268,353

COMMON STOCKS - 14.2%
BASIC MATERIALS - 0.6%
Chemicals - 0.6%
174,325	Huntsman Corp.	5,573,170
5,300	Monsanto Co.	675,538

	Total Chemicals	6,248,708

	TOTAL BASIC MATERIALS	6,248,708

COMMUNICATIONS - 0.4%
Media - 0.3%
663,371	Altice NV, Class A Shares*(a)	2,349,807
7,000	Time Warner Inc.	659,120

	Total Media	3,008,927

Telecommunications - 0.1%
149,274	HC2 Holdings Inc.*	918,035

	TOTAL COMMUNICATIONS	3,926,962

CONSUMER CYCLICAL - 0.2%
Auto Manufacturers - 0.2%
40,676	General Motors Co.(c)	1,736,865

CONSUMER NON-CYCLICAL - 5.2%
Biotechnology - 2.3%
373,044	Adverum Biotechnologies Inc.*	2,331,525
12,025	Atara Biotherapeutics Inc.*	598,845
45,847	Blueprint Medicines Corp.*	3,854,816
60,466	Loxo Oncology Inc.*(c)	10,722,436
863,898	Sesen Bio Inc.*	1,961,048
486,776	Sierra Oncology Inc.*	1,367,841

	Total Biotechnology	20,836,511

Commercial Services - 0.4%
93,547	Quanta Services Inc.*	3,368,627

Healthcare-Products - 0.4%
53,197	Inspire Medical Systems Inc.*	1,595,910
114,169	Sientra Inc.*(a)	2,061,892

	Total Healthcare-Products	3,657,802

Healthcare-Services - 0.3%
263,698	Natera Inc.*(c)	3,074,719

Pharmaceuticals - 1.8%
184,140	Aclaris Therapeutics Inc.*(a)(c)	3,327,410
487,216	Array BioPharma Inc.*	7,965,981
239,080	Clementia Pharmaceuticals Inc.*(c)	3,387,764
44,016	Concert Pharmaceuticals Inc.*	899,247
30,760	Mirati Therapeutics Inc.*	1,307,300

	Total Pharmaceuticals	16,887,702

	TOTAL CONSUMER NON-CYCLICAL	47,825,361

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
DIVERSIFIED - 0.6%
SPACs - 0.6%
26,313	Atlantic Acquisition Corp.*	$263,130
42,941	Big Rock Partners Acquisition Corp.*	457,322
34,933	Black Ridge Acquisition Corp.*	340,946
52,566	CM Seven Star Acquisition Corp.*	516,724
22,935	Constellation Alpha Capital Corp.*	226,598
21,044	Draper Oakwood Technology Acquisition Inc., Class A Shares*	210,440
50,123	Haymaker Acquisition Corp.*	501,230
42,864	Hennessy Capital Acquisition Corp. III*	427,354
25,795	Industrea Acquisition Corp., Class A Shares*	253,823
35,601	Legacy Acquisition Corp.*	355,654
52,477	Leisure Acquisition Corp.*	521,096
30,010	Osprey Energy Acquisition Corp.*	289,896
60,188	Pensare Acquisition Corp.*	590,444
23,463	Pure Acquisition Corp.*	240,496
13,305	VectoIQ Acquisition Corp.*	133,050

	Total SPACs	5,328,203

	TOTAL DIVERSIFIED	5,328,203

FINANCIAL - 3.8%
Banks - 0.3%
11,949	BB&T Corp.(c)	627,322
50,713	Huntington Bancshares Inc.(c)	754,102
47,400	Kearny Financial Corp.(c)	684,930
30,122	KeyCorp(c)	585,572
3,264	M &T Bank Corp.(c)	561,669

	Total Banks	3,213,595

Insurance - 1.4%
1,428,485	FGL Holdings*(c)	11,842,141
12,300	XL Group Ltd.	683,634

	Total Insurance	12,525,775

Investment Companies - 0.6%
167,638	American Capital Senior Floating Ltd.	2,061,948
131,712	Garrison Capital Inc.	1,156,431
241,560	Triangle Capital Corp.(a)	2,736,875

	Total Investment Companies	5,955,254

Savings & Loans - 1.5%
43,385	Investors Bancorp Inc.(c)	578,756
217,199	OceanFirst Financial Corp.(c)	6,368,275
229,484	Oritani Financial Corp.(c)	3,648,795
153,754	Waterstone Financial Inc.(c)	2,667,632

	Total Savings & Loans	13,263,458

	TOTAL FINANCIAL	34,958,082

INDUSTRIAL - 2.7%
Aerospace/Defense - 0.9%
58,211	Rockwell Collins Inc.	8,004,595

Building Materials - 0.4%
186,954	Builders FirstSource Inc.*(c)	3,660,559

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
INDUSTRIAL - 2.7% - (continued)
Transportation - 1.4%
141,285	Knight-Swift Transportation Holdings Inc., Class A Shares	$5,747,474
71,372	XPO Logistics Inc.*(c)	7,511,903

	Total Transportation	13,259,377

	TOTAL INDUSTRIAL	24,924,531

TECHNOLOGY - 0.7%
Semiconductors - 0.4%
166,249	Marvell Technology Group Ltd.	3,581,004

Software - 0.3%
137,349	Avaya Holdings Corp.*(c)	3,031,292

	TOTAL TECHNOLOGY	6,612,296

	TOTAL COMMON STOCKS (Cost - $116,338,883)	131,561,008

CLOSED-END FUNDS - 11.1%
44,893	Aberdeen Emerging Markets Equity Income Fund Inc., Class Common Shares	386,529
624,126	Aberdeen Total Dynamic Dividend Fund, Class Common Shares	5,542,239
154,881	Advent/Claymore Enhanced Growth & Income Fund, Class Common Shares	1,204,974
260,940	AllianzGI Convertible & Income 2024 Target, Class Common Shares	2,424,133
171,245	AllianzGI NFJ Dividend Interest & Premium Strategy Fund, Class Common Shares	2,217,623
176,089	BlackRock Credit Allocation Income Trust, Class Common Shares	2,179,982
212,642	BrandywineGLOBAL Global Income Opportunities Fund Inc., Class Common Shares	2,500,670
7,472	China Fund Inc., Class Common Shares	165,729
62,918	Clough Global Equity Fund, Class Common Shares	877,077
554,937	Clough Global Opportunities Fund, Class Common Shares	6,098,758
366,380	Delaware Enhanced Global Dividend & Income Fund, Class Common Shares	4,293,974
239,671	Delaware Investments Dividend & Income Fund Inc., Class Common Shares(a)	2,657,951
187,530	Eagle Growth & Income Opportunities Fund, Class Common Shares	2,867,334
173,008	First Trust Senior Floating Rate 2022 Target Term Fund, Class Common Shares	1,621,085
102,612	Gabelli Utility Trust, Class Common Shares	599,254
21,578	General American Investors Co., Inc., Class Preferred Shares(g)	559,302
311,577	Highland Floating Rate Opportunities Fund, Class Common Shares	4,947,843
49,041	India Fund Inc., Class Common Shares	1,209,841
243,103	Invesco High Income Trust II, Class Common Shares	3,286,753
497,814	Invesco Senior Income Trust, Class Common Shares(a)	2,185,403
170,465	Kayne Anderson MLP Investment Co., Class Common Shares*(a)	3,201,333
70,123	Lazard World Dividend & Income Fund Inc., Class Common Shares	768,548
36,725	Liberty All Star Equity Fund, Class Common Shares	232,469
253,821	Madison Covered Call & Equity Strategy Fund, Class Common Shares	1,880,814
203,004	Managed Duration Investment Grade Municipal Fund, Class Common Shares(a)	2,904,987
248,898	Morgan Stanley Emerging Markets Debt Fund Inc., Class Common Shares	2,250,038
188,752	Morgan Stanley Emerging Markets Fund Inc., Class Common Shares	3,163,483
7,662	Morgan Stanley Income Securities Inc., Class Common Shares	141,900
59,858	NexPoint Credit Strategies Fund, Class Common Shares(a)	1,321,066
138,430	Nuveen AMT-Free Quality Municipal Income Fund, Class Common Shares	1,805,127
31,952	Nuveen Build America Bond Fund, Class Common Shares	653,099
13,168	Nuveen Build America Bond Opportunity Fund, Class Common Shares	288,050
149,948	Nuveen Credit Strategies Income Fund, Class Common Shares(a)	1,213,079
60,966	Nuveen Emerging Markets Debt 2022 Target Term Fund, Class Common Shares	546,865
114,933	Nuveen Intermediate Duration Quality Municipal Term Fund, Class Common Shares	1,438,961
62,201	Nuveen Mortgage Opportunity Term Fund 2, Class Common Shares	1,426,891

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units	Security	Value
CLOSED-END FUNDS - 11.1% - (continued)
92,099	Nuveen Mortgage Opportunity Term Fund, Class Common Shares	$2,146,828
132,821	Nuveen Quality Municipal Income Fund, Class Common Shares	1,762,535
292,334	Prudential Global Short Duration High Yield Fund Inc., Class Common Shares	4,025,439
34,810	Prudential Short Duration High Yield Fund Inc., Class Common Shares(a)	489,777
81,869	Reaves Utility Income Fund, Class Common Shares	2,320,167
17,526	Royce Micro-Capital Trust Inc., Class Common Shares	177,538
354,645	Sprott Focus Trust Inc., Class Common Shares	2,826,521
405,153	Templeton Emerging Markets Income Fund, Class Common Shares	4,258,158
388,118	Templeton Global Income Fund, Class Common Shares	2,414,094
246,881	Virtus Total Return Fund Inc., Class Common Shares	2,703,347
181,577	Voya Prime Rate Trust, Class Common Shares	929,674
274,906	Western Asset Emerging Markets Debt Fund Inc., Class Common Shares	3,730,474
572,442	Western Asset High Income Opportunity Fund Inc., Class Common Shares	2,724,824
75,145	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, Class Common Shares	837,115

	TOTAL CLOSED-END FUNDS (Cost - $104,477,475)	102,409,655

RIGHTS - 0.5%
663,371	Altice NV*(d)	4,837,865
26,313	Atlantic Acquisition Corp.*	14,209
17,467	Black Ridge Acquisition Corp.*	4,454
52,566	CM Seven Star Acquisition Corp.*	15,770
22,935	Constellation Alpha Capital Corp.*	7,316
21,044	Draper Oakwood Technology Acquisition Inc.*	10,627
60,188	Pensare Acquisition Corp.*	21,066

	TOTAL RIGHTS (Cost - $5,438,147)	4,911,307

PREFERRED STOCKS - 0.4%
FINANCIAL - 0.4%
Banks - 0.4%
130,384	GMAC Capital Trust I, 8.128% (3-Month USD-LIBOR + 5.785%)(c)(f)	3,404,326

	TOTAL FINANCIAL	3,404,326

	TOTAL PREFERRED STOCKS (Cost - $3,429,657)	3,404,326

WARRANTS - 0.0%
DIVERSIFIED - 0.0
SPACs - 0.0%
52,399	Black Ridge Acquisition Corp*	14,672
26,283	CM Seven Star Acquisition Corp.*	9,199
22,935	Constellation Alpha Capital Corp.*	5,734
10,522	Draper Oakwood Technology Acquisition Inc.*	5,892
32,148	Hennessy Capital Acquisition Corp. III*	34,077
26,357	I-AM Capital Acquisition Co.*	7,380
25,795	Industrea Acquisition Corp.*	15,990
15,005	Osprey Energy Acquisition Corp.*	14,705

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Shares/Units		Security	Value
DIVERSIFIED - 0.0 - (continued)
SPACs - 0.0% - (continued)
30,094		Pensare Acquisition Corp.*	$14,746

		Total SPACs	122,395

		TOTAL DIVERSIFIED	122,395

		TOTAL WARRANTS (Cost - $101,924)	122,395

Number of Contracts	Notional Amounts
PURCHASED OPTIONS - 0.1%
Equity Options - 0.1%
510	$ 6,500,460	Monsanto Co., Call @ $120.00, expires 7/20/18, NFSC	402,900
331	4,131,542	United Technologies Corp., Call @ $135.00, expires 1/18/19, GSC	111,878

		Total United States	514,778

		TOTAL PURCHASED OPTIONS (Cost - $583,429)	514,778

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $769,464,053)	779,410,182

Face Amount†
SHORT-TERM INVESTMENTS - 11.3%
TIME DEPOSITS - 11.3%
$ 3,908		Brown Brothers Harriman - Grand Cayman, 1.050% due 6/1/18	3,908
67,499	EUR	Citibank - London, (0.580)% due 6/1/18	78,910
38,141,071		JPMorgan Chase & Co. - New York, 1.050% due 6/1/18	38,141,071
20,157,675		Standard Chartered Bank - London, 1.050% due 6/1/18	20,157,675
45,981,351		Sumitomo Mitsui Banking Corp. - Tokyo, 1.050% due 6/1/18	45,981,351

		TOTAL TIME DEPOSITS (Cost - $104,362,915)	104,362,915

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.1%
MONEY MARKET FUND - 2.1%
19,605,214		Federated Government Obligations Fund, Premier Class(k) (Cost - $19,605,214)	19,605,214

		TOTAL INVESTMENTS - 97.8% (Cost - $893,432,182#)	903,378,311

		Other Assets in Excess of Liabilities - 2.2%	20,479,704

		TOTAL NET ASSETS - 100.0%	$923,858,015

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $127,452,153 and represents 13.80% of net assets.
(c)	All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Security is currently in default.
(f)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2018.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Illiquid security.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SPACs	—	Special Purpose Acquisition Companies

See pages 119-121 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	25.9%
Open-End Funds	20.4
Common Stocks	14.6
Closed-End Funds	11.3
Senior Loans	10.8
Municipal Bonds	1.5
U.S. Government Obligations	0.8
Rights	0.5
Preferred Stocks	0.4
Purchased Options	0.1
Warrants	0.0 *
Short-Term Investments	11.5
Money Market Fund	2.2

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Schedule of Options Contracts Written

Equity Options

Number of Contracts	Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price	Value
510	$6,500,460	Monsanto Co., Call	NFSC	7/20/18	$ 125.00	$ 150,450
510	6,500,460	Monsanto Co., Put	NFSC	7/20/18	105.00	3,570

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received - $218,233)				$154,020

At May 31, 2018, Destinations Multi Strategy Alternatives Fund had open exchange traded futures contracts as described below.

The unrealized (depreciation) on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Note September Futures	499	9/18	$56,815,813	$56,831,422	$(15,609)
U.S. Treasury 10-Year Note September Futures	158	9/18	19,006,109	19,029,125	(23,016)
U.S. Long Bond September Futures	65	9/18	9,398,539	9,433,125	(34,586)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(73,211)

At May 31, 2018, Destinations Multi Strategy Alternatives Fund had deposited cash of $626,860 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2018, Destinations Multi Strategy Alternatives Fund had open forward foreign currency contracts as described below.

The unrealized appreciation/(depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	2,000,000	GSC	$2,350,452	8/9/18	$—	$(19,022)	$(19,022)
Euro	1,500,000	GSC	1,762,839	8/9/18	—	(14,266)	(14,266)

					$—	$(33,288)	$(33,288)

Contracts to Sell:
Euro	2,900,000	GSC	$3,408,156	8/9/18	$74,494	$—	$74,494
Euro	4,200,000	GSC	4,935,950	8/9/18	107,889	—	107,889

					$182,383	$—	$182,383

Net Unrealized Appreciation/(Depreciation) on Open Forward Foreign Currency Contracts					$182,383	$(33,288)	$149,095

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

At May 31, 2018, Destinations Multi Strategy Alternatives Fund held the following OTC Contract: OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 5/31/18(2)	Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums Paid	Unrealized (Depreciation)
Supervalu, Inc., B-	(5.000)%	6/20/23	3-Month	GSC	6.418%	$2,910	$135,641	$240,350	$(104,709)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2018, Destinations Multi Strategy Alternatives Fund held the following OTC Total Return Swap Contracts:

OTC Total Return Swaps on Baskets

Currency	Notional Amounts	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Upfront Premiums (Received)	Unrealized Appreciation
USD	$320,870	8/25/18	GSC	1-Month	USD-LIBOR-BBA + 0.400%	GSCBDRC2 Basket*	$(146,251)	$144,840
USD	719,101	8/25/18	GSC	1-Month	USD-LIBOR-BBA + 0.400%	GSCBDRS2 Basket**	(86,489)	55,559

							$(232,740)	$200,399

*	GSCBDRC2 Basket consists of a portfolio of Chesapeake Energy Corp., California Resources Corp., Oasis Petroleum Inc. and Whiting Petroleum Corp.
**	GSCBDRS2 Basket consists of a portfolio of Anadarko Petroleum Corp., Devon Energy Corp., Diamondback Energy Inc., Helmerich Payne Inc. and Pioneer Natural Resources Co.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

OTC Total Return Swaps

Currency	Reference Obligation	Notional Amounts	Maturity Date	Counterparty	Pay	Receive	Upfront Premiums Paid	Unrealized Appreciation
EGP	Arab Republic of Egypt	EGP 70,500,000	6/5/18	GSC	$3,663,451	Total Return of Reference Obligation	$3,663,451	$272,021
EGP	Arab Republic of Egypt, Treasury Bill	EGP 51,187,500	8/7/18	GSC	$2,707,294	Total Return of Reference Obligation	2,707,294	57,746

							$6,370,745	$329,767

Currency Abbreviations used in this schedule:

EGP	—	Egyptian Pound
EUR	—	Euro

Counterparty Abbreviations used in this schedule:

GSC	—	Goldman Sachs & Co.
MSC	—	Morgan Stanley
NFSC	—	National Financial Services Corp.

Schedules of Investments

(unaudited) (continued)

Destinations Multi Strategy Alternatives Fund

Face Amount	Security	Value
SECURITIES SOLD SHORT - 4.7%
CORPORATE BONDS & NOTES - 0.6%
Communications - 0.0%
$ 600,000	Digicel Group Ltd., Senior Unsecured Notes, 7.125% due 4/1/22(a)	$417,000

Consumer Cyclical - 0.3%
3,000,000	Staples Inc., Company Guaranteed Notes, 8.500% due 9/15/25(a)	2,811,000

Consumer Non-cyclical - 0.3%
300,000	Hadrian Merger Sub Inc., Senior Unsecured Notes, 8.500% due 5/1/26(a)	297,375
2,750,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, Company Guaranteed Notes, 5.500% due 4/15/25(a)	2,193,400

	Total Consumer Non-cyclical	2,490,775

	TOTAL CORPORATE BONDS & NOTES (Proceeds - $5,859,219)	5,718,775

Shares/Units
EXCHANGE TRADED FUNDS (ETFs) - 2.9%
54,693	iShares Nasdaq Biotechnology	5,931,456
16,500	iShares Russell 2000	2,685,705
134,629	SPDR S&P Biotech	12,745,328
85,212	SPDR S&P Regional Banking	5,383,694

	Total	26,746,183

	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds - $23,156,342)	26,746,183

COMMON STOCKS - 1.2%
COMMUNICATIONS - 0.9%
Media - 0.6%
262,800	Altice USA Inc., Class A Shares*	5,140,368

Telecommunications - 0.3%
10,500	AT&T Inc.	339,360
99,394	Ciena Corp.*	2,291,032

	Total Telecommunications	2,630,392

	TOTAL COMMUNICATIONS	7,770,760

ENERGY - 0.0%
Oil & Gas Services - 0.0%
17	McDermott International Inc.*	369

INDUSTRIAL - 0.0%
Aerospace/Defense - 0.0%
1,115	United Technologies Corp.	139,174

TECHNOLOGY - 0.3%
Semiconductors - 0.3%
32,550	Microchip Technology Inc.	3,169,719

	TOTAL COMMON STOCKS (Proceeds - $10,827,351)	11,080,022

	TOTAL SECURITIES SOLD SHORT - 4.7% (Proceeds - $39,842,912)	$43,544,980

*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2018, amounts to approximately $5,718,775 and represents 0.62% of net assets.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization

Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Real Assets Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”).

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.

2. Investment valuation

Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Corporate Bond & Note	$948,221	$—	$948,221	$—
Common Stocks	2,800,274,185	2,800,274,185	—	—
Preferred Stock	406,539	—	—	406,539
Short-Term Investments:
Time Deposits	69,409,488	—	69,409,488	—
Money Market Fund	13,152,766	13,152,766	—	—

Total Investments, at value	$2,884,191,199	$2,813,426,951	$70,357,709	$406,539

Other Financial Instruments — Liabilities
Futures Contract	$(229,058)	$(229,058)	$—	$—

Total Other Financial Instruments — Liabilities	$(229,058)	$(229,058)	$—	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$579,876,075	$579,876,075	$—	$—
Exchange Traded Funds (ETFs)	154,754,676	154,754,676	—	—
Short-Term Investments:
Time Deposits	21,746,350	—	21,746,350	—
Money Market Fund	16,880,310	16,880,310	—	—

Total Investments, at value	$773,257,411	$751,511,061	$21,746,350	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$6,883,704	$6,883,704	$—	$—
Australia	23,202,560	—	23,202,560	—
Austria	4,548,689	—	4,548,689	—
Belgium	2,432,566	—	2,432,566	—
Bermuda	3,281,571	1,634,628	1,646,943	—
Brazil	19,896,667	7,904,763	11,991,904	—
Canada	25,220,265	25,220,265	—	—
China	114,136,966	28,708,757	85,428,209	—
Denmark	7,197,757	—	7,197,757	—
Egypt	1,832,586	—	1,832,586	—
Finland	4,101,611	—	4,101,611	—
France	61,701,142	—	61,701,142	—
Germany	80,789,684	—	80,789,684	—
Greece	2,412,890	—	2,412,890	—
Hong Kong	27,553,496	—	27,553,496	—
India	78,892,215	—	78,892,215	—
Indonesia	11,935,596	—	11,935,596	—
Ireland	4,628,639	1,480,055	3,148,584	—
Isle of Man	263,902	—	263,902	—
Israel	3,339,328	1,369,271	1,970,057	—
Italy	5,454,269	—	5,454,269	—
Japan	165,463,005	—	165,463,005	—
Malaysia	9,568,825	—	9,568,825	—
Mexico	17,822,558	4,343,710	13,478,848	—
Netherlands	14,360,531	4,371,557	9,988,974	—
New Zealand	3,810,843	—	3,810,843	—
Nigeria	415,632	—	415,632	—
Norway	2,237,388	—	2,237,388	—
Pakistan	4,260,841	—	4,260,841	—
Panama	1,237,858	1,237,858	—	—
Peru	1,041,338	1,041,338	—	—
Philippines	13,051,068	—	13,051,068	—
Poland	3,514,392	—	3,514,392	—
Russia	8,990,828	8,816,365	174,463	—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Singapore	$4,422,341	$1,538,663	$2,883,678	$—
South Africa	17,755,696	1,066,843	16,688,853	—
South Korea	40,311,517	—	40,311,517	—
Spain	17,316,051	4,017,004	13,299,047	—
Sweden	16,746,652	—	16,746,652	—
Switzerland	50,708,315	—	50,708,315	—
Taiwan	41,211,493	10,523,110	30,688,383	—
Thailand	6,996,167	—	6,996,167	—
Turkey	2,116,072	—	2,116,072	—
United Arab Emirates	3,586,010	—	3,586,010	—
United Kingdom	95,465,943	4,176,275	91,289,668	—
United States	45,260,125	41,314,188	3,945,937	—
Exchange Traded Funds (ETFs)	251,206,183	251,206,183	—	—
Right	476,376	—	476,376	—
Short-Term Investments:
Time Deposits	23,685,830	—	23,685,830	—
U.S. Government Agency	12,584,000	—	12,584,000	—
Money Market Fund	21,677,158	21,677,158	—	—

Total Investments, at value	$1,387,007,139	$428,531,695	$958,475,444	$—

Other Financial Instruments — Assets
Forward Foreign Currency Contracts	$278,226	$—	$278,226	$—

Total Other Financial Instruments — Assets	$278,226	$—	$278,226	$—

Other Financial Instruments — Liabilities
Forward Foreign Currency Contracts	$(19,240)	$—	$(19,240)	$—

Total Other Financial Instruments — Liabilities	$(19,240)	$—	$(19,240)	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Common Stocks	$194,871,969	$194,871,969	$—	$—
Exchange Traded Funds (ETFs)	103,736,609	103,736,609	—	—
Short-Term Investments:
Time Deposits	4,264,437	—	4,264,437	—
Money Market Fund	1,008	1,008	—	—

Total Investments, at value	$302,874,023	$298,609,586	$4,264,437	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Real Assets Fund
Investments, at value
Common Stocks	$229,030,583	$229,030,583	$—	$—
Exchange Traded Fund (ETF)	27,785,510	27,785,510	—	—
Short-Term Investments:
Time Deposits	7,400,788	—	7,400,788	—
Money Market Fund	28,791,665	28,791,665	—	—

Total Investments, at value	$293,008,546	$285,607,758	$7,400,788	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund
Investments, at value
U.S. Government Agencies & Obligations	$348,919,590	$—	$348,919,590	$—
Collateralized Mortgage Obligations	321,784,379	—	321,784,379	—
Mortgage-Backed Securities	297,672,310	—	297,672,310	—
Corporate Bonds & Notes	279,144,222	—	279,144,222	—
Asset-Backed Securities	144,993,323	—	144,993,323	—
Senior Loans	52,113,781	—	52,113,781	—
Sovereign Bonds	21,989,634	—	21,989,634	—
Municipal Bonds	3,474,176	—	3,474,176	—
Short-Term Investments:
Time Deposit	46,956,376	—	46,956,376	—
Money Market Fund	510,860	510,860	—	—

Total Investments, at value	$1,517,558,651	$510,860	$1,517,047,791	$—

Other Financial Instruments — Liabilities
Forward Sale Commitment	$(2,087,344)	$—	$(2,087,344)	$—

Total Other Financial Instruments — Liabilities	$(2,087,344)	$—	$(2,087,344)	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$102,552,984	$—	$102,552,984	$—
Asset-Backed Securities	16,536,691	—	16,536,691	—
Collateralized Mortgage Obligations	10,743,147	—	10,743,147	—
Senior Loans	6,669,605	—	6,273,945	395,660
U.S. Government Obligations	1,330,294	—	1,330,294	—
Sovereign Bonds	1,627,926	—	1,627,926	—
Exchange Traded Fund (ETF)	26,969,843	26,969,843	—	—
Short-Term Investments:
Time Deposits	8,772,480	—	8,772,480	—
U.S. Government Obligations	3,079,017	—	3,079,017	—
Money Market Fund	1,556,200	1,556,200	—	—

Total Investments, at value	$179,838,187	$28,526,043	$150,916,484	$395,660

Other Financial Instruments — Assets
Forward Foreign Currency Contracts	$55,098	$—	$55,098	$—

Total Other Financial Instruments — Assets	$55,098	$—	$55,098	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes	$387,465,898	$—	$387,465,898	$—
Senior Loans	52,686,404	—	50,161,863	2,524,541
Sovereign Bonds	43,875,745	—	43,875,745	—
Preferred Stocks:
Bermuda	1,487,758	1,487,758	—	—
United States	10,171,963	8,939,713	1,232,250	—
Common Stocks:
Colombia	248,476	248,476	—	—
United States	1,666,646	—	—	1,666,646
Short-Term Investments:
Commercial Papers	83,076,611	—	83,076,611	—
Time Deposits	39,375,788	—	39,375,788	—
Money Market Fund	4,158,308	4,158,308	—	—

Total — Investments, at value	$624,213,597	$14,834,255	$605,188,155	$4,191,187

Other Financial Instruments — Asset
Forward Foreign Currency Contracts	$24,135	$—	$24,135	$—

Total Other Financial Instruments — Assets	$24,135	$—	$24,135	$—

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$181,055,304	$—	$181,055,304	$—
Short-Term Investments:
Municipal Bonds	38,953,406	—	38,953,406	—
Time Deposits	26,942,398	—	26,942,398	—

Total Investments, at value	$246,951,108	$—	$246,951,108	$—

	Total Fair Value at May 31, 2018		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$7,764,310		$—	$7,764,310	$—
Communications	64,035,318	*	—	64,035,318	—	*
Consumer Cyclical	20,099,666		—	20,099,666	—
Consumer Non-cyclical	41,981,244		—	41,981,244	—
Diversified	3,976,291		—	3,976,291	—
Energy	30,825,657		—	30,825,657	—
Financial	40,780,577		2,212,767	38,567,810	—
Industrial	8,782,072		—	8,782,072	—
Technology	11,643,103		—	11,643,103	—
Utilities	3,837,141		—	3,837,141	—
Senior Loans	97,770,299	*	—	97,580,424	189,875	*
Municipal Bonds	13,616,126		—	13,616,126	—
U.S. Government Obligations	7,106,556		—	7,106,556	—
Open-End Funds	184,268,353		—	184,268,353	—
Common Stocks	131,561,008		131,561,008	—	—
Closed-End Funds	102,409,655		102,409,655	—	—
Rights	4,911,307		73,442	4,837,865	—
Preferred Stocks	3,404,326		3,404,326	—	—
Warrants	122,395		122,395	—	—
Purchased Options	514,778		514,778	—	—
Short-Term Investments:
Time Deposits	104,362,915		—	104,362,915	—
Money Market Fund	19,605,214		19,605,214	—	—

Total Investments, at value	$903,378,311	*	$259,903,585	$643,284,851	$189,875	*

	Total Fair Value at May 31, 2018	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Financial Instruments — Assets
Forward Foreign Currency Contracts	$182,383	$—	$182,383	$—
OTC Total Return Swaps on Baskets	200,399	—	200,399	—
OTC Total Return Swaps	329,767	—	329,767	—

Total Other Financial Instruments — Assets	$712,549	$—	$712,549	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(154,020)	$(154,020)	$—	$—
Futures Contracts	(73,211)	(73,211)	—	—
Forward Foreign Currency Contracts	(33,288)	—	(33,288)	—
OTC Credit Default Swaps	(104,709)	—	(104,709)	—
Securities Sold Short:
Corporate Bonds & Notes	(5,718,775)	—	(5,718,775)	—
Exchange Traded Funds (ETFs)	(26,746,183)	(26,746,183)	—	—
Common Stocks	(11,080,022)	(11,080,022)	—	—

Total Other Financial Instruments — Liabilities	$(43,910,208)	$(38,053,436)	$(5,856,772)	$—

*	Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended May 31, 2018, Destinations Low Duration Fixed Income Fund had transfers from Level 3 to Level 2 of $2,766,482 and transfers from Level 2 to Level 3 of $539,290. Destinations Global Fixed Income Opportunities Fund had transfers from Level 3 to Level 2 of $3,293,023, transfers from Level 2 to Level 3 of $2,153,180 and transfers from Level 1 to Level 2 of $1,232,250. Destinations Multi Strategy Alternatives Fund had di minimus transfers under 1% of net assets from Level 2 to Level 3 and transfers from Level 1 to Level 2 of $184,268,353.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2018 through May 31, 2018:

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Senior Loans
Destinations Large Cap Equity Fund
Balance as of February 28, 2018	$406,539		$—		$—	$406,539	$—
Purchases	—		—		—	—	—
(Sales/Paydowns)	—		—		—	—	—
Total realized gain (loss)	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Transfers In	—		—		—	—	—
Transfers Out	—		—		—	—	—

Balance as of May 31, 2018	$406,539		$—		$—	$406,539	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$—		$—		$—	$—	$—

Destinations International Equity Fund
Balance as of February 28, 2018	$—	*	$—	*	$—	$—	$—
Purchases	—		—		—	—	—
(Sales/Paydowns)	—	*	—	*	—	—	—
Total realized gain (loss)	—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Transfers In	—		—		—	—	—
Transfers Out	—		—		—	—	—

Balance as of May 31, 2018	$—		$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$—		$—		$—	$—	$—

Destinations Real Assets Fund
Balance as of February 28, 2018	$168,232		$168,232		$—	$—	$—
Purchases	—		—		—	—	—
(Sales/Paydowns)	(201,123)		(201,123)		—	—	—
Total realized gain (loss)	32,891		32,891		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Transfers In	—		—		—	—	—
Transfers Out	—		—		—	—	—

Balance as of May 31, 2018	$—		$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$—		$—		$—	$—	$—

	Total	Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Senior Loans
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2018	$2,766,482	$—		$2,766,482	$—	$—
Purchases	—	—		—	—	—
(Sales/Paydowns)	—	—		—	—	—
Accrued Discounts (premiums)	6,846	—		—	—	6,846
Total realized gain (loss)	—	—		—	—	—
Change in unrealized appreciation (depreciation)	(150,476)	—		—	—	(150,476)
Transfers In	539,290	—		—	—	539,290
Transfers Out	(2,766,482)	—		(2,766,482)	—	—

Balance as of May 31, 2018	$395,660	$—		$—	$—	$395,660

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$(150,476)	$—		$—	$—	$(150,476)

Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2018	$5,058,416	$—		$3,293,023	$—	$1,765,393
Purchases	3,281,353	2,346,375		—	—	934,978
(Sales/Paydowns)	(1,643,324)	—		—	—	(1,643,324)
Accrued Discounts (premiums)	27,334	—		—	—	27,334
Total realized gain (loss)	91	—		—	—	91
Change in unrealized appreciation (depreciation)	(1,392,840)	(679,729)		—	—	(713,111)
Transfers In	2,153,180	—		—	—	2,153,180
Transfers Out	(3,293,023)	—		(3,293,023)	—	—

Balance as of May 31, 2018	$4,191,187	$1,666,646		$—	$—	$2,524,541

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$(1,280,523)	$(679,729)		$—	$—	$(600,794)

Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2018	$197,907 *	$—	*	$8,032	$—	$189,875 *
Purchases	396 *	—		— *	—	396
(Sales/Paydowns)	(1,703)*	—	*	(80)	—	(1,623)
Total realized gain (loss)	(160,567)	—		(160,567)	—	—
Change in unrealized appreciation (depreciation)	153,842	—		152,615	—	1,227
Transfers In	—	—		—	—	—
Transfers Out	—	—		—	—	—

Balance as of May 31, 2018	$189,875 *	$—		$— *	$—	$189,875 *

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2018	$—	$—		$—	$—	$—

*	Includes securities that are fair valued at $0.

3. Investments

At May 31, 2018, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	2,520,529,496		463,857,238	(100,424,593)	363,432,645
Destinations Small-Mid Cap Equity Fund	689,677,260		101,203,501	(17,623,350)	83,580,151
Destinations International Equity Fund	1,242,987,615		201,435,621	(57,157,111)	144,278,510
Destinations Equity Income Fund	307,816,842		10,220,612	(15,163,431)	(4,942,819)
Destinations Real Assets Fund	293,698,648		20,884,521	(21,574,623)	(690,102)
Destinations Core Fixed Income Fund	1,544,698,489		4,099,764	(31,239,602)	(27,139,838)
Destinations Low Duration Fixed Income Fund	182,014,363		297,476	(2,418,554)	(2,121,078)
Destinations Global Fixed Income Opportunities Fund	635,626,906		1,496,955	(12,886,129)	(11,389,174)
Destinations Municipal Fixed Income Fund	248,412,774		399,107	(1,860,773)	(1,461,666)
Destinations Multi Strategy Alternatives Fund	893,672,532	*	34,228,669	(24,046,753)	10,181,916

*	Aggregate cost for federal income tax purposes includes premiums paid on OTC Credit Default Swaps.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore President
Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore President
Date:	July 26, 2018

By:	/s/ Philip Green, Jr.
Philip Green, Jr. Chief Financial Officer
Date:	July 26, 2018